Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (99.6%)
Argentina (2.1%)
Despegar.com Corp. (a)	399,550	$4,807

Belgium (0.9%)
Anheuser-Busch InBev SA N.V.	35,666	2,023

Brazil (1.0%)
Ambev SA ADR	836,215	2,308

Canada (5.8%)
Agnico Eagle Mines Ltd.	39,382	2,043
Altus Group Ltd. (b)	25,941	1,266
Cameco Corp.	58,383	1,268
First Quantum Minerals Ltd.	292,787	5,421
Gildan Activewear, Inc.	39,868	1,457
Teck Resources Ltd., Class B	75,688	1,885
		13,340
China (7.5%)
Alibaba Group Holding Ltd. ADR (a)	44,444	6,580
China Resources Beer Holdings Co., Ltd. (c)	150,000	1,109
Tencent Holdings Ltd. (c)	57,100	3,409
Tencent Holdings Ltd. ADR (b)	34,556	2,065
Tencent Music Entertainment Group ADR (a)	53,366	387
Trip.com Group Ltd. ADR (a)	74,541	2,292
Yum China Holdings, Inc.	23,000	1,337
		17,179
Denmark (2.0%)
Drilling Co of 1972 A/S (The) (a)	25,313	950
Novo Nordisk A/S Series B	37,166	3,583
		4,533
France (8.0%)
Air Liquide SA	7,560	1,211
Airbus SE (a)	26,842	3,559
Capgemini SE	10,908	2,262
Dassault Systemes SE	28,065	1,477
Hermes International	463	639
Kering SA	2,026	1,439
L'Oreal SA (BSRM)	3,731	1,544
Legrand SA	6,555	702
LVMH Moet Hennessy Louis Vuitton SE	1,997	1,430
Pernod Ricard SA	6,591	1,453
Sanofi	11,120	1,070
Ubisoft Entertainment SA (a)	26,061	1,561
		18,347
Germany (7.7%)
Bayer AG (Registered)	90,240	4,898
CTS Eventim AG & Co. KGaA (a)	28,509	2,145
Infineon Technologies AG	39,415	1,612
Jungheinrich AG (Preference)	31,250	1,449
KION Group AG	15,048	1,399
Linde PLC (a)	9,321	2,741

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Siemens Healthineers AG	53,094	3,444
		17,688
Hong Kong (0.7%)
Trip.com Group Ltd. (a)	50,950	1,554

India (4.5%)
Apollo Hospitals Enterprise Ltd.	45,661	2,748
ICICI Bank Ltd.	129,188	1,214
ICICI Prudential Life Insurance Co., Ltd.	144,760	1,307
Maruti Suzuki India Ltd.	12,004	1,184
Reliance Industries Ltd.	48,168	1,630
State Bank of India	182,705	1,107
WNS Holdings Ltd. ADR (a)	11,954	978
		10,168
Ireland (0.9%)
Kerry Group PLC, Class A	6,696	900
Ryanair Holdings PLC ADR (a)	10,679	1,175
		2,075
Japan (10.3%)
FANUC Corp.	5,150	1,129
Hoya Corp.	7,800	1,217
Keyence Corp.	5,600	3,343
Nikon Corp.	448,300	4,978
Nintendo Co., Ltd.	1,808	864
Shimano, Inc.	4,350	1,271
Shiseido Co., Ltd.	10,300	692
SMC Corp.	2,105	1,313
Sony Group Corp.	32,993	3,663
Sony Group Corp. ADR	25,250	2,792
Tokyo Electron Ltd.	3,900	1,723
Unicharm Corp.	13,300	589
		23,574
Korea, Republic of (2.8%)
Samsung Electronics Co., Ltd.	104,272	6,464

Malta (0.0%) (d)
BGP Holdings PLC (a)(e)	72,261	—@

Netherlands (5.6%)
Akzo Nobel N.V.	11,933	1,304
ASML Holding N.V.	5,084	3,798
Koninklijke Philips N.V.	92,227	4,097
Koninklijke Philips N.V. (Registered) (b)	15,451	687
Universal Music Group (a)(b)	48,795	1,307
Universal Music Group (a)	19,260	516
Wolters Kluwer N.V.	10,871	1,152
		12,861
Norway (1.3%)
Adevinta ASA (a)	137,328	2,353
Subsea 7 SA	60,874	528
		2,881

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Poland (1.0%)
Allegro.eu SA (a)	159,781	2,320

Singapore (10.6%)
Sea Ltd. ADR (a)	76,053	24,240

South Africa (0.6%)
Impala Platinum Holdings Ltd.	61,784	697
Sibanye Stillwater Ltd.	219,946	668
Thungela Resources Ltd. (a)(b)	7,820	48
		1,413
Spain (1.4%)
Amadeus IT Group SA (a)	47,731	3,139

Sweden (0.2%)
Atlas Copco AB, Class A	6,146	371

Switzerland (0.8%)
Givaudan SA (Registered)	246	1,121
Nestle SA (Registered)	6,604	796
		1,917
Taiwan (3.5%)
Airtac International Group	32,000	995
Taiwan Semiconductor Manufacturing Co., Ltd.	212,000	4,385
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	24,292	2,712
		8,092
United Kingdom (12.2%)
Anglo American PLC	78,214	2,741
AstraZeneca PLC	26,912	3,244
Diageo PLC	51,519	2,494
Experian PLC	84,897	3,556
Glencore PLC	1,812,125	8,525
Keywords Studios PLC (a)	30,079	1,182
Sage Group PLC (The)	72,435	690
Unilever PLC	38,935	2,103
Unilever PLC CVA	61,315	3,320
		27,855
United States (8.2%)
Air Products & Chemicals, Inc.	4,116	1,054
Charles River Laboratories International, Inc. (a)	5,346	2,206
Cognex Corp.	7,900	634
Estee Lauder Cos., Inc. (The), Class A	5,577	1,673
Farfetch Ltd., Class A (a)	123,637	4,634
Medtronic PLC	15,251	1,912
Newmont Corp. (NYSE)	41,015	2,227
Newmont Corp. (TSX)	29,323	1,592
Schlumberger N.V.	46,230	1,370
Vertex Pharmaceuticals, Inc. (a)	8,100	1,469
		18,771
Total Common Stocks (Cost $150,180)		227,920

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Investment Company (0.4%)
United States (0.4%)
Morgan Stanley China A Share Fund, Inc. (f) (Cost $1,067)	46,002	966

Short-Term Investments (0.1%)
Securities held as Collateral on Loaned Securities (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	38,215	38

	Face Amount (000)
Repurchase Agreements (0.0%) (d)
HSBC Securities USA, Inc., (0.05%, dated 9/30/21, due 10/1/21; proceeds $2; fully collateralized by U.S. Government obligations; 0.00%-0.13% due 10/7/21-12/31/22; valued at $2)	$2	2
Merrill Lynch & Co., Inc., (0.05%, dated 9/30/21, due 10/1/21; proceeds $7; fully collateralized by a U.S. Government obligation; 0.38% due 4/15/24; valued at $7)	7	7
		9
Total Securities held as Collateral on Loaned Securities (Cost $47)		47
Total Investments (100.1%) (Cost $151,294) Including $4,049 of Securities Loaned (h)(i)(j)(k)		228,933
Liabilities in Excess of Other Assets (–0.1%)		(140)
Net Assets (100.0%)		$228,793

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

@	Value is less than $500.
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2021, were approximately $4,049,000 and $4,130,000, respectively. The Fund received cash collateral of approximately $47,000, which was subsequently invested in Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2021, there was uninvested cash collateral of approximately less than $500, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $4,083,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security trades on the Hong Kong exchange.
(d)	Amount is less than 0.05%.
(e)	At September 30, 2021, the Fund held a fair valued security valued at less than $500, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(f)	For the nine months ended September 30, 2021, proceeds from sale of Morgan Stanley China A Share Fund, Inc., Common Stock, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, were approximately $247,000, respectively, including net realized loss of approximately $10,000. For the nine months ended September 30, 2021, advisory fees paid were reduced by approximately $14,000 relating to the Fund’s investment in Morgan Stanley China A Share Fund, Inc.

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

(g)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2021, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(h)	Securities are available for collateral in connection with open foreign currency forward exchange contracts.
(i)	The approximate fair value and percentage of net assets, $141,626,000 and 61.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(j)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the Fund did not engage in any cross-trade transactions.
(k)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $88,284,000 and the aggregate gross unrealized depreciation is approximately $10,707,000, resulting in net unrealized appreciation of approximately $77,577,000.

ADR	American Depositary Receipt.
BSRM	Berlin Second Regulated Market.
CVA	Certificaten Van Aandelen.
NYSE	New York Stock Exchange.
TSX	Toronto Stock Exchange.

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at September 30, 2021:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	EUR	1,593		$1,887	12/16/21	$39
State Street Bank and Trust Co.		$2,623	GBP	1,894	12/16/21	(72)
State Street Bank and Trust Co.		$1,940	JPY	212,626	12/16/21	(29)
						$(62)

EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	47.5%
Entertainment	13.5
Metals & Mining	11.3
Semiconductors & Semiconductor Equipment	6.2
Internet & Direct Marketing Retail	5.9
Pharmaceuticals	5.6
Household Durables	5.0
Health Care Equipment & Supplies	5.0
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2021.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $62,000.

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (97.1%)
Aerospace & Defense (2.6%)
HEICO Corp., Class A	211,283	$25,022

Entertainment (4.3%)
ROBLOX Corp., Class A (a)	339,945	25,683
Spotify Technology SA (a)	68,253	15,380
		41,063
Food & Staples Retailing (2.5%)
Costco Wholesale Corp.	52,863	23,754

Health Care Equipment & Supplies (6.3%)
Danaher Corp.	83,084	25,294
Intuitive Surgical, Inc. (a)	35,423	35,216
		60,510
Health Care Technology (4.9%)
Veeva Systems, Inc., Class A (a)	162,633	46,866

Hotels, Restaurants & Leisure (1.8%)
Airbnb, Inc., Class A (a)	99,383	16,671

Information Technology Services (24.9%)
Adyen N.V. (Netherlands) (a)	6,021	16,831
Okta, Inc. (a)	64,210	15,240
Shopify, Inc., Class A (Canada) (a)	42,959	58,243
Snowflake, Inc., Class A (a)	165,966	50,193
Square, Inc., Class A (a)	217,584	52,185
Twilio, Inc., Class A (a)	144,147	45,990
		238,682
Interactive Media & Services (18.8%)
Facebook, Inc., Class A (a)	44,234	15,013
IAC/InterActiveCorp (a)	145,464	18,952
Match Group, Inc. (a)	100,306	15,747
Pinterest, Inc., Class A (a)	181,922	9,269
Snap, Inc., Class A (a)	472,463	34,901
Twitter, Inc. (a)	871,471	52,628
Vimeo, Inc. (a)	236,160	6,936
ZoomInfo Technologies, Inc., Class A (a)	432,017	26,435
		179,881
Internet & Direct Marketing Retail (7.2%)
Amazon.com, Inc. (a)	7,412	24,349
Chewy, Inc., Class A (a)	125,422	8,542
Farfetch Ltd., Class A (a)	352,137	13,198
Wayfair, Inc., Class A (a)	89,979	22,991
		69,080
Metals & Mining (0.2%)
Royal Gold, Inc.	22,769	2,174

Pharmaceuticals (2.4%)
Royalty Pharma PLC, Class A	633,180	22,883

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Road & Rail (2.6%)
Uber Technologies, Inc. (a)	563,040	25,224

Semiconductors & Semiconductor Equipment (3.3%)
ASML Holding N.V. (Netherlands)	42,591	31,735

Software (14.2%)
Avalara, Inc. (a)	65,197	11,395
Coupa Software, Inc. (a)	71,293	15,626
Datadog, Inc., Class A (a)	189,680	26,811
DocuSign, Inc. (a)	61,286	15,777
ServiceNow, Inc. (a)	26,660	16,590
Workday, Inc., Class A (a)	66,711	16,670
Zoom Video Communications, Inc., Class A (a)	124,539	32,567
		135,436
Textiles, Apparel & Luxury Goods (1.1%)
Lululemon Athletica, Inc. (a)	26,291	10,640
Total Common Stocks (Cost $634,934)		929,621

Investment Company (0.7%)
Grayscale Bitcoin Trust (a) (Cost $8,462)	196,592	6,655

Short-Term Investment (2.4%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $22,991)	22,990,591	22,991
Total Investments Excluding Purchased Options (100.2%) (Cost $666,387)		959,267
Total Purchased Options Outstanding (0.1%) (Cost $4,623)		1,050
Total Investments (100.3%) (Cost $671,010) (c)(d)(e)		960,317
Liabilities in Excess of Other Assets (–0.3%)		(3,204)
Net Assets (100.0%)		$957,113

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2021, advisory fees paid were reduced by approximately $12,000 relating to the Fund's investment in the Liquidity Funds.
(c)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the Fund did not engage in any cross-trade transactions.
(d)	The approximate fair value and percentage of net assets, $16,831,000 and 1.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.
(e)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $312,077,000 and the aggregate gross unrealized depreciation is approximately $22,770,000, resulting in net unrealized appreciation of approximately $289,307,000.

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Call Options Purchased:
The Fund had the following call options purchased open at September 30, 2021:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.45	Jan-22	169,591,626	169,592	$15	$905	$(890)
BNP Paribas	USD/CNH	CNH	7.64	Nov-21	140,421,482	140,421	—@	762	(762)
Goldman Sachs International	USD/CNH	CNH	7.57	Mar-22	177,160,838	177,161	68	880	(812)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.28	Jul-22	222,629,484	222,629	564	1,038	(474)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug-22	102,148,816	102,149	264	694	(430)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul-22	64,831,274	64,831	139	344	(205)
							$1,050	$4,623	$(3,573)

@	Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	28.7%
Information Technology Services	24.9
Interactive Media & Services	18.8
Software	14.1
Internet & Direct Marketing Retail	7.2
Health Care Equipment & Supplies	6.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Asia Opportunity Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (97.2%)
China (51.3%)
360 DigiTech, Inc. (a)	545,191	$11,078
Agora, Inc. ADR (a)	106,630	3,092
China East Education Holdings Ltd. (a)(b)(c)	2,615,500	2,699
China Resources Beer Holdings Co., Ltd. (b)	2,230,300	16,496
Foshan Haitian Flavouring & Food Co., Ltd., Class A	1,444,472	24,493
Greentown Service Group Co. Ltd. (b)	2,648,000	2,873
Haidilao International Holding Ltd. (b)(c)	4,013,000	15,373
HUYA, Inc. ADR (a)	1,112,237	9,276
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	2,090,986	12,180
KE Holdings, Inc. ADR (a)	1,216,118	22,206
Kuaishou Technology (a)(b)(c)	1,736,800	18,537
Kweichow Moutai Co., Ltd., Class A	95,194	26,869
Meituan Dianping, Class B (a)(b)	1,144,800	36,544
New Frontier Health Corp. SPAC (a)(c)	93,794	1,053
Shenzhou International Group Holdings Ltd. (b)	866,400	18,388
Tencent Holdings Ltd. (b)	312,100	18,632
Trip.com Group Ltd. ADR (a)	898,412	27,626
Tsingtao Brewery Co., Ltd. H Shares (b)	1,300,000	10,226
Weimob, Inc. (a)(b)	7,094,000	10,240
Yihai International Holding Ltd. (a)(b)(c)	737,000	4,107
		291,988
Hong Kong (3.9%)
AIA Group Ltd.	1,923,100	22,124

India (23.3%)
HDFC Bank Ltd.	1,713,211	36,626
HDFC Bank Ltd. ADR	152,047	11,113
ICICI Bank Ltd. ADR	1,719,619	32,449
IndusInd Bank Ltd.	1,266,477	18,804
Kotak Mahindra Bank Ltd.	731,758	19,693
Shree Cement Ltd.	28,036	10,901
Zomato Ltd. (a)	1,504,996	2,770
		132,356
Korea, Republic of (6.4%)
KakaoBank Corp. (a)(c)	161,525	9,332
NAVER Corp.	82,893	26,896
		36,228
Taiwan (7.6%)
Nien Made Enterprise Co., Ltd.	735,000	10,396
Silergy Corp.	79,000	11,491
Taiwan Semiconductor Manufacturing Co., Ltd.	1,045,000	21,613
		43,500
United States (4.7%)
Coupang, Inc. (a)	958,261	26,688
Total Common Stocks (Cost $460,585)		552,884

Morgan Stanley Institutional Fund, Inc.

Asia Opportunity Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Investment Company (0.7%)
Grayscale Bitcoin Trust (a) (Cost $5,483)	119,806	4,055

Short-Term Investments (3.6%)
Securities held as Collateral on Loaned Securities (0.9%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d)	4,484,970	4,485

	Face Amount (000)
Repurchase Agreements (0.1%)
HSBC Securities USA, Inc., (0.05%, dated 9/30/21, due 10/1/21; proceeds $235; fully collateralized by a U.S. Government obligation; 0.00%-0.13% due 10/7/21-12/31/22; valued at $239)	$235	235
Merrill Lynch & Co., Inc., (0.05%, dated 9/30/21, due 10/1/21; proceeds $797; fully collateralized by a U.S. Government obligation; 0.38% due 4/15/24; valued at $813)	797	797
		1,032
Total Securities held as Collateral on Loaned Securities (Cost $5,517)		5,517

	Shares
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $15,226)	15,226,427	15,226
Total Short-Term Investments (Cost $20,743)		20,743
Total Investments Excluding Purchased Options (101.5%) (Cost $486,811)		577,682
Total Purchased Options Outstanding (0.2%) (Cost $2,494)		968
Total Investments (101.7%) (Cost $489,305) Including $39,129 of Securities Loaned (e)(f)(g)(h)		578,650
Liabilities in Excess of Other Assets (–1.7%)		(9,798)
Net Assets (100.0%)		$568,852

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

The Fund had the following Derivative Contract - PIPE open at September 30, 2021:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Depreciation (000)	% of Net Assets
Altimeter Growth Corp.	Grab Holdings Inc. (a)(i)(j)(k)(l)	$5,732,530	12/31/21	$(460)	(0.1)%

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.

Morgan Stanley Institutional Fund, Inc.

Asia Opportunity Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2021, were approximately $39,129,000, and $41,735,000, respectively. The Fund received cash collateral of approximately $5,544,000 of which approximately $5,517,000, was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. At September 30, 2021, there was uninvested cash collateral of approximately $27,000, which is not reflected in the Consolidated Portfolio of Investments. The remaining collateral of approximately $36,191,000, was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2021, advisory fees paid were reduced by approximately $14,000 relating to the Fund's investment in the Liquidity Funds.
(e)	The approximate fair value and percentage of net assets, $396,201,000 and 69.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.
(f)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the Fund did not engage in any cross-trade transactions.
(g)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(h)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $129,872,000 and the aggregate gross unrealized depreciation is approximately $40,987,000, resulting in net unrealized appreciation of approximately $88,885,000.
(i)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted derivative contract (excluding 144A holdings) at September 30, 2021 amounts to approximately $(460,000) and represents less than (0.1)% of net assets.
(j)	Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 573,253 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Grab Holdings Inc., and Altimeter Growth Corp., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Altimeter Growth Corp., and Grab Holdings Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the Fund is no longer obligated to fulfill its commitment to Altimeter Growth Corp., and Grab Holdings Inc. The investment is restricted from resale until the settlement date.
(k)	Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.
(l)	At September 30, 2021, the Fund held a fair valued derivative contract at approximately ($460,000), representing (0.1)% of net assets. This security have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.

ADR	American Depositary Receipt.
PIPE	Private Investment in Public Equity.
SPAC	Special Purpose Acquisition Company.

Morgan Stanley Institutional Fund, Inc.

Asia Opportunity Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2021:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul-22	158,917,590	158,918	$341	$843	$(502)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug-22	243,088,167	243,088	627	1,651	(1,024)
							$968	$2,494	$(1,526)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	25.1%
Banks	22.4
Internet & Direct Marketing Retail	11.5
Interactive Media & Services	11.2
Beverages	9.4
Hotels, Restaurants & Leisure	7.5
Food Products	7.1
Semiconductors & Semiconductor Equipment	5.8
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2021.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include an open PIPE contract with unrealized depreciation of approximately $460,000.

Morgan Stanley Institutional Fund, Inc.

China Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (91.9%)
Banks (3.8%)
China Merchants Bank Co., Ltd. H Shares (a)	56,000	$446

Beverages (12.6%)
China Resources Beer Holdings Co., Ltd. (a)	46,000	340
Kweichow Moutai Co., Ltd., Class A	2,900	819
Nongfu Spring Co. Ltd. (a)	17,000	86
Wuliangye Yibin Co., Ltd., Class A	7,300	247
		1,492
Biotechnology (1.7%)
Innovent Biologics, Inc. (a)(b)	20,500	197

Electrical Equipment (2.0%)
NARI Technology Co. Ltd.	42,700	236

Entertainment (3.3%)
Bilibili, Inc., Class Z (b)	1,920	127
Mango Excellent Media Co. Ltd.	40,000	270
		397
Food Products (9.5%)
China Mengniu Dairy Co., Ltd. (a)(b)	36,000	232
Foshan Haitian Flavouring & Food Co., Ltd., Class A	10,300	175
Fu Jian Anjoy Foods Co. Ltd.	9,200	273
Guangdong Haid Group Co. Ltd.	24,500	255
Toly Bread Co. Ltd., Class A	43,800	198
		1,133
Health Care Equipment & Supplies (1.7%)
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	3,300	197

Health Care Providers & Services (4.3%)
Aier Eye Hospital Group Co., Ltd., Class A	33,300	275
Hygeia Healthcare Holdings Co. Ltd.	31,800	235
		510
Household Durables (4.6%)
Gree Electric Appliances, Inc. of Zhuhai	43,300	258
Midea Group Co. Ltd.	26,300	283
		541
Interactive Media & Services (17.3%)
Tencent Holdings Ltd. (a)	34,700	2,072

Internet & Direct Marketing Retail (18.0%)
Alibaba Group Holding Ltd. (a)(b)	38,028	704
JD.com, Inc., Class A (a)(b)	4,650	167
Meituan, Class B (a)(b)	29,200	932
Pinduoduo, Inc. ADR (b)	3,625	329
		2,132

Morgan Stanley Institutional Fund, Inc.

China Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Life Sciences Tools & Services (2.1%)
Wuxi Biologics Cayman, Inc. (a)(b)	15,500	251

Machinery (1.7%)
Jiangsu Hengli Hydraulic Co. Ltd., Class A	15,800	206

Personal Products (1.8%)
Proya Cosmetics Co. Ltd., Class A	8,100	217

Pharmaceuticals (2.2%)
Jiangsu Hengrui Medicine Co., Ltd., Class A	33,161	257

Real Estate Management & Development (0.9%)
KE Holdings, Inc. ADR (b)	5,900	108

Specialty Retail (0.5%)
Pop Mart International Group Ltd.	8,000	54

Textiles, Apparel & Luxury Goods (3.9%)
Li Ning Co., Ltd. (a)	19,000	219
Shenzhou International Group Holdings Ltd. (a)	11,300	240
		459
Total Common Stocks (Cost $10,213)		10,905

Short-Term Investment (8.2%)
Investment Company (8.2%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $978)	977,598	978
Total Investments (100.1%) (Cost $11,191) (d)(e)(f)		11,883
Liabilities in Excess of Other Assets (–0.1%)		(6)
Net Assets (100.0%)		$11,877

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2021, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.
(d)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the Fund did not engage in any cross-trade transactions.
(e)	The approximate fair value and percentage of net assets, $10,468,000 and 88.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(f)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,706,000 and the aggregate gross unrealized depreciation is approximately $1,014,000, resulting in net unrealized appreciation of approximately $692,000.

ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	34.3%
Internet & Direct Marketing Retail	18.0
Interactive Media & Services	17.4
Beverages	12.6
Food Products	9.5
Short-Term Investments	8.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (92.4%)
Argentina (0.1%)
Globant SA (a)	77	$22

Australia (0.5%)
Brookfield Infrastructure Partners LP	1,500	84
Redbubble Ltd. (a)	7,343	23
Xero Ltd. (a)	368	36
		143
Brazil (0.1%)
B3 SA - Brasil Bolsa Balcao	1,170	2
Magazine Luiza SA	3,729	10
Vale SA	1,129	16
		28
Canada (5.5%)
AbCellera Biologics, Inc. (a)	542	11
Brookfield Asset Management, Inc., Class A	1,801	96
Canada Goose Holdings, Inc. (a)	2,840	101
Canadian National Railway Co.	633	73
Colliers International Group, Inc.	1,110	142
Constellation Software, Inc.	91	149
FirstService Corp.	272	49
Shopify, Inc., Class A (a)	609	826
Topicus.com, Inc. (a)	883	93
		1,540
China (1.6%)
360 DigiTech, Inc. ADR (a)	348	7
Agora, Inc. ADR (a)	45	1
China East Education Holdings Ltd. (a)(b)	3,000	3
Foshan Haitian Flavouring & Food Co., Ltd., Class A	6,938	118
Haidilao International Holding Ltd. (b)	3,000	11
HUYA, Inc. ADR (a)	1,016	8
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	800	5
KE Holdings, Inc. ADR (a)	796	15
Kuaishou Technology (a)(b)	1,500	16
Meituan, Class B (a)(b)	3,800	121
New Frontier Health Corp. SPAC (a)	1,068	12
Shenzhou International Group Holdings Ltd. (b)	600	13
Tencent Holdings Ltd. (b)	600	36
Trip.com Group Ltd. ADR (a)	2,073	64
Weimob, Inc. (a)(b)	3,000	4
		434
Denmark (1.8%)
Chr Hansen Holding A/S	815	67
DSV Panalpina A/S	1,789	428
Novo Nordisk A/S Series B	66	6
		501
Finland (0.1%)
Revenio Group Oyj	524	33

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

France (2.4%)
Christian Dior SE	90	65
Dassault Systemes SE	1,062	56
EssilorLuxottica SA	160	31
Hermes International	256	353
L'Oreal SA (BSRM)	163	67
Pernod Ricard SA	261	58
Remy Cointreau SA	264	51
		681
Germany (0.8%)
Adidas AG	161	51
HelloFresh SE (a)	999	92
Puma SE	625	69
		212
Hong Kong (0.3%)
AIA Group Ltd.	7,200	83

India (2.0%)
HDFC Bank Ltd. ADR	5,936	434
ICICI Bank Ltd. ADR	4,202	79
IndusInd Bank Ltd.	997	15
Kotak Mahindra Bank Ltd.	571	15
Shree Cement Ltd.	22	9
Zomato Ltd. (a)	1,168	2
		554
Israel (0.7%)
Global-e Online Ltd. (a)	439	31
IronSource Ltd., Class A (a)(f)	5,141	51
IronSource Ltd., Class A (a)	5,867	64
Monday.com Ltd. (a)	131	43
		189
Italy (1.3%)
Brunello Cucinelli SpA (a)	495	27
Davide Campari-Milano N.V.	5,004	70
Moncler SpA	3,893	238
Stevanato Group SpA (a)	1,307	33
		368
Japan (1.0%)
BASE, Inc. (a)	1,700	17
Change, Inc. (a)	600	12
Demae-Can Co., Ltd. (a)	1,500	23
Keyence Corp.	300	179
Pigeon Corp.	2,300	53
		284
Korea, Republic of (0.2%)
KakaoBank Corp. (a)	163	9
NAVER Corp.	182	59
		68

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Mexico (0.1%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,175	22

Netherlands (2.9%)
Adyen N.V. (a)	139	389
ASML Holding N.V.	263	197
ASML Holding N.V. (Registered)	250	186
Basic-Fit N.V. (a)	834	38
Just Eat Takeaway.com N.V. (a)	83	6
		816
Norway (0.0%) (c)
Kahoot! ASA (a)	1,160	8

Poland (0.5%)
Dino Polska SA (a)	1,519	127

Russia (0.0%) (c)
Yandex N.V., Class A (a)	41	3

Singapore (3.5%)
Sea Ltd. ADR (a)	3,029	965

Spain (0.1%)
Aena SME SA (a)	114	20

Sweden (1.7%)
AddLife AB, Class B	4,735	173
Evolution Gaming Group AB	974	147
Kinnevik AB, Class B (a)	2,262	79
Olink Holding AB ADR (a)	558	14
Vitrolife AB	1,077	57
		470
Switzerland (0.6%)
Kuehne & Nagel International AG (Registered)	189	64
On Holding AG, Class A (a)	759	23
Straumann Holding AG (Registered)	41	74
		161
Taiwan (0.5%)
Taiwan Semiconductor Manufacturing Co., Ltd.	7,000	145
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	87	10
		155
United Kingdom (2.9%)
Abcam PLC (a)	408	8
Abcam PLC ADR (a)	918	19
Angle PLC (a)	33,378	60
Babcock International Group PLC (a)	26,224	131
Deliveroo PLC (a)	18,200	70
Diageo PLC	976	47
Fevertree Drinks PLC	679	21
Rentokil Initial PLC	7,146	56
Rightmove PLC	8,551	79
Victoria PLC (a)	26,258	327
		818

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

United States (61.2%)
10X Genomics, Inc., Class A (a)	703	102
23andMe Holding Co. (a)(f)	1,186	10
4D Molecular Therapeutics, Inc. (a)	390	10
ABG Acquisition Corp. I, Class A SPAC (a)	766	7
Activision Blizzard, Inc.	56	4
Adobe, Inc. (a)	208	120
Affirm Holdings, Inc. (a)	2,394	285
Agilon health, Inc. (a)	5,073	133
Airbnb, Inc., Class A (a)	59	10
Alignment Healthcare, Inc. (a)	935	15
Allogene Therapeutics, Inc. (a)	361	9
Alnylam Pharmaceuticals, Inc. (a)	169	32
Alteryx, Inc., Class A (a)	489	36
Altimeter Growth Corp., Class A SPAC (a)	12,681	130
Amazon.com, Inc. (a)	91	299
American Tower Corp. REIT	100	27
Anterix, Inc. (a)	1,412	86
Appian Corp. (a)	2,538	235
AppLovin Corp., Class A (a)	689	50
Asana, Inc., Class A (a)	189	20
ATAI Life Sciences N.V. (a)	1,036	15
AutoZone, Inc. (a)	3	5
Avalara, Inc. (a)	18	3
Axon Enterprise, Inc. (a)	1,014	177
Ball Corp.	95	9
Beachbody Co., Inc. (The) (a)	2,963	16
Beam Therapeutics, Inc. (a)	309	27
Berkshire Hathaway, Inc., Class B (a)	27	7
Big Sky Growth Partners, Inc. (Units) SPAC (a)(d)	1,728	17
Bill.Com Holdings, Inc. (a)	1,179	315
BowX Acquisition Corp., Class A SPAC (a)	4,562	46
Brookfield Asset Management Reinsurance Partners Ltd., Class A (a)	12	1
C3.ai, Inc., Class A (a)	647	30
C4 Therapeutics, Inc. (a)	244	11
Cadence Design Systems, Inc. (a)	19	3
Cardlytics, Inc. (a)	1,966	165
Carvana Co. (a)	1,401	422
Cazoo Group Ltd. (a)	4,031	31
Cazoo Group Ltd. (a)(f)	11,731	87
Celsius Holdings, Inc. (a)	438	39
Century Therapeutics, Inc. (a)	352	9
Chewy, Inc., Class A (a)	35	2
Cintas Corp.	7	3
Cipher Mining Technologies, Inc. (a)(f)	4,266	39
Clear Secure, Inc., Class A (a)	944	39
Cloudflare, Inc., Class A (a)	3,817	430
Colgate-Palmolive Co.	40	3
Confluent, Inc., Class A (a)	183	11
Copart, Inc. (a)	21	3
CoStar Group, Inc. (a)	35	3
Costco Wholesale Corp.	152	68
Coupa Software, Inc. (a)	187	41
Coupang, Inc. (a)	10,900	304
Covetrus, Inc. (a)	20,096	365
Cricut, Inc., Class A (a)	10,008	276
Crowdstrike Holdings, Inc., Class A (a)	12	3
Danaher Corp.	223	68
Datadog, Inc., Class A (a)	821	116
Desktop Metal, Inc., Class A (a)	3,901	28
DexCom, Inc. (a)	5	3

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Digital Transformation Opportunities Corp. (Units) SPAC (a)(d)	296	3
DocuSign, Inc. (a)	35	9
Domino's Pizza, Inc.	56	27
DoorDash, Inc., Class A (a)	1,173	242
Doximity, Inc., Class A (a)	1,050	85
Duolingo, Inc. (a)	314	52
Dynamics Special Purpose Corp., Class A SPAC (a)	3,076	31
Ecolab, Inc.	37	8
Editas Medicine, Inc. (a)	167	7
Endeavor Group Holdings, Inc., Class A (a)	721	21
EPAM Systems, Inc. (a)	479	273
EVI Industries, Inc. (a)	377	10
Exact Sciences Corp. (a)	89	8
Facebook, Inc., Class A (a)	351	119
Farfetch Ltd., Class A (a)	4,438	166
Fastenal Co.	52	3
Fastly, Inc., Class A (a)	11,537	467
Fate Therapeutics, Inc. (a)	102	6
Figs, Inc., Class A (a)	1,339	50
Floor & Decor Holdings, Inc., Class A (a)	1,144	138
GH Research PLC (a)	451	10
Ginkgo Bioworks Holdings, Inc. (a)	1,309	15
Ginkgo Bioworks, Inc. (a)(f)	5,870	65
GoodRx Holdings, Inc., Class A (a)	5,198	213
Graphite Bio, Inc. (a)	409	7
Guardant Health, Inc. (a)	1,083	135
Guidewire Software, Inc. (a)	25	3
HealthEquity, Inc. (a)	262	17
HEICO Corp., Class A	620	73
Home Depot, Inc. (The)	9	3
IAC/InterActiveCorp (a)	40	5
IDEXX Laboratories, Inc. (a)	7	4
Illumina, Inc. (a)	11	4
Inspire Medical Systems, Inc. (a)	222	52
Intellia Therapeutics, Inc. (a)	611	82
Intercontinental Exchange, Inc.	190	22
Intuitive Surgical, Inc. (a)	101	100
JFrog Ltd. (a)	2,060	69
Latch, Inc. (a)	6,833	77
Linde PLC	62	18
Lockheed Martin Corp.	9	3
Lululemon Athletica, Inc. (a)	7	3
Lyell Immunopharma, Inc. (a)	519	8
Marqeta, Inc., Class A (a)	712	16
Martin Marietta Materials, Inc.	47	16
Mastercard, Inc., Class A	611	212
Match Group, Inc. (a)	28	4
Matterport, Inc. (a)	3,873	73
MaxCyte, Inc. (a)	1,310	16
McDonald's Corp.	13	3
Meli Kaszek Pioneer Corp.	2,799	31
Membership Collective Group, Inc., Class A (a)	2,362	29
MercadoLibre, Inc. (a)	168	282
MicroStrategy, Inc., Class A (a)	65	38
Moderna, Inc. (a)	282	108
MongoDB, Inc. (a)	312	147
MP Materials Corp. (a)	511	16
NanoString Technologies, Inc. (a)	1,811	87
Nerdy, Inc. (a)	2,970	30
NIKE, Inc., Class B	17	2
NVIDIA Corp.	34	7

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Oak Street Health, Inc. (a)	209	9
Okta, Inc. (a)	429	102
Olo, Inc., Class A (a)	2,587	78
Opendoor Technologies, Inc. (a)	419	9
Original BARK Co. (The) (a)	4,086	28
Oscar Health, Inc., Class A (a)	965	17
Outset Medical, Inc. (a)	355	18
Overstock.com, Inc. (a)	10,112	788
Palantir Technologies, Inc., Class A (a)	1,046	25
Party City Holdco, Inc. (a)	25,464	181
Passage Bio, Inc. (a)	690	7
Peloton Interactive, Inc., Class A (a)	169	15
Penumbra, Inc. (a)	63	17
Pinterest, Inc., Class A (a)	3,694	188
PLx Pharma, Inc. (a)	1,863	36
Pool Corp.	7	3
Privia Health Group, Inc. (a)	580	14
Procore Technologies, Inc. (a)	89	8
Progressive Corp. (The)	384	35
Qualtrics International, Inc., Class A (a)	318	14
Quotient Ltd. (a)	3,552	8
Redfin Corp. (a)	4,002	200
Relay Therapeutics, Inc. (a)	247	8
Ribbit Leap Ltd. (Units) SPAC (a)(d)	957	10
ROBLOX Corp., Class A (a)	4,175	315
Roku, Inc. (a)	52	16
Rollins, Inc.	203	7
Roper Technologies, Inc.	10	4
Royal Gold, Inc.	503	48
Royalty Pharma PLC, Class A	12,490	451
S&P Global, Inc.	140	59
salesforce.com, Inc. (a)	942	255
Sana Biotechnology, Inc. (a)	652	15
Schrodinger, Inc. (a)	205	11
Seer, Inc. (a)	863	30
Sema4 Holdings Corp. (a)	1,587	12
Sema4 Holdings Corp. (a)(f)	2,349	17
Service Corp. International	75	4
ServiceNow, Inc. (a)	301	187
Sherwin-Williams Co. (The)	16	4
Signify Health, Inc., Class A (a)	611	11
Skillz, Inc. (a)	12,982	127
Snap, Inc., Class A (a)	5,565	411
Snowflake, Inc., Class A (a)	1,434	434
SomaLogic, Inc. (a)	484	6
SomaLogic, Inc. (a)(f)	1,080	13
Spotify Technology SA (a)	785	177
Square, Inc., Class A (a)	1,976	474
Starbucks Corp.	25	3
Stitch Fix, Inc., Class A (a)	5,589	223
Synopsys, Inc. (a)	10	3
Talkspace, Inc. (a)(f)	1,323	5
TCV Acquisition Corp., Class A SPAC (a)	1,011	10
Teladoc Health, Inc. (a)	49	6
Texas Pacific Land Corp.	19	23
Thermo Fisher Scientific, Inc.	5	3
Trade Desk, Inc. (The), Class A (a)	2,946	207
Twilio, Inc., Class A (a)	743	237
Twitter, Inc. (a)	7,181	434
Tyler Technologies, Inc. (a)	57	26
Uber Technologies, Inc. (a)	3,851	172

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

UiPath, Inc., Class A (a)	449	24
Unity Software, Inc. (a)	1,773	224
Upwork, Inc. (a)	749	34
USHG Acquisition Corp. (Units) SPAC (a)(d)	1,705	17
UTZ Brands, Inc.	1,732	30
Veeva Systems, Inc., Class A (a)	975	281
Vimeo, Inc. (a)	3,119	92
Visa, Inc., Class A	641	143
Vroom, Inc. (a)	3,169	70
Walt Disney Co. (The) (a)	1,115	189
Warby Parker, Inc., Class A (a)	579	31
Waste Connections, Inc.	402	51
Watsco, Inc.	9	2
Wayfair, Inc., Class A (a)	1,226	313
Workday, Inc., Class A (a)	19	5
Zillow Group, Inc., Class A (a)	596	53
Zillow Group, Inc., Class C (a)	1,310	115
Zoetis, Inc.	15	3
Zoom Video Communications, Inc., Class A (a)	1,040	272
ZoomInfo Technologies, Inc., Class A (a)	2,438	149
Zymergen, Inc. (a)	975	13
		17,059
Total Common Stocks (Cost $18,315)		25,764

Preferred Stocks (0.2%)
United States (0.2%)
Databricks, Inc. (a)(e)(f) (acquisition cost — $44; acquired 8/31/21)	198	44
Overstock.com, Inc. Series A-1 (a)	176	12
Total Preferred Stocks (Cost $45)		56

Investment Companies (0.9%)
United States (0.6%)
Grayscale Bitcoin Trust (a)	5,039	171

United Kingdom (0.3%)
Hipgnosis Songs Fund Ltd.	44,172	73
Total Investment Companies (Cost $297)		244

	No. of Warrants
Warrants (0.0%) (c)
United States (0.0%) (c)
Ginkgo Bioworks Holdings, Inc. expires 12/31/27 (a)	262	1
Original BARK Co. (The) expires 5/1/26 (a)	373	1
SomaLogic, Inc. expires 8/31/26 (a)	161	-
Total Warrants (Cost $3)		2

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

	Shares
Short-Term Investment (6.4%)
Investment Company (6.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $1,779)	1,779,077	1,779
Total Investments Excluding Purchased Options (99.9%) (Cost $20,439)		27,845
Total Purchased Options Outstanding (0.1%) (Cost $88)		21
Total Investments (100.0%) (Cost $20,527) (h)(i)(j)(k)		27,866
Liabilities in Excess of Other Assets (0.0%) (c)		(9)
Net Assets (100.0%)		$27,857

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

The Fund had the following Derivative Contracts -  PIPE open at September 30, 2021:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Depreciation (000)	% of Net Assets
Altimeter Growth Corp.	Grab Holdings Inc.(a)(e)(f)(l)(o)	$106,460	12/31/21	$(9)	(0.03)%
Athena Technology Acquisition Corp.	Heliogen, Inc. (a)(e)(f)(m)(o)	52,980	12/31/21	(6)	(0.02)
Reinvent Technology Partners Y	Aurora Innovation, Inc. (a)(e)(f)(n)(o)	20,210	12/31/21	(3)	(0.01)
				$(18)	(0.06)%

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	Amount is less than 0.05%.
(d)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(e)	At September 30, 2021, the Fund held a fair valued security and derivative contracts at approximately $26,000 representing 0.1% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(f)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted security and derivative contracts (excluding 144A holdings) at September 30, 2021 amounts to approximately $313,000 and represents 1.1% of net assets.
(g)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2021, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.
(h)	The approximate fair value and percentage of net assets, $5,008,000 and 18.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.
(i)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the Fund did not engage in any cross-trade transactions.
(j)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $8,726,000 and the aggregate gross unrealized depreciation is approximately $1,405,000, resulting in net unrealized appreciation of approximately $7,321,000.

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

(k)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(l)	Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 10,646 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Grab Holdings Inc., and Altimeter Growth Corp., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Altimeter Growth Corp., and Grab Holdings Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the Fund is no longer obligated to fulfill its commitment to Altimeter Growth Corp., and Grab Holdings Inc. The investment is restricted from resale until the settlement date.
(m)	Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 5,298 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Heliogen, Inc., and Athena Technology Acquisition Corp., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Athena Technology Acquisition Corp., and Heliogen, Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the Fund is no longer obligated to fulfill its commitment to Athena Technology Acquisition Corp., and Heliogen, Inc. The investment is restricted from resale until the settlement date.
(n)	Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 2,021 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Aurora Innovation, Inc., and Reinvent Technology Partners Y, a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Reinvent Technology Partners Y, and Aurora Innovation, Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the Fund is no longer obligated to fulfill its commitment to Aurora Innovation, Inc., and Reinvent Technology Partners Y. The investment is restricted from resale until the settlement date.
(o)	Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

ADR	American Depositary Receipt.
BSRM	Berlin Second Regulated Market.
PIPE	Private Investment in Public Equity.
REIT	Real Estate Investment Trust.
SPAC	Special Purpose Acquisition Company.

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Call Options Purchased:
The Fund had the following call options purchased open at September 30, 2021:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.45	Jan-22	2,935,915	2,936	$	—@	$16	$(16)
BNP Paribas	USD/CNH	CNH	7.64	Nov-21	2,347,349	2,347		—@	13	(13)
Goldman Sachs International	USD/CNH	CNH	7.57	Mar-22	3,169,691	3,170		1	16	(15)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.28	Jul-22	3,914,073	3,914		10	18	(8)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug-22	2,533,588	2,534		7	17	(10)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul-22	1,595,646	1,596		3	8	(5)
								$21	$88	$(67)

@	Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	42.0%
Information Technology Services	16.1
Software	11.3
Internet & Direct Marketing Retail	11.3
Entertainment	6.6
Short-Term Investments	6.4
Interactive Media & Services	6.3
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open PIPE contracts with total unrealized depreciation of approximately $18,000.

Morgan Stanley Institutional Fund, Inc.

Developing Opportunity Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (98.3%)
Argentina (2.4%)
Globant SA (a)	22,958	$6,451

Brazil (4.2%)
B3 SA — Brasil Bolsa Balcao	1,300,260	3,042
Magazine Luiza SA	3,146,266	8,285
		11,327
China (36.0%)
360 DigiTech, Inc. (a)	172,452	3,504
China East Education Holdings Ltd. (a)(b)	1,280,000	1,321
China Resources Beer Holdings Co., Ltd. (b)	708,000	5,236
Foshan Haitian Flavouring & Food Co., Ltd., Class A	601,482	10,199
Haidilao International Holding Ltd. (b)	1,323,000	5,068
HUYA, Inc. ADR (a)	411,100	3,428
KE Holdings, Inc. ADR (a)	400,640	7,316
Kuaishou Technology (a)(b)	571,100	6,095
Kweichow Moutai Co., Ltd., Class A	32,289	9,114
Meituan, Class B (a)(b)	504,700	16,111
New Frontier Health Corp. SPAC (a)	7,725	87
Shenzhou International Group Holdings Ltd. (b)	281,200	5,968
Tencent Holdings Ltd. (b)	126,600	7,558
Trip.com Group Ltd. ADR (a)	383,539	11,794
Tsingtao Brewery Co., Ltd. H Shares (b)	424,000	3,335
Yihai International Holding Ltd. (a)(b)	248,000	1,382
		97,516
India (23.7%)
HDFC Bank Ltd.	1,088,416	23,268
ICICI Bank Ltd. ADR	836,332	15,782
IndusInd Bank Ltd.	611,742	9,083
Kotak Mahindra Bank Ltd.	353,150	9,504
Shree Cement Ltd.	13,658	5,311
Zomato Ltd. (a)	726,562	1,337
		64,285
Korea, Republic of (6.6%)
KakaoBank Corp. (a)	78,348	4,526
NAVER Corp.	40,912	13,275
		17,801
Mexico (0.9%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	127,500	2,378

Russia (1.5%)
Yandex N.V., Class A (a)	52,228	4,162

Taiwan (6.9%)
Nien Made Enterprise Co., Ltd.	162,000	2,291
Silergy Corp.	39,000	5,673
Taiwan Semiconductor Manufacturing Co., Ltd.	516,000	10,672
		18,636

Morgan Stanley Institutional Fund, Inc.

Developing Opportunity Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

United States (16.1%)
Coupang, Inc. (a)	464,806	12,945
EPAM Systems, Inc. (a)	25,095	14,316
MercadoLibre, Inc. (a)	9,849	16,541
		43,802
Total Common Stocks (Cost $247,143)		266,358

Investment Company (0.7%)
Grayscale Bitcoin Trust (a) (Cost $2,450)	53,649	1,816

Short-Term Investment (3.2%)
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (c) (Cost $8,788)	8,787,667	8,788
Total Investments Excluding Purchased Options (102.2%) (Cost $258,381)		276,962
Total Purchased Options Outstanding (0.1%) (Cost $871)		338
Total Investments (102.3%) (Cost $259,252) (d)(e)(f)(g)		277,300
Liabilities in Excess of Other Assets (–2.3%)		(6,374)
Net Assets (100.0%)		$270,926

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

The Fund had the following Derivative Contract - PIPE open at September 30, 2021:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Depreciation (000)	% of Net Assets
Altimeter Growth Corp.	Grab Holdings Inc. (a)(h)(i)(j)(k)	$2,601,490	12/31/21	$(209)	(0.1)%

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2021, advisory fees paid were reduced by approximately $6,000 relating to the Fund's investment in the Liquidity Funds.
(d)	The approximate fair value and percentage of net assets, $150,464,000 and 55.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the Fund did not engage in any cross-trade transactions.
(f)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(g)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $44,726,000 and the aggregate gross unrealized depreciation is approximately $26,887,000, resulting in net unrealized appreciation of approximately $17,839,000.

Morgan Stanley Institutional Fund, Inc.

Developing Opportunity Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

(h)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted derivative contract (excluding 144A holdings) at September 30, 2021 amounts to approximately $(209,000) and represents (0.1)% of net assets.
(i)	At September 30, 2021, the Fund held a fair valued derivative contract valued at approximately ($209,000) representing (0.1)% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(j)	Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 260,149 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Grab Holdings Inc., and Altimeter Growth Corp., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Altimeter Growth Corp., and Grab Holdings Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to Altimeter Growth Corp., and Grab Holdings Inc. The investment is restricted from resale until the settlement date.
(k)	Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

ADR	American Depositary Receipt.
PIPE	Private Investment in Public.
SPAC	Special Purpose Acquisition Company.

Morgan Stanley Institutional Fund, Inc.

Developing Opportunity Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Call Options Purchased:
The Fund had the following call options purchased open at September 30, 2021:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug-22	86,331,707	86,332	$223	$586	$(363)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul-22	53,625,517	53,626	115	285	(170)
							$338	$871	$(533)

CNH –  Chinese Yuan Renminbi Offshore

USD –  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	23.5%
Banks	22.4
Internet & Direct Marketing Retail	17.0
Interactive Media & Services	11.2
Information Technology Services	7.5
Beverages	6.4
Hotels, Restaurants & Leisure	6.1
Semiconductors & Semiconductor Equipment	5.9
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include an open PIPE contract with unrealized depreciation of approximately $209,000.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (97.9%)
Argentina (1.8%)
Globant SA (a)	46,074	$12,947

Brazil (3.7%)
Hapvida Participacoes e Investimentos SA	2,699,600	6,737
Lojas Renner SA	1,161,880	7,344
Petroleo Brasileiro SA	1,226,146	6,338
Petroleo Brasileiro SA (Preference)	1,238,669	6,193
		26,612
China (17.3%)
Alibaba Group Holding Ltd. ADR (a)(b)	289,472	5,359
China Construction Bank Corp. H Shares (b)	17,954,120	12,814
China Mengniu Dairy Co., Ltd. (a)(b)	1,634,000	10,523
China Merchants Bank Co., Ltd. H Shares (b)	1,650,500	13,135
China Resources Beer Holdings Co., Ltd. (b)	1,246,000	9,216
China Tourism Group Duty Free Corp. Ltd., Class A	52,300	2,095
Jiangsu Hengrui Medicine Co., Ltd., Class A	466,059	3,618
Kweichow Moutai Co., Ltd., Class A	23,149	6,534
Li Ning Co., Ltd. (b)	168,500	1,942
Meituan, Class B (a)(b)	385,800	12,315
Proya Cosmetics Co. Ltd., Class A	73,300	1,962
Shenzhou International Group Holdings Ltd. (b)	545,800	11,584
Tencent Holdings Ltd. (b)	543,400	32,440
Wuxi Biologics Cayman, Inc. (a)(b)	158,000	2,563
		126,100
Germany (1.1%)
Infineon Technologies AG	193,891	7,930

Hong Kong (1.1%)
Hong Kong Exchanges & Clearing Ltd.	134,800	8,284

India (12.4%)
Asian Paints Ltd.	121,334	5,289
Bharti Airtel Ltd.	222,050	2,053
Eicher Motors Ltd.	82,273	3,078
HDFC Bank Ltd. ADR	103,532	7,567
Hindalco Industries Ltd.	990,542	6,484
Housing Development Finance Corp., Ltd.	383,206	14,162
ICICI Bank Ltd.	1,142,131	10,732
ICICI Prudential Life Insurance Co., Ltd.	620,093	5,598
Infosys Ltd.	357,609	8,018
Infosys Ltd. ADR	121,594	2,705
Mahindra & Mahindra Financial Services Ltd.	943,320	2,338
Mahindra & Mahindra Ltd.	408,467	4,399
Reliance Industries Ltd.	169,336	5,731
Reliance Industries Ltd Partly Paid	342,158	8,577
Shree Cement Ltd.	9,326	3,626
		90,357
Indonesia (2.1%)
Bank Central Asia Tbk PT	3,834,500	9,340
Bank Mandiri Persero Tbk PT	9,474,300	4,049
Bukalapak.com Tbk PT (a)	35,511,500	2,134
		15,523

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Korea, Republic of (8.9%)
Hyundai Motor Co.	15,677	2,610
Kakao Corp.	45,190	4,444
KakaoBank Corp. (a)	10,314	596
Kia Motor Corp.	39,459	2,665
LG Chem Ltd.	4,933	3,199
NAVER Corp.	12,592	4,086
Samsung Electronics Co., Ltd.	608,112	37,700
Samsung SDI Co., Ltd.	10,221	6,099
SK Hynix, Inc.	42,819	3,665
		65,064
Mexico (3.7%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	528,528	9,859
Grupo Financiero Banorte SAB de CV Series O	1,226,847	7,863
Wal-Mart de Mexico SAB de CV	2,794,098	9,469
		27,191
Netherlands (2.5%)
ASML Holding N.V.	24,324	18,124

Panama (1.2%)
Copa Holdings SA, Class A (a)	108,142	8,801

Poland (2.2%)
Allegro.eu SA (a)	305,641	4,438
LPP SA	3,177	11,832
		16,270
Russia (8.8%)
Fix Price Group Ltd. GDR	408,827	3,673
Fix Price Group Ltd. GDR (Registered GDR)	225,559	2,023
LUKOIL PJSC ADR	96,302	9,146
Novatek PJSC GDR (Registered)	51,656	13,525
Ozon Holdings PLC ADR (a)	100,042	5,047
TCS Group Holding PLC GDR	197,027	17,916
Yandex N.V., Class A (a)	161,238	12,849
		64,179
Singapore (2.1%)
Sea Ltd. ADR (a)	47,078	15,005

South Africa (5.1%)
Anglo American Platinum Ltd.	58,462	5,049
Anglo American PLC	463,246	16,341
Capitec Bank Holdings Ltd.	77,700	9,421
Clicks Group Ltd.	103,895	1,916
Mr Price Group Ltd.	334,534	4,488
		37,215
Taiwan (15.3%)
Airtac International Group	261,000	8,120
ASE Technology Holding Co., Ltd.	2,917,626	11,288
Delta Electronics, Inc.	1,505,000	13,485
MediaTek, Inc.	169,000	5,440

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Novatek Microelectronics Corp.	316,000	4,591
Silergy Corp.	54,000	7,854
Taiwan Semiconductor Manufacturing Co., Ltd.	2,937,205	60,748
		111,526
United Kingdom (2.7%)
Avast PLC	786,203	6,008
Mondi PLC	540,466	13,309
		19,317
United States (5.9%)
Applied Materials, Inc.	54,158	6,972
EPAM Systems, Inc. (a)	19,543	11,149
Lam Research Corp.	9,957	5,667
MercadoLibre, Inc. (a)	7,263	12,197
NIKE, Inc., Class B	48,351	7,022
		43,007
Total Common Stocks (Cost $467,474)		713,452

	No. of Rights
Rights (0.0%) (c)
India (0.0%) (c)
Bharti Airtel Ltd. (Cost $—)	15,860	32

	Shares
Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $8,931)	8,930,928	8,931
Total Investments (99.1%) (Cost $476,405) (e)(f)(g)		722,415
Other Assets in Excess of Liabilities (0.9%)		6,704
Net Assets (100.0%)		$729,119

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	Value is less than 0.05%.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2021, advisory fees paid were reduced by approximately $4,000 relating to the Fund's investment in the Liquidity Funds.
(e)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the Fund did not engage in any cross-trade transactions.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

(f)	The approximate fair value and percentage of net assets, $527,193,000 and 72.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(g)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $261,048,000 and the aggregate gross unrealized depreciation is approximately $15,038,000, resulting in net unrealized appreciation of approximately $246,010,000.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PJSC	Public Joint Stock Company.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	43.5%
Semiconductors & Semiconductor Equipment	18.3
Banks	12.9
Interactive Media & Services	7.5
Oil, Gas & Consumable Fuels	6.9
Internet & Direct Marketing Retail	5.7
Tech Hardware, Storage & Peripherals	5.2
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (94.4%)
Argentina (0.7%)
Corporate Bonds (0.4%)
Pampa Energia SA,
9.13%, 4/15/29 (a)		$150	$140
Telecom Argentina SA,
8.00%, 7/18/26 (a)		7	7
			147
Sovereign (0.3%)
Argentine Republic Government International Bond,
0.50%, 7/9/30 (b)		127	47
1.00%, 7/9/29		24	9
1.13%, 7/9/35 (b)		232	76
			132
			279
Armenia (1.2%)
Corporate Bond (0.7%)
Ardshinbank CJSC Via Dilijan Finance BV,
6.50%, 1/28/25 (a)		270	270

Sovereign (0.5%)
Republic of Armenia International Bond,
3.95%, 9/26/29		200	196
			466
Brazil (5.2%)
Corporate Bonds (2.2%)
Iochpe-Maxion Austria GmbH/Maxion Wheels de Mexico S de RL de CV,
5.00%, 5/7/28 (a)		200	200
MARB BondCo PLC,
3.95%, 1/29/31 (a)		200	192
MercadoLibre, Inc.,
3.13%, 1/14/31		200	193
Movida Europe SA,
5.25%, 2/8/31 (a)		200	195
Suzano Austria GmbH,
3.75%, 1/15/31		40	41
			821
Sovereign (3.0%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/23 – 1/1/25	BRL	5,187	950
Brazilian Government International Bond,
3.88%, 6/12/30		$200	194
			1,144
			1,965

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Chile (3.4%)
Corporate Bonds (2.2%)
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par,
4.05%, 4/27/26 (a)		200	201
Cencosud SA,
4.38%, 7/17/27		200	218
Colbun SA,
3.15%, 3/6/30 (a)		200	206
Kenbourne Invest SA,
4.70%, 1/22/28 (a)		200	201
			826
Sovereign (1.2%)
Bonos de la Tesoreria de la Republica en pesos,
2.30%, 10/1/28 (a)	CLP	130,000	132
4.50%, 3/1/26		90,000	108
Chile Government International Bond,
3.50%, 1/25/50		$200	200
			440
			1,266
China (5.8%)
Corporate Bonds (1.7%)
Country Garden Holdings Co., Ltd.,
7.25%, 4/8/26		260	275
Huarong Finance Co. Ltd.,
3.88%, 11/13/29		200	177
Huarong Finance II Co. Ltd.,
4.63%, 6/3/26		200	191
			643
Sovereign (4.1%)
China Government Bond,
2.68%, 5/21/30	CNY	2,820	426
3.13%, 11/21/29		4,900	769
3.29%, 10/18/23		940	148
Sinopec Group Overseas Development 2018 Ltd.,
2.95%, 11/12/29 (a)		$200	210
			1,553
			2,196
Colombia (3.6%)
Corporate Bonds (1.6%)
Banco GNB Sudameris SA,
7.50%, 4/16/31 (a)		200	204
Grupo Aval Ltd.,
4.38%, 2/4/30 (a)		200	198
SierraCol Energy Andina LLC,
6.00%, 6/15/28 (a)		200	196
			598

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Sovereign (2.0%)
Colombia Government International Bond,
4.13%, 5/15/51		200	172
Colombian TES,
Series B
6.00%, 4/28/28	COP	758,400	188
7.00%, 6/30/32		253,800	63
7.50%, 8/26/26		686,600	187
10.00%, 7/24/24		454,100	133
			743
			1,341
Costa Rica (0.5%)
Sovereign (0.5%)
Costa Rica Government International Bond,
7.16%, 3/12/45		$200	201

Czech Republic (0.4%)
Sovereign (0.4%)
Czech Republic Government Bond,
1.20%, 3/13/31	CZK	3,440	145

Dominican Republic (1.8%)
Sovereign (1.8%)
Dominican Republic International Bond,
5.30%, 1/21/41 (a)		$300	298
5.88%, 1/30/60 (a)		150	147
9.75%, 6/5/26 (a)	DOP	10,550	227
			672
Ecuador (1.0%)
Sovereign (1.0%)
Ecuador Government International Bond,
0.00%, 7/31/30 (a)		$20	11
0.50%, 7/31/40 (a)(b)		100	59
0.50%, 7/31/40 (b)		170	99
1.00%, 7/31/35 (b)		100	67
1.00%, 7/31/35 (a)(b)		103	68
5.00%, 7/31/30 (a)(b)		83	70
			374
Egypt (4.3%)
Corporate Bond (1.1%)
African Export-Import Bank (The),
3.99%, 9/21/29 (a)		390	413

Sovereign (3.2%)
Egypt Government Bond,
13.77%, 1/5/24	EGP	5,012	317
14.06%, 1/12/26		4,020	254
Egypt Government International Bond,
5.25%, 10/6/25		$200	205
6.38%, 4/11/31 (a)	EUR	230	262
7.50%, 2/16/61 (a)		$200	176
			1,214
			1,627

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

El Salvador (0.3%)
Sovereign (0.3%)
El Salvador Government International Bond,
7.12%, 1/20/50 (a)		150	104

Ghana (1.5%)
Corporate Bonds (1.0%)
Kosmos Energy Ltd.,
7.13%, 4/4/26 (a)		200	196
Tullow Oil PLC,
7.00%, 3/1/25		200	174
			370
Sovereign (0.5%)
Ghana Government International Bond,
8.88%, 5/7/42 (a)		200	187
			557
Hungary (1.2%)
Sovereign (1.2%)
Hungary Government Bond,
3.00%, 8/21/30	HUF	56,000	180
6.00%, 11/24/23		76,600	270
			450
India (0.6%)
Corporate Bond (0.6%)
Greenko Investment Co.,
4.88%, 8/16/23 (a)		$240	242

Indonesia (4.9%)
Sovereign (4.9%)
Indonesia Government International Bond,
3.85%, 7/18/27		200	222
4.45%, 4/15/70		230	263
Indonesia Treasury Bond,
6.50%, 6/15/25 – 2/15/31	IDR	7,064,000	514
7.00%, 9/15/30		356,000	26
7.50%, 6/15/35		2,520,000	187
8.38%, 4/15/39		3,200,000	252
8.75%, 5/15/31		1,310,000	107
Pertamina Persero PT,
6.50%, 11/7/48 (a)		$200	266
			1,837
Israel (1.3%)
Corporate Bonds (1.3%)
Energean Israel Finance Ltd.,
4.88%, 3/30/26 (a)		165	170
Teva Pharmaceutical Finance Netherlands III BV,
7.13%, 1/31/25		300	328
			498

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Ivory Coast (0.4%)
Sovereign (0.4%)
Ivory Coast Government International Bond,
4.88%, 1/30/32 (a)	EUR	140	158

Jordan (0.5%)
Sovereign (0.5%)
Jordan Government International Bond,
7.38%, 10/10/47 (a)		$200	208

Kazakhstan (0.6%)
Sovereign (0.6%)
Development Bank of Kazakhstan JSC,
10.95%, 5/6/26 (a)	KZT	100,000	237

Lebanon (0.1%)
Sovereign (0.1%)
Lebanon Government International Bond,
6.85%, 3/23/27 (c)(d)		$266	45

Malaysia (2.9%)
Sovereign (2.9%)
Malaysia Government Bond,
3.76%, 5/22/40	MYR	950	217
3.96%, 9/15/25		1,603	401
4.18%, 7/15/24		762	190
4.23%, 6/30/31		616	156
4.50%, 4/15/30		559	144
			1,108
Mexico (12.2%)
Corporate Bonds (4.1%)
Cemex SAB de CV,
5.13%, 6/8/26 (a)(e)		$200	204
Financiera Independencia SAB de CV SOFOM ENR,
8.00%, 7/19/24 (a)		250	231
Total Play Telecomunicaciones SA de CV,
6.38%, 9/20/28 (a)		200	200
7.50%, 11/12/25 (a)		200	208
7.50%, 11/12/25		200	208
Trust Fibra Uno,
6.39%, 1/15/50 (a)		240	285
Unifin Financiera SAB de CV,
9.88%, 1/28/29 (a)		200	202
			1,538
Sovereign (8.1%)
Banco Nacional de Comercio Exterior SNC,
2.72%, 8/11/31 (a)		200	201
Mexican Bonos,
10.00%, 12/5/24	MXN	1,388	74
Series M
7.50%, 6/3/27		15,813	779
7.75%, 5/29/31		12,030	598
8.00%, 12/7/23		2,072	104
10.00%, 12/5/24		2,321	123
Mexico Government International Bond,
3.75%, 4/19/71		$200	173
Petroleos Mexicanos,
6.50%, 3/13/27 – 1/23/29		526	549
6.88%, 10/16/25 (a)		135	148
6.95%, 1/28/60		365	320
			3,069
			4,607

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Moldova (0.6%)
Corporate Bond (0.6%)
Aragvi Finance International DAC,
8.45%, 4/29/26 (a)	200	209

Mongolia (0.5%)
Sovereign (0.5%)
Mongolia Government International Bond,
4.45%, 7/7/31 (a)	200	194

Morocco (0.5%)
Sovereign (0.5%)
Morocco Government International Bond,
4.00%, 12/15/50 (a)	200	183

Nigeria (5.0%)
Corporate Bonds (3.9%)
Access Bank PLC,
1.00%, 12/31/99	200	200
Fidelity Bank PLC,
10.50%, 10/16/22 (a)	220	236
First Bank of Nigeria Ltd. Via FBN Finance Co. BV,
8.63%, 10/27/25 (a)	200	217
IHS Netherlands Holdco BV,
8.00%, 9/18/27 (a)	270	289
SEPLAT Energy PLC,
7.75%, 4/1/26 (a)	210	219
United Bank for Africa PLC,
7.75%, 6/8/22 (a)	300	309
		1,470
Sovereign (1.1%)
Nigeria Government International Bond,
7.14%, 2/23/30 (a)	200	204
7.38%, 9/28/33 (a)	200	202
		406
		1,876
Oman (1.2%)
Sovereign (1.2%)
Oman Government International Bond,
6.25%, 1/25/31 (a)	410	439

Panama (0.5%)
Corporate Bond (0.5%)
AES Panama Generation Holdings SRL,
4.38%, 5/31/30 (a)	200	206

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Paraguay (1.2%)
Corporate Bond (0.5%)
Frigorifico Concepcion SA,
7.70%, 7/21/28 (a)		200	207

Sovereign (0.7%)
Paraguay Government International Bond,
5.40%, 3/30/50		230	265
			472
Peru (1.7%)
Corporate Bonds (1.1%)
InRetail Consumer,
3.25%, 3/22/28 (a)		200	201
Lima Metro Line 2 Finance Ltd.,
4.35%, 4/5/36 (a)		197	211
			412
Sovereign (0.6%)
Peru Government Bond,
5.40%, 8/12/34	PEN	259	54
5.94%, 2/12/29		742	181
6.15%, 8/12/32		1	—@
			235
			647
Poland (2.6%)
Sovereign (2.6%)
Republic of Poland Government Bond,
3.25%, 7/25/25	PLN	1,258	341
4.00%, 10/25/23		455	122
5.75%, 10/25/21 – 9/23/22		2,020	532
			995
Qatar (0.8%)
Sovereign (0.8%)
Qatar Government International Bond,
4.82%, 3/14/49 (a)		$230	296

Romania (1.3%)
Sovereign (1.3%)
Romania Government Bond,
4.75%, 2/24/25 – 10/11/34	RON	1,590	384
Romanian Government International Bond,
1.75%, 7/13/30 (a)	EUR	80	91
			475
Russia (5.1%)
Corporate Bonds (1.4%)
Alfa Bank AO Via Alfa Bond Issuance PLC,
5.95%, 4/15/30		$300	314
Credit Bank of Moscow Via CBOM Finance PLC,
7.63%, 4/4/27 (a)(e)(f)		220	219
			533

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Sovereign (3.7%)
Russian Federal Bond - OFZ,
6.90%, 5/23/29	RUB	43,141	584
7.00%, 8/16/23		21,670	297
7.70%, 3/23/33		9,485	135
7.95%, 10/7/26		9,240	131
Russian Foreign Bond - Eurobond,
5.63%, 4/4/42		$200	260
			1,407
			1,940
Saudi Arabia (1.7%)
Corporate Bond (0.5%)
SA Global Sukuk Ltd.,
2.69%, 6/17/31 (a)		200	202

Sovereign (1.2%)
Saudi Government International Bond,
5.25%, 1/16/50 (a)		340	441
			643
Senegal (1.0%)
Sovereign (1.0%)
Senegal Government International Bond,
6.25%, 5/23/33 (a)		350	366

South Africa (3.8%)
Sovereign (3.8%)
Republic of South Africa Government Bond,
8.00%, 1/31/30	ZAR	18,181	1,123
8.25%, 3/31/32		3,317	197
8.75%, 1/31/44		820	45
9.00%, 1/31/40		1,500	85
			1,450
Sri Lanka (0.8%)
Sovereign (0.8%)
Sri Lanka Government International Bond,
7.55%, 3/28/30		$500	307

Supranational (0.7%)
Banque Ouest Africaine de Developpement,
2.75%, 1/22/33 (a)	EUR	200	248

Tanzania, United Republic of (0.6%)
Corporate Bond (0.6%)
HTA Group Ltd.,
7.00%, 12/18/25 (a)		$200	211

Thailand (1.7%)
Sovereign (1.7%)
Thailand Government Bond,
3.63%, 6/16/23	THB	9,000	280
4.88%, 6/22/29		10,144	368
			648

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Turkey (2.6%)
Corporate Bond (0.5%)
Limak Iskenderun Uluslararasi Liman Isletmeciligi,
9.50%, 7/10/36 (a)		$200	204

Sovereign (2.1%)
Hazine Mustesarligi Varlik Kiralama AS,
5.13%, 6/22/26 (a)		200	198
Turkey Government Bond,
8.00%, 3/12/25	TRY	1,143	97
10.50%, 8/11/27		1,236	103
10.70%, 8/17/22		58	6
11.00%, 3/2/22		190	21
Turkey Government International Bond,
5.88%, 6/26/31		$400	376
			801
			1,005
Ukraine (1.7%)
Sovereign (1.7%)
NAK Naftogaz Ukraine via Kondor Finance PLC,
7.13%, 7/19/24	EUR	200	235
Ukraine Government International Bond,
7.75%, 9/1/26		$380	413
			648
United Arab Emirates (2.3%)
Corporate Bonds (1.7%)
DP World Salaam,
6.00%, 10/1/25 (e)		200	220
Galaxy Pipeline Assets Bidco Ltd.,
2.16%, 3/31/34 (a)		200	197
3.25%, 9/30/40 (a)		230	232
			649
Sovereign (0.6%)
Abu Dhabi Government International Bond,
3.13%, 4/16/30		200	217
			866
Uzbekistan (0.5%)
Sovereign (0.5%)
Republic of Uzbekistan International Bond,
3.70%, 11/25/30 (a)		200	194

Venezuela (0.3%)
Sovereign (0.3%)
Petroleos de Venezuela SA,
6.00%, 11/15/26 (c)(d)		1,582	95

Zambia (1.3%)
Sovereign (1.3%)
Zambia Government Bond,
11.00%, 1/25/26	ZMW	3,680	162
13.00%, 1/25/31		5,290	187
Zambia Government International Bond,
5.38%, 9/20/22		$200	151
			500
Total Fixed Income Securities (Cost $36,837)			35,696

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

	No. of Warrants
Warrant (0.0%) (g)
Venezuela (0.0%) (g)
Venezuela Government International Bond, Oil-Linked Payment Obligation 0.0%, expires 4/15/20 (h) (Cost $—)	495	1

	Shares
Short-Term Investments (5.2%)
Investment Company (4.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (i) (Cost $1,697)	1,696,678	1,697

	Face Amount (000)
Egypt (0.6%)
Sovereign (0.6%)
Egypt Treasury Bill,
12.95%, 9/13/22 (Cost $224)	EGP	3,950	225
U.S. Treasury Security (0.1%)
U.S. Treasury Bill,
0.06%, 7/14/22 (j) (Cost $30)		$30	30
Total Short-Term Investments (Cost $1,951)			1,952
Total Investments (99.6%) (Cost $38,788) (k)(l)(m)			37,649
Other Assets in Excess of Liabilities (0.4%)			148
Net Assets (100.0%)			$37,797

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2021. Maturity date disclosed is the ultimate maturity date.
(c)	Non-income producing security; bond in default.
(d)	Issuer in bankruptcy.
(e)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2021.
(f)	When-issued security.
(g)	Amount is less than 0.05%.
(h)	Perpetual maturity date. Date disclosed is the last expiration date.
(i)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2021, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.
(j)	Rate shown is the yield to maturity at September 30, 2021.
(k)	Securities are available for collateral in connection with purchase of when-issued security and open foreign currency forward exchange contracts.
(l)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the Fund did not engage in any cross-trade transactions.
(m)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,327,000 and the aggregate gross unrealized depreciation is approximately $2,452,000, resulting in net unrealized depreciation of approximately $1,125,000.

@	Value is less than $500.
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at September 30, 2021:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA		$200	CNH	1,310	11/22/21	$2
BNP Paribas SA		$129	EUR	110	11/22/21	(2)
BNP Paribas SA		$392	HUF	118,000	11/22/21	(12)
BNP Paribas SA		$17	IDR	250,000	11/22/21	(—@ )
BNP Paribas SA		$49	IDR	700,000	11/22/21	—@
Citibank NA	HUF	60,000		$203	11/22/21	10
Citibank NA	MXN	7,450		$361	11/22/21	3
Citibank NA	ZAR	2,400		$155	11/22/21	(3)
HSBC Bank PLC		$383	CZK	8,400	11/22/21	—@
HSBC Bank PLC		$31	PLN	120	11/22/21	(—@ )
JPMorgan Chase Bank NA	EUR	1,000		$1,169	11/22/21	10
State Street Bank and Trust Co.	IDR	1,700,000		$117	11/22/21	(2)
UBS AG	HUF	58,000		$195	11/22/21	9
UBS AG		$39	CZK	840	11/22/21	(1)
						$14

@	Value is less than $500.
BRL	—	Brazilian Real
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
CNY	—	Chinese Yuan Renminbi
COP	—	Colombian Peso
CZK	—	Czech Koruna
DOP	—	Dominican Peso
EGP	—	Egyptian Pound
EUR	—	Euro
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
KZT	—	Kazakhstan Tenge
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
THB	—	Thai Baht
TRY	—	Turkish Lira
ZAR	—	South African Rand
ZMW	—	Zambian kwacha

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	65.8%
Corporate Bonds	28.3
Short-Term Investments	5.2
Other*	0.7
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $14,000.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Leaders Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (98.1%)
Argentina (1.3%)
Globant SA (a)	14,914	$4,191

Brazil (4.7%)
Pagseguro Digital Ltd., Class A (a)	170,923	8,840
StoneCo Ltd., Class A (a)	173,234	6,015
		14,855
China (20.3%)
Kingdee International Software Group Co., Ltd. (a)(b)	2,700,000	8,990
Li Ning Co., Ltd. (b)	1,730,500	19,946
Meituan, Class B (a)(b)	551,700	17,611
Proya Cosmetics Co. Ltd., Class A	217,933	5,832
Tencent Holdings Ltd. (b)	55,700	3,325
Wuliangye Yibin Co., Ltd., Class A	231,700	7,842
		63,546
Germany (5.3%)
Delivery Hero SE (a)	99,161	12,649
Global Fashion Group SA (a)	362,396	4,024
		16,673
India (27.1%)
Aarti Industries Ltd.	927,273	11,586
Apollo Hospitals Enterprise Ltd.	215,360	12,960
AU Small Finance Bank Ltd. (a)	664,745	10,399
Bajaj Finance Ltd.	201,033	20,686
Happiest Minds Technologies Ltd.	307,120	5,668
IIFL Wealth Management Ltd.	110,170	2,319
Kotak Mahindra Bank Ltd.	381,872	10,277
PI Industries Ltd.	115,961	4,952
SRF Ltd.	39,138	5,933
		84,780
Singapore (9.7%)
Sea Ltd. ADR (a)	95,727	30,511

Taiwan (12.2%)
Silergy Corp.	88,000	12,800
Taiwan Semiconductor Manufacturing Co., Ltd.	710,000	14,684
Voltronic Power Technology Corp.	173,334	10,570
		38,054
United States (17.5%)
Advanced Micro Devices, Inc. (a)	98,087	10,093
MercadoLibre, Inc. (a)	11,176	18,769
NIKE, Inc., Class B	61,134	8,878
NVIDIA Corp.	42,707	8,847
Thoughtworks Holding, Inc. (a)	282,886	8,122
		54,709
Total Common Stocks (Cost $233,174)		307,319

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Leaders Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Short-Term Investment (3.0%)
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $9,481)	9,480,960	9,481
Total Investments (101.1%) (Cost $242,655) (d)(e)(f)		316,800
Liabilities in Excess of Other Assets (–1.1%)		(3,597)
Net Assets (100.0%)		$313,203

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2021, advisory fees paid were reduced by approximately $4,000 relating to the Fund's investment in the Liquidity Funds.
(d)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the Fund did not engage in any cross-trade transactions.
(e)	The approximate fair value and percentage of net assets, $203,053,000 and 64.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(f)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $79,784,000 and the aggregate gross unrealized depreciation is approximately $5,639,000, resulting in net unrealized appreciation of approximately $74,145,000.

ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	19.4%
Internet & Direct Marketing Retail	16.7
Semiconductors & Semiconductor Equipment	14.7
Information Technology Services	10.4
Entertainment	9.6
Textiles, Apparel & Luxury Goods	9.1
Chemicals	7.1
Consumer Finance	6.5
Banks	6.5
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Concentrated Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (99.0%)
China (9.1%)
Alibaba Group Holding Ltd. ADR (a)	25,694	$3,804
Tencent Holdings Ltd. ADR	94,193	5,630
		9,434
France (8.0%)
LVMH Moet Hennessy Louis Vuitton SE ADR	57,570	8,249

India (7.8%)
HDFC Bank Ltd. ADR	111,240	8,130

Italy (5.7%)
Ferrari N.V.	28,457	5,951

Taiwan (5.1%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	47,226	5,273

United States (63.3%)
Ameriprise Financial, Inc.	13,163	3,477
Costco Wholesale Corp.	6,403	2,877
Danaher Corp.	19,461	5,925
Domino's Pizza, Inc.	8,823	4,208
Estee Lauder Cos., Inc. (The), Class A	9,682	2,904
JPMorgan Chase & Co.	24,195	3,961
Lululemon Athletica, Inc. (a)	3,883	1,572
Mastercard, Inc., Class A	10,208	3,549
Microsoft Corp.	27,942	7,877
NextEra Energy, Inc.	36,492	2,865
Planet Fitness, Inc., Class A (a)	26,727	2,099
STORE Capital Corp. REIT	202,226	6,477
SVB Financial Group (a)	14,525	9,396
United Rentals, Inc. (a)	14,852	5,212
Waste Management, Inc.	21,797	3,256
		65,655
Total Common Stocks (Cost $91,273)		102,692

Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $1,043)	1,043,220	1,043
Total Investments (100.0%) (Cost $92,316) (c)(d)		103,735
Liabilities in Excess of Other Assets (–0.0%) (e)		(13)
Net Assets (100.0%)		$103,722

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.

Morgan Stanley Institutional Fund, Inc.

Global Concentrated Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2021, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(c)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the Fund did not engage in any cross-trade transactions.
(d)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $14,586,000 and the aggregate gross unrealized depreciation is approximately $3,167,000, resulting in net unrealized appreciation of approximately $11,419,000.
(e)	Amount is less than 0.05%.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	22.9%
Banks	20.7
Textiles, Apparel & Luxury Goods	9.5
Software	7.6
Equity Real Estate Investment Trusts (REITs)	6.3
Hotels, Restaurants & Leisure	6.1
Automobiles	5.7
Health Care Equipment & Supplies	5.7
Interactive Media & Services	5.4
Semiconductors & Semiconductor Equipment	5.1
Trading Companies & Distributors	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Core Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (98.1%)
Canada (1.3%)
Franco-Nevada Corp.	1,922	$250

China (8.4%)
Alibaba Group Holding Ltd. ADR (a)	3,754	556
NetEase, Inc. ADR	3,188	272
Tencent Holdings Ltd. ADR	13,441	803
		1,631
France (4.2%)
LVMH Moet Hennessy Louis Vuitton SE	1,148	822

India (4.3%)
HDFC Bank Ltd. ADR	11,405	834

Ireland (2.7%)
CRH PLC ADR	6,667	312
Ryanair Holdings PLC ADR (a)	1,845	203
		515
Italy (3.2%)
Ferrari N.V.	2,964	620

Japan (1.4%)
Nippon Telegraph & Telephone Corp. ADR	10,066	279

Singapore (2.5%)
Sea Ltd. ADR (a)	1,492	475

Taiwan (4.1%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,029	785

United Kingdom (5.9%)
Diageo PLC ADR	3,142	606
Experian PLC ADR	8,308	348
London Stock Exchange Group PLC	1,875	188
		1,142
United States (60.1%)
Ameriprise Financial, Inc.	2,059	544
Apple, Inc.	9,253	1,309
Chevron Corp.	7,564	767
Danaher Corp.	2,709	825
Estee Lauder Cos., Inc. (The), Class A	1,681	504
Euronet Worldwide, Inc. (a)	749	95
First Republic Bank	3,400	656
Fortune Brands Home & Security, Inc.	2,071	185
JPMorgan Chase & Co.	3,606	590
Lululemon Athletica, Inc. (a)	1,409	570
Mastercard, Inc., Class A	1,837	639
Match Group, Inc. (a)	449	71
McDonald's Corp.	1,768	426
MGM Resorts International	9,384	405
Microsoft Corp.	4,259	1,201
NextEra Energy, Inc.	5,748	451
Planet Fitness, Inc., Class A (a)	634	50

Morgan Stanley Institutional Fund, Inc.

Global Core Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Progressive Corp. (The)	557	50
STORE Capital Corp. REIT	19,126	613
SVB Financial Group (a)	1,310	847
Target Corp.	1,516	347
United Rentals, Inc. (a)	837	294
Valero Energy Corp.	651	46
Veeva Systems, Inc., Class A (a)	498	144
		11,629
Total Common Stocks (Cost $13,599)		18,982

Short-Term Investment (1.7%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $330)	329,986	330
Total Investments (99.8%) (Cost $13,929) (c)(d)(e)		19,312
Other Assets in Excess of Liabilities (0.2%)		44
Net Assets (100.0%)		$19,356

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2021, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.
(c)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the Fund did not engage in any cross-trade transactions.
(d)	The approximate fair value and percentage of net assets, $1,010,000 and 5.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(e)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $5,513,000 and the aggregate gross unrealized depreciation is approximately $130,000, resulting in net unrealized appreciation of approximately $5,383,000.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	64.6%
Banks	15.2
Textiles, Apparel & Luxury Goods	7.2
Tech Hardware, Storage & Peripherals	6.8
Software	6.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Endurance Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (99.6%)
Canada (7.4%)
Colliers International Group, Inc.	25,504	$3,265
Constellation Software, Inc.	868	1,422
Shopify, Inc., Class A (a)	1,136	1,540
		6,227
Finland (1.0%)
Revenio Group Oyj	12,545	796

Netherlands (1.2%)
Basic-Fit N.V. (a)	22,018	1,010

Poland (2.6%)
Dino Polska SA (a)	26,148	2,181

Sweden (3.1%)
AddLife AB, Class B	71,320	2,608

United Kingdom (10.5%)
Angle PLC (a)	220,231	399
Babcock International Group PLC (a)	835,893	4,167
Victoria PLC (a)	342,041	4,253
		8,819
United States (73.8%)
Affirm Holdings, Inc. (a)	35,523	4,232
Alteryx, Inc., Class A (a)	12,074	883
Appian Corp. (a)	34,332	3,176
AppLovin Corp., Class A (a)	15,904	1,151
Beachbody Co., Inc. (The) (a)	73,141	405
Cardlytics, Inc. (a)	36,688	3,080
Carvana Co. (a)	5,514	1,663
Cazoo Group Ltd. (a)	163,915	1,274
Cazoo Group Ltd. (a)(b)	30,318	225
Cricut, Inc., Class A (a)	334,418	9,223
Fastly, Inc., Class A (a)	145,039	5,865
Floor & Decor Holdings, Inc., Class A (a)	29,695	3,587
Ginkgo Bioworks, Inc. (a)(b)	103,832	1,143
GoodRx Holdings, Inc., Class A (a)	106,299	4,360
JFrog Ltd. (a)	63,108	2,114
Latch, Inc. (a)	73,837	832
Party City Holdco, Inc. (a)	319,973	2,272
PLx Pharma, Inc. (a)	55,141	1,064
Royalty Pharma PLC, Class A	45,689	1,651
salesforce.com, Inc. (a)	14,669	3,979
Skillz, Inc. (a)	213,362	2,095
Spotify Technology SA (a)	6,474	1,459
Stitch Fix, Inc., Class A (a)	71,043	2,838
Vimeo, Inc. (a)	21,489	631
Wayfair, Inc., Class A (a)	4,204	1,074
Zillow Group, Inc., Class A (a)	17,261	1,529
		61,805
Total Common Stocks (Cost $84,275)		83,446

Morgan Stanley Institutional Fund, Inc.

Global Endurance Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Short-Term Investment (1.8%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $1,473)	1,473,276	1,473
Total Investments (101.4%) (Cost $85,748) (d)(e)(f)		84,919
Liabilities in Excess of Other Assets (–1.4%)		(1,137)
Net Assets (100.0%)		$83,782

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2021 amounts to approximately $1,368,000 and represents 1.6% of net assets.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2021, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the Fund did not engage in any cross-trade transactions.
(e)	The approximate fair value and percentage of net assets, $15,414,000 and 18.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(f)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $8,630,000 and the aggregate gross unrealized depreciation is approximately $9,459,000, resulting in net unrealized depreciation of approximately $829,000.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	34.1%
Software	16.0
Household Durables	15.9
Information Technology Services	13.7
Specialty Retail	8.8
Internet & Direct Marketing Retail	6.4
Health Care Technology	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Focus Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (98.4%)
Australia (4.8%)
Charter Hall Group REIT	6,388	$77
Goodman Group REIT	3,004	46
Mirvac Group REIT	24,052	51
National Storage REIT	31,880	53
		227
Belgium (0.9%)
Aedifica SA REIT	350	44

Canada (2.0%)
Tricon Residential, Inc.	7,173	96

China (1.0%)
GDS Holdings Ltd. ADR (a)	847	48

France (1.6%)
ICADE REIT	546	42
Mercialys SA REIT	2,990	32
		74
Germany (2.7%)
Alstria Office AG REIT	3,506	64
LEG Immobilien SE	459	65
		129
Hong Kong (2.8%)
ESR Cayman Ltd. (a)	21,600	65
Wharf Real Estate Investment Co., Ltd.	13,000	67
		132
Japan (8.2%)
Activia Properties, Inc. REIT	11	45
Mitsubishi Estate Logistics Investment Corp. REIT	16	70
Mitsui Fudosan Co., Ltd.	6,400	152
Nippon Building Fund, Inc. REIT	12	78
Nippon Prologis, Inc. REIT	15	50
		395
Singapore (3.0%)
Keppel DC REIT	25,700	47
Mapletree Industrial Trust REIT	22,700	46
Parkway Life REIT	14,300	49
		142
Spain (1.0%)
Merlin Properties Socimi SA REIT	4,466	46

Sweden (2.2%)
Catena AB	773	42
Hufvudstaden AB, Class A	4,113	61
		103
United Kingdom (5.5%)
Grainger PLC	11,847	49

Morgan Stanley Institutional Fund, Inc.

Global Focus Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Hammerson PLC REIT	93,357	40
Helical PLC	15,651	93
LondonMetric Property PLC REIT	14,518	47
Tritax Big Box PLC REIT	12,348	35
		264
United States (62.7%)
American Tower Corp. REIT	1,076	286
Boyd Gaming Corp. (a)	1,236	78
Caesars Entertainment, Inc. (a)	274	31
Empire State Realty Trust, Inc., Class A REIT	5,129	51
Equinix, Inc. REIT	244	193
Equity Residential REIT	1,767	143
Extra Space Storage, Inc. REIT	1,275	214
Healthcare Trust of America, Inc., Class A REIT	1,620	48
Healthpeak Properties, Inc. REIT	3,502	117
Kite Realty Group Trust REIT	3,701	75
Life Storage, Inc. REIT	1,245	143
NETSTREIT Corp. REIT	2,930	69
Outfront Media, Inc. REIT	2,369	60
Prologis, Inc. REIT	2,271	285
Realty Income Corp. REIT	2,257	146
RPT Realty REIT	7,868	100
SBA Communications Corp. REIT	719	238
SITE Centers Corp. REIT	5,421	84
Sun Communities, Inc. REIT	758	140
UDR, Inc. REIT	3,583	190
Urban Edge Properties REIT	5,519	101
Welltower, Inc. REIT	2,446	202
		2,994
Total Common Stocks (Cost $4,915)		4,694

Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (Cost $42)	42,243	42
Total Investments (99.3%) (Cost $4,957) (b)(c)(d)		4,736
Other Assets in Excess of Liabilities (0.7%)		35
Net Assets (100.0%)		$4,771

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The approximate fair value and percentage of net assets, $1,556,000 and 32.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(c)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the Fund did not engage in any cross-trade transactions.

Morgan Stanley Institutional Fund, Inc.

Global Focus Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

(d)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $23,000 and the aggregate gross unrealized depreciation is approximately $244,000, resulting in net unrealized depreciation of approximately $221,000.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	25.8%
Residential	14.4
Retail	13.7
Industrial	12.5
Health Care	9.7
Self Storage	8.7
Office	6.0
Specialty	5.0
Other*	4.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (98.9%)
France (6.0%)
L'Oreal SA (BSRM)	133,452	$55,223
LVMH Moet Hennessy Louis Vuitton SE	76,971	55,131
Pernod Ricard SA	412,966	91,044
		201,398
Germany (4.6%)
SAP SE	1,139,894	154,147

Italy (0.6%)
Davide Campari-Milano N.V.	1,478,409	20,767

Netherlands (2.1%)
Heineken N.V.	674,985	70,451

United Kingdom (12.3%)
British American Tobacco PLC	2,044,398	71,461
Experian PLC	889,754	37,272
Reckitt Benckiser Group PLC	2,846,658	223,634
RELX PLC (Euronext N.V.)	612,952	17,743
RELX PLC (LSE)	2,351,871	67,702
		417,812
United States (73.3%)
Abbott Laboratories	1,250,052	147,669
Accenture PLC, Class A	514,434	164,578
Automatic Data Processing, Inc.	643,651	128,679
Baxter International, Inc.	1,801,753	144,915
Becton Dickinson & Co.	568,812	139,825
Broadridge Financial Solutions, Inc.	43,489	7,247
Coca-Cola Co. (The)	1,113,898	58,446
Danaher Corp.	536,836	163,434
Estee Lauder Cos., Inc. (The), Class A	122,422	36,718
Factset Research Systems, Inc.	42,884	16,930
Fidelity National Information Services, Inc.	577,632	70,286
Intercontinental Exchange, Inc.	922,984	105,977
Microsoft Corp.	1,144,805	322,743
Moody's Corp.	115,295	40,942
NIKE, Inc., Class B	259,578	37,699
Philip Morris International, Inc.	3,006,356	284,972
Procter & Gamble Co. (The)	1,103,957	154,333
Roper Technologies, Inc.	158,733	70,816
Thermo Fisher Scientific, Inc.	275,637	157,480
Visa, Inc., Class A	802,809	178,826
Zoetis, Inc.	245,651	47,691
		2,480,206
Total Common Stocks (Cost $2,366,129)		3,344,781

Short-Term Investment (2.4%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (a) (Cost $81,702)	81,701,816	81,702
Total Investments (101.3%) (Cost $2,447,831) (b)(c)(d)		3,426,483
Liabilities in Excess of Other Assets (–1.3%)		(44,908)
Net Assets (100.0%)		$3,381,575

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited) (cont’d)

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2021, advisory fees paid were reduced by approximately $21,000 relating to the Fund's investment in the Liquidity Funds.
(b)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the Fund did not engage in any cross-trade transactions.
(c)	The approximate fair value and percentage of net assets, $864,575,000 and 25.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(d)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $999,874,000 and the aggregate gross unrealized depreciation is approximately $21,222,000, resulting in net unrealized appreciation of approximately $978,652,000.

BSRM	Berlin Second Regulated Market.
Euronext N.V.	Euronext Amsterdam Stock Market.
LSE	London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	24.2%
Health Care Equipment & Supplies	17.4
Information Technology Services	16.1
Software	13.9
Household Products	11.0
Tobacco	10.4
Beverages	7.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (96.7%)
Australia (4.7%)
Atlas Arteria Ltd. (Units) (a)	671,466	$3,096
Sydney Airport (Units) (a)(b)	426,141	2,503
Transurban Group (Units) (a)	791,910	7,981
Transurban Group	84,547	852
		14,432
Canada (11.5%)
Enbridge, Inc.	262,807	10,470
GFL Environmental, Inc.	60,986	2,266
Gibson Energy, Inc.	548,430	10,071
Pembina Pipeline Corp.	136,541	4,328
TC Energy Corp.	175,605	8,452
		35,587
China (7.3%)
China Gas Holdings Ltd. (c)	4,073,200	12,030
GDS Holdings Ltd. ADR (b)	66,175	3,746
Jiangsu Expressway Co., Ltd. H Shares (c)	1,992,000	2,013
Zhejiang Expressway Co., Ltd., Class H (c)	6,004,000	4,955
		22,744
Denmark (1.2%)
Orsted A/S	28,378	3,741

France (5.4%)
Getlink SE	184,677	2,885
Vinci SA	132,059	13,735
		16,620
Germany (1.0%)
Vantage Towers AG	91,924	3,104

Hong Kong (1.0%)
Power Assets Holdings Ltd.	546,500	3,204

Italy (3.7%)
Atlantia SpA (b)	112,115	2,115
Infrastrutture Wireless Italiane SpA	446,479	4,973
Terna SpA	624,916	4,435
		11,523
Japan (2.0%)
Central Japan Railway Co.	13,600	2,171
East Japan Railway Co.	57,900	4,092
		6,263
Mexico (2.9%)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	387,683	4,508
Grupo Aeroportuario del Sureste SAB de CV, Class B	236,257	4,407
		8,915
New Zealand (0.6%)
Auckland International Airport Ltd. (b)	346,432	1,862

Morgan Stanley Institutional Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Portugal (1.3%)
EDP Renovaveis SA	162,296	4,029

Spain (5.5%)
Aena SME SA (b)	18,782	3,240
Cellnex Telecom SA	96,441	5,949
Ferrovial SA	152,423	4,449
Iberdrola SA	348,607	3,507
		17,145
Switzerland (1.1%)
Flughafen Zurich AG (Registered) (b)	19,372	3,451

United Kingdom (5.4%)
National Grid PLC	923,526	11,005
Pennon Group PLC	169,992	2,591
Severn Trent PLC	88,581	3,101
		16,697
United States (42.1%)
Ameren Corp.	54,090	4,381
American Electric Power Co., Inc.	97,748	7,935
American Tower Corp. REIT	86,699	23,011
American Water Works Co., Inc.	45,649	7,717
Atmos Energy Corp.	40,998	3,616
Avangrid, Inc. (d)	55,402	2,693
CenterPoint Energy, Inc.	30,756	757
Cheniere Energy, Inc. (b)	86,355	8,434
Crown Castle International Corp. REIT	91,865	15,922
Edison International	96,152	5,334
Eversource Energy	69,402	5,674
NextEra Energy, Inc.	66,010	5,183
ONEOK, Inc.	109,797	6,367
Republic Services, Inc.	38,551	4,628
SBA Communications Corp. REIT	28,181	9,316
Sempra Energy	66,176	8,371
Targa Resources Corp.	94,987	4,674
Williams Cos., Inc. (The)	249,770	6,479
		130,492
Total Common Stocks (Cost $235,455)		299,809

Short-Term Investment (2.9%)
Investment Company (2.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $9,062)	9,061,516	9,062
Total Investments (99.6%) (Cost $244,517) Including $2,693 of Securities Loaned (f)(g)(h)		308,871
Other Assets in Excess of Liabilities (0.4%)		1,132
Net Assets (100.0%)		$310,003

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	Non-income producing security.
(c)	Security trades on the Hong Kong exchange.

Morgan Stanley Institutional Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

(d)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2021, were approximately $2,693,000 and $2,798,000, respectively. The Fund received non-cash collateral of approximately $2,798,000 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2021, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Funds.
(f)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the Fund did not engage in any cross-trade transactions.
(g)	The approximate fair value and percentage of net assets, $120,217,000 and 38.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(h)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $69,594,000 and the aggregate gross unrealized depreciation is approximately $5,240,000, resulting in net unrealized appreciation of approximately $64,354,000.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	27.0%
Communications	21.4
Electricity Transmission & Distribution	15.8
Other*	15.7
Toll Roads	7.5
Airports	6.5
Diversified	6.1
Total Investments	100.0%

*     Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Insight Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (96.3%)
Australia (1.6%)
Redbubble Ltd. (a)	809,140	$2,525
Xero Ltd. (a)	41,045	4,028
		6,553
Canada (6.5%)
Shopify, Inc., Class A (a)	19,361	26,249

Germany (0.0%) (b)
Zalando SE (a)	933	85

Israel (1.0%)
IronSource Ltd., Class A (a)	369,238	4,014

Japan (1.1%)
BASE, Inc. (a)	185,200	1,802
Demae-Can Co., Ltd. (a)	170,500	2,562
		4,364
Netherlands (5.9%)
Adyen N.V. (a)	8,573	23,965

Singapore (6.7%)
Sea Ltd. ADR (a)	85,330	27,197

Sweden (3.6%)
Evolution AB	39,273	5,947
Kinnevik AB, Class B (a)	248,693	8,743
		14,690
United Kingdom (1.6%)
Deliveroo PLC (a)	1,641,377	6,351

United States (68.3%)
10X Genomics, Inc., Class A (a)	23,782	3,462
Agilon health, Inc. (a)	151,538	3,972
Altimeter Growth Corp., Class A SPAC (a)(c)	1,259,389	12,871
Bill.Com Holdings, Inc. (a)	40,087	10,701
Cazoo Group Ltd. (a)(d)	769,896	5,713
Cloudflare, Inc., Class A (a)	128,915	14,522
Coupang, Inc. (a)	628,811	17,513
Datadog, Inc., Class A (a)	30,394	4,296
Farfetch Ltd., Class A (a)	270,919	10,154
Guardant Health, Inc. (a)	34,070	4,259
Intellia Therapeutics, Inc. (a)	13,681	1,835
Meli Kaszek Pioneer Corp.	163,039	1,802
MercadoLibre, Inc. (a)	13,393	22,492
Moderna, Inc. (a)	10,967	4,221
Pinterest, Inc., Class A (a)	94,230	4,801
ROBLOX Corp., Class A (a)	140,878	10,643
Royal Gold, Inc.	9,993	954
Royalty Pharma PLC, Class A	388,325	14,034
Snap, Inc., Class A (a)	242,088	17,883
Snowflake, Inc., Class A (a)	58,520	17,698
Spotify Technology SA (a)	29,316	6,606
Square, Inc., Class A (a)	68,199	16,357

Morgan Stanley Institutional Fund, Inc.

Global Insight Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Trade Desk, Inc. (The), Class A (a)	87,927	6,181
Twilio, Inc., Class A (a)	30,251	9,652
Twitter, Inc. (a)	251,318	15,177
Unity Software, Inc. (a)	54,385	6,866
Veeva Systems, Inc., Class A (a)	21,770	6,274
Wayfair, Inc., Class A (a)	23,505	6,006
Zillow Group, Inc., Class C (a)	58,139	5,124
Zoom Video Communications, Inc., Class A (a)	40,863	10,686
ZoomInfo Technologies, Inc., Class A (a)	64,720	3,960
		276,715
Total Common Stocks (Cost $353,210)		390,183

Preferred Stock (0.0%) (b)
United States (0.0%) (b)
Lookout, Inc. Series F (a)(d)(e)
(acquisition cost — $73; acquired 6/17/14) (Cost $73)	6,374	29

Investment Company (0.7%)
Grayscale Bitcoin Trust (a) (Cost $3,702)	83,680	2,833

Short-Term Investments (6.0%)
Securities held as Collateral on Loaned Securities (2.0%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	6,453,218	6,453

	Face Amount (000)
Repurchase Agreements (0.4%)
HSBC Securities USA, Inc. (0.05%, dated 9/30/21, due 10/1/21; proceeds $337; fully collateralized by U.S. Government obligations; 0.00%-0.13% due 10/7/21-12/31/22; valued at $344)	$337	337
Merrill Lynch & Co., Inc. (0.05%, dated 9/30/21, due 10/1/21; proceeds $1,147; fully collateralized by a U.S. Government obligation; 0.38% due 4/15/24; valued at $1,170)	1,147	1,147
		1,484
Total Securities held as Collateral on Loaned Securities (Cost $7,937)		7,937

	Shares
Investment Company (4.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $16,096)	16,095,855	16,096
Total Short-Term Investments (Cost $24,033)		24,033
Total Investments Excluding Purchased Options (103.0%) (Cost $381,018)		417,078
Total Purchased Options Outstanding (0.1%) (Cost $2,098)		451
Total Investments (103.1%) (Cost $383,116) Including $7,858 of Securities Loaned (g)(h)(i)(j)		417,529
Liabilities in Excess of Other Assets (–3.1%)		(12,636)
Net Assets (100.0%)		$404,893

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

Morgan Stanley Institutional Fund, Inc.

Global Insight Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

The Fund had the following Derivative Contracts - PIPE open at September 30, 2021:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Depreciation (000)	% of Net Assets
Altimeter Growth Corp.	Grab Holdings Inc. (a)(d)(e)(k)(m)	$3,588,450	12/31/21	$(288)	(0.07)%
Athena Technology Acquisition Corp.	Heliogen, Inc. (a)(d)(e)(l)(m)	2,023,470	12/31/21	(236)	(0.06)
				$(524)	(0.13)%

(a)	Non-income producing security.
(b)	Value is less than 0.05%.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2021, were approximately $7,858,000 and $8,074,000, respectively. The Fund received cash collateral of approximately $7,977,000, of which approximately $7,937,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. At September 30, 2021, there was uninvested cash collateral of approximately $40,000, which is not reflected in the Consolidated Portfolio of Investments. The remaining collateral of approximately $97,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted security and derivative contracts (excluding 144A holdings) at September 30, 2021 amounts to approximately $5,218,000 and represents 1.3% of net assets.
(e)	At September 30, 2021, the Fund held a fair valued security and derivative contracts at approximately $(495,000), representing (0.1)% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2021, advisory fees paid were reduced by approximately $9,000 relating to the Fund's investment in the Liquidity Funds.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the Fund did not engage in any cross-trade transactions.
(h)	The approximate fair value and percentage of net assets, $55,923,000 and 13.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.
(i)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $85,791,000 and the aggregate gross unrealized depreciation is approximately $51,902,000, resulting in net unrealized appreciation of approximately $33,889,000.
(j)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.

Morgan Stanley Institutional Fund, Inc.

Global Insight Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

(k)

Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 358,845 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Grab Holdings Inc., and Altimeter Growth Corp., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Altimeter Growth Corp., and Grab Holdings Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the Fund is no longer obligated to fulfill its commitment to Altimeter Growth Corp., and Grab Holdings Inc. The investment is restricted from resale until the settlement date.

(l)

Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 202,347 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Heliogen, Inc., and Athena Technology Acquisition Corp., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Athena Technology Acquisition Corp., and Heliogen, Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the Fund is no longer obligated to fulfill its commitment to Athena Technology Acquisition Corp., and Heliogen, Inc. The investment is restricted from resale until the settlement date.

(m)

Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

ADR	American Depositary Receipt.
PIPE	Private Investment in Public Equity.
SPAC	Special Purpose Acquisition Company.

Morgan Stanley Institutional Fund, Inc.

Global Insight Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Call Options Purchased:
The Fund had the following call options purchased open at September 30, 2021:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.45	Jan-22	83,130,387	83,130	$7	$443	$(436)
BNP Paribas	USD/CNH	CNH	7.64	Nov-21	64,087,776	64,088	—@	348	(348)
Goldman Sachs International	USD/CNH	CNH	7.57	Mar-22	85,529,485	85,529	33	425	(392)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.28	Jul-22	94,669,594	94,670	240	441	(201)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug-22	43,502,787	43,503	112	295	(183)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul-22	27,456,366	27,456	59	146	(87)
							$451	$2,098	$(1,647)

@	Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Information Technology Services	26.9%
Other**	17.8
Internet & Direct Marketing Retail	16.5
Interactive Media & Services	11.5
Software	11.4
Entertainment	10.9
Diversified Holding Companies	5.0
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2021.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open PIPE contracts with total unrealized depreciation of approximately $524,000.

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (94.9%)
Argentina (0.5%)
Globant SA (a)	134,230	$37,720

Canada (4.4%)
Shopify, Inc., Class A (a)	239,765	325,069

China (5.9%)
Foshan Haitian Flavouring & Food Co., Ltd., Class A	3,431,019	58,178
Meituan, Class B (a)(b)	7,122,000	227,345
Tencent Holdings Ltd. (b)	866,100	51,705
Trip.com Group Ltd. ADR (a)	3,432,286	105,543
		442,771
Denmark (5.6%)
DSV Panalpina A/S	1,739,654	416,410

France (3.1%)
Hermes International	165,308	228,081

India (6.5%)
HDFC Bank Ltd.	16,764,505	358,396
ICICI Bank Ltd. ADR	6,687,024	126,184
		484,580
Italy (2.5%)
Moncler SpA	3,058,946	186,567

Japan (2.0%)
Keyence Corp.	252,300	150,590

Korea, Republic of (1.2%)
NAVER Corp.	288,375	93,568

United Kingdom (0.5%)
Fevertree Drinks PLC	1,133,685	35,568

United States (62.7%)
Adobe, Inc. (a)	473,773	272,761
Affirm Holdings, Inc. (a)	182,988	21,799
Agilon Health Topco, Inc (a)(c)	3,008,300	77,271
Amazon.com, Inc. (a)	151,679	498,272
Coupang, Inc. (a)	6,550,224	182,424
DoorDash, Inc., Class A (a)	492,002	101,342
Endeavor Group Holdings, Inc., Class A (a)	1,337,948	38,359
EPAM Systems, Inc. (a)	502,881	286,883
Facebook, Inc., Class A (a)	801,028	271,861
Farfetch Ltd., Class A (a)	2,075,330	77,783
Intuitive Surgical, Inc. (a)	121,049	120,341
Martin Marietta Materials, Inc.	104,322	35,645
Mastercard, Inc., Class A	1,437,095	499,649
salesforce.com, Inc. (a)	797,222	216,222
ServiceNow, Inc. (a)	678,067	421,941
Snowflake, Inc., Class A (a)	142,683	43,152
Spotify Technology SA (a)	774,851	174,605
Square, Inc., Class A (a)	935,919	224,471
Uber Technologies, Inc. (a)	8,626,515	386,468
Visa, Inc., Class A	1,461,433	325,534

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Walt Disney Co. (The) (a)	1,771,849	299,744
Zillow Group, Inc., Class A (a)	448,160	39,698
Zoom Video Communications, Inc., Class A (a)	229,508	60,016
		4,676,241
Total Common Stocks (Cost $3,747,080)		7,077,165

Investment Company (0.7%)
United States (0.7%)
Grayscale Bitcoin Trust (a) (Cost $64,321)	1,463,714	49,547

Preferred Stock (0.0%)
United States (0.0%)
Magic Leap Series C (a)(d)(e) (acquisition cost — $3,175; acquired 12/22/15) (Cost $3,175)	137,829	—

Short-Term Investment (2.6%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $194,674)	194,674,199	194,674
Total Investments Excluding Purchased Options (98.2%) (Cost $4,009,250)		7,321,386
Total Purchased Options Outstanding (0.1%) (Cost $7,715)		2,994
Total Investments (98.3%) (Cost $4,016,965) (g)(h)(i)(j)		7,324,380
Other Assets in Excess of Liabilities (1.7%)		130,301
Net Assets (100.0%)		$7,454,681

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

The Fund had the following Derivative Contract - PIPE open at September 30, 2021:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Depreciation (000)	% of Net Assets
Altimeter Growth Corp.	Grab Holdings Inc. (a)(d)(e)(k)(l)	$60,291,290	12/31/21	$(4,835)	(0.1)%

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	Security has been deemed by the investment manager to be illiquid and is subject to restrictions on resale. At September 30, 2021, this security amounted to approximately $77,271,000, which represents 1.0% of net assets of the Fund.
(d)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted security and derivative contract (excluding 144A holdings) at September 30, 2021 amounts to approximately $(4,835,000) and represents (0.1)% of net assets.
(e)	At September 30, 2021, the Fund held a fair valued security and derivative contract valued at approximately $(4,835,000) representing (0.1)% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2021, advisory fees paid were reduced by approximately $123,000 relating to the Fund's investment in the Liquidity Funds.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the Fund did not engage in any cross-trade transactions.
(h)	The approximate fair value and percentage of net assets, $1,806,408,000 and 24.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.
(i)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,393,977,000 and the aggregate gross unrealized depreciation is approximately $91,397,000, resulting in net unrealized appreciation of approximately $3,302,580,000.
(j)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(k)

Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 6,029,129 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Grab Holdings Inc., and Altimeter Growth Corp., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Altimeter Growth Corp., and Grab Holdings Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the Fund is no longer obligated to fulfill its commitment to Altimeter Growth Corp., and Grab Holdings Inc. The investment is restricted from resale until the settlement date.

(l)	Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

ADR	American Depositary Receipt.
PIPE	Private Investment in Public Equity.
SPAC	Special Purpose Acquisition Company.

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Call Options Purchased:
The Fund had the following call options purchased open at September 30, 2021:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug-22	756,739,436	756,739	$1,953	$5,140	$(3,187)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul-22	485,510,983	485,511	1,041	2,575	(1,534)
							$2,994	$7,715	$(4,721)

CNH     — Chinese Yuan Renminbi Offshore

USD     — United States Dollar

Portfolio Composition
Classification	Percentage of Total Investments
Information Technology Services	24.1%
Internet & Direct Marketing Retail	14.8
Software	13.3
Other*	11.3
Entertainment	7.0
Banks	6.6
Interactive Media & Services	6.2
Air Freight & Logistics	5.7
Textiles, Apparel & Luxury Goods	5.7
Road & Rail	5.3
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include an open PIPE contract with unrealized depreciation of approximately $4,835,000.

Morgan Stanley Institutional Fund, Inc.

Global Permanence Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (95.3%)
Brazil (0.8%)
Vale SA	2,112	$30

Canada (17.6%)
Canadian National Railway Co.	1,189	137
Colliers International Group, Inc.	727	93
Constellation Software, Inc.	120	197
FirstService Corp.	501	91
Topicus.com, Inc. (a)	1,427	150
		668
Denmark (0.7%)
Chr Hansen Holding A/S	349	28

France (13.9%)
Christian Dior SE	173	124
EssilorLuxottica SA	295	56
Hermes International	91	126
L'Oreal SA (BSRM)	306	127
Remy Cointreau SA	494	96
		529
India (3.6%)
HDFC Bank Ltd. ADR	1,868	137

Italy (1.3%)
Brunello Cucinelli SpA (a)	917	50

Japan (1.3%)
Nintendo Co., Ltd.	100	48

Mexico (1.0%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,950	36

Netherlands (8.1%)
ASML Holding N.V. (Registered)	412	307

Spain (0.9%)
Aena SME SA (a)	209	36

United Kingdom (3.7%)
Rentokil Initial PLC	13,083	103
Victoria PLC (a)	3,138	39
		142
United States (42.4%)
Amazon.com, Inc. (a)	40	131
American Tower Corp. REIT	135	36
Axon Enterprise, Inc. (a)	985	172
Costco Wholesale Corp.	214	96
Danaher Corp.	305	93
Domino's Pizza, Inc.	77	37
HEICO Corp., Class A	944	112
Intercontinental Exchange, Inc.	308	35
Intuitive Surgical, Inc. (a)	55	55
Linde PLC	115	34

Morgan Stanley Institutional Fund, Inc.

Global Permanence Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Progressive Corp. (The)	627	57
Royal Gold, Inc.	307	29
Royalty Pharma PLC, Class A	4,906	177
S&P Global, Inc.	230	98
salesforce.com, Inc. (a)	347	94
Texas Pacific Land Corp.	31	37
Tyler Technologies, Inc. (a)	78	36
Veeva Systems, Inc., Class A (a)	319	92
Walt Disney Co. (The) (a)	531	90
Waste Connections, Inc.	779	98
		1,609
Total Common Stocks (Cost $2,887)		3,620

Investment Companies (1.5%)
United Kingdom (0.9%)
Hipgnosis Songs Fund Ltd.	20,696	34

United States (0.6%)
Grayscale Bitcoin Trust (a)	687	23
Total Investment Companies (Cost $66)		57

Short-Term Investment (1.7%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $66)	66,461	66
Total Investments Excluding Purchased Options (98.5%) (Cost $3,019)		3,743
Total Purchased Options Outstanding (0.1%) (Cost $17)		4
Total Investments (98.6%) (Cost $3,036) (c)(d)(e)		3,747
Other Assets in Excess of Liabilities (1.4%)		52
Net Assets (100.0%)		$3,799

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2021, advisory fees paid were reduced by less than $500 relating to the Fund investment in the Liquidity Funds.
(c)	The approximate fair value and percentage of net assets, $867,000 and 22.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.
(d)	The fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the fund did not engage in any cross-trade transactions.
(e)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $812,000 and the aggregate gross unrealized depreciation is approximately $101,000, resulting in net unrealized appreciation of approximately $711,000.

ADR	American Depositary Receipt.
BSRM	Berlin Second Regulated Market.
REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

Global Permanence Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2021:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.45	Jan- 22	595,628	596	$	—@	$3	$(3)
BNP Paribas	USD/CNH	CNH	7.64	Nov- 21	556,269	556		—@	3	(3)
Goldman Sachs International	USD/CNH	CNH	7.57	Mar- 22	655,158	655		1	3	(2)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.28	Jul- 22	792,926	793		2	4	(2)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug- 22	372,201	372		1	3	(2)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul- 22	230,682	231		—@	1	(1)
								$4	$17	$(13)

@	Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	56.6%
Software	12.7
Textiles, Apparel & Luxury Goods	9.5
Semiconductors & Semiconductor Equipment	8.2
Aerospace & Defense	7.6
Commercial Services & Supplies	5.4
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (99.1%)
Australia (3.1%)
Charter Hall Group REIT	74,884	$905
GPT Group (The) REIT	158,934	573
Mirvac Group REIT	99,565	211
National Storage REIT	280,831	461
Stockland REIT	251,329	797
		2,947
Austria (0.5%)
CA Immobilien Anlagen AG	10,565	448

Canada (2.0%)
Dream Industrial Real Estate Investment Trust	90,524	1,158
InterRent REIT	33,986	449
Tricon Residential, Inc.	19,645	262
		1,869
China (2.1%)
China Resources Land Ltd. (a)	52,000	219
China Resources Mixc Lifestyle Services Ltd. (a)	66,000	363
Country Garden Services Holdings Co. Ltd. (a)	52,000	411
GDS Holdings Ltd. ADR (b)	6,306	357
Longfor Group Holdings Ltd. (a)	136,000	621
		1,971
Finland (0.3%)
Kojamo Oyj	14,743	306

France (2.7%)
Gecina SA REIT	7,114	957
ICADE REIT	6,898	539
Klepierre SA REIT	15,110	338
Mercialys SA REIT	69,594	739
		2,573
Germany (3.0%)
Alstria Office AG REIT	16,885	306
Deutsche EuroShop AG	7,028	143
Deutsche Wohnen SE	6,614	404
LEG Immobilien SE	3,912	553
Vonovia SE	22,622	1,358
		2,764
Hong Kong (5.1%)
ESR Cayman Ltd. (b)	404,800	1,222
Hongkong Land Holdings Ltd.	102,000	487
Link REIT	109,974	942
Sun Hung Kai Properties Ltd.	88,367	1,103
Wharf Real Estate Investment Co., Ltd.	189,075	972
		4,726
Ireland (0.8%)
Hibernia REIT PLC	554,595	750

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Japan (10.2%)
Activia Properties, Inc. REIT	76	311
Daiwa Securities Living Investments Corp. REIT	280	280
Frontier Real Estate Investment Corp. REIT	25	109
GLP J-REIT	528	867
Hoshino Resorts, Real Estate Investment Trust Inc.	53	349
Japan Metropolitan Fund Investment Corp. REIT	585	562
Japan Real Estate Investment Corp. REIT	148	888
Mitsubishi Estate Co., Ltd.	38,700	616
Mitsui Fudosan Co., Ltd. (c)	80,600	1,915
Nippon Building Fund, Inc. REIT	146	948
Nippon Prologis REIT Inc.	251	839
Nomura Real Estate Master Fund, Inc. REIT	305	439
Orix, Inc. J-REIT	262	456
Sumitomo Realty & Development Co., Ltd.	25,300	925
		9,504
Malta (0.0%) (d)
BGP Holdings PLC (e)	12,867,024	18

Netherlands (1.3%)
Eurocommercial Properties N.V. CVA REIT	31,700	677
NSI N.V. REIT	15,321	568
		1,245
Singapore (1.7%)
Frasers Logistics & Commercial Trust REIT	320,500	357
Keppel DC REIT	401,900	734
Mapletree Industrial Trust REIT	238,612	488
		1,579
Spain (1.3%)
Inmobiliaria Colonial Socimi SA REIT	35,644	346
Merlin Properties Socimi SA REIT	89,202	915
		1,261
Sweden (1.2%)
Atrium Ljungberg AB, Class B	2,216	46
Fabege AB (c)	36,922	557
Hufvudstaden AB, Class A	31,866	476
		1,079
Switzerland (0.4%)
PSP Swiss Property AG (Registered)	3,290	396

United Kingdom (4.6%)
British Land Co., PLC (The) REIT	149,068	989
Derwent London PLC REIT	4,452	206
Empiric Student Property PLC REIT (b)	244,914	292
Grainger PLC	86,210	354
Hammerson PLC REIT (c)	765,107	330
Helical PLC	29,998	179
Land Securities Group PLC REIT	115,600	1,077
Segro PLC REIT	35,284	567
Workspace Group PLC REIT	24,664	274
		4,268

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

United States (58.8%)
Agree Realty Corp. REIT	26,059	1,726
Alexandria Real Estate Equities, Inc. REIT	9,959	1,903
AvalonBay Communities, Inc. REIT	12,603	2,793
Boyd Gaming Corp. (b)	18,358	1,161
Brixmor Property Group, Inc. REIT	70,997	1,570
Caesars Entertainment, Inc. (b)	5,754	646
Empire State Realty Trust, Inc., Class A REIT	102,670	1,030
Equinix, Inc. REIT	5,459	4,313
Exeter Industrial Value Fund, LP (b)(e)(f)	1,860,000	129
Extra Space Storage, Inc. REIT	10,223	1,717
Healthcare Trust of America, Inc., Class A REIT	27,333	811
Healthpeak Properties, Inc. REIT	69,191	2,317
Invitation Homes, Inc. REIT	52,566	2,015
Kilroy Realty Corp. REIT	15,771	1,044
Kite Realty Group Trust REIT	36,279	739
Lamar Advertising Co., Class A REIT	6,715	762
Life Storage, Inc. REIT	13,978	1,604
Medical Properties Trust, Inc. REIT	51,543	1,034
NETSTREIT Corp. REIT	65,554	1,550
ProLogis, Inc. REIT	50,513	6,337
Public Storage REIT	13,562	4,029
Retail Properties of America, Inc., Class A REIT	57,795	744
RPT Realty REIT	73,293	935
SITE Centers Corp. REIT	75,087	1,159
Sun Communities, Inc. REIT	14,447	2,674
UDR, Inc. REIT	64,478	3,416
Ventas, Inc. REIT	31,349	1,731
VICI Properties, Inc. REIT	68,492	1,946
Welltower, Inc. REIT	38,489	3,172
		55,007
Total Common Stocks (Cost $70,695)		92,711

Short-Term Investments (1.6%)
Securities held as Collateral on Loaned Securities (0.8%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (g)	565,306	565

	Face Amount (000)
Repurchase Agreements (0.2%)
HSBC Securities USA, Inc. (0.05%, dated 9/30/21, due 10/1/21; proceeds $30; fully collateralized by U.S. Government obligations; 0.00% - 0.13% due 10/7/21-12/31/22; valued at $30)	$30	30
Merrill Lynch & Co., Inc. (0.05%, dated 9/30/21, due 10/1/21; proceeds $100; fully collateralized by a U.S. Government obligation; 0.38% due 4/15/24; valued at $102)	100	100
		130
Total Securities held as Collateral on Loaned Securities (Cost $695)		695

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

	Shares
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (g) (Cost $735)	735,450	735
Total Short-Term Investments (Cost $1,430)		1,430
Total Investments (100.7%) (Cost $72,125) Including $2,516 of Securities Loaned (h)(i)(j)		94,141
Liabilities in Excess of Other Assets (-0.7%)		(610)
Net Assets (100.0%)		$93,531

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2021, were approximately $2,516,000 and $2,676,000, respectively. The Fund received cash collateral of approximately $699,000, of which approximately $695,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2021, there was uninvested cash collateral of approximately $4,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $1,977,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	Amount is less than 0.05%.
(e)	At September 30, 2021, the Fund held fair valued securities valued at approximately $147,000, representing 0.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(f)	Restricted security valued at fair value and not registered under the Securities Act of 1933. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of $0. At September 30, 2021, this security had an aggregate market value of approximately $129,000, representing less than 0.1% of net assets.
(g)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2021, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.
(h)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the Fund did not engage in any cross-trade transactions.
(i)	The approximate fair value and percentage of net assets, $34,783,000 and 37.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(j)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $23,078,000 and the aggregate gross unrealized depreciation is approximately $1,062,000, resulting in net unrealized appreciation of approximately $22,016,000.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Diversified	21.7%
Residential	16.7
Retail	13.1
Industrial	11.9
Office	11.6
Health Care	9.7
Self Storage	8.4
Other**	6.9
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2021.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Sustain Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (97.8%)
Canada (3.5%)
Constellation Software, Inc.	1,949	$3,193

France (1.3%)
L'Oreal SA (BSRM)	2,814	1,164

Germany (10.0%)
Deutsche Boerse AG	6,546	1,062
Henkel AG & Co., KGaA (Preference)	36,732	3,398
SAP SE	33,937	4,589
		9,049
Hong Kong (1.6%)
AIA Group Ltd.	125,800	1,447

Taiwan (2.4%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	19,733	2,203

United Kingdom (8.6%)
Experian PLC	13,601	570
Prudential PLC	67,383	1,308
Reckitt Benckiser Group PLC	57,002	4,478
RELX PLC (LSE)	49,200	1,416
		7,772
United States (70.4%)
Abbott Laboratories	29,291	3,460
Accenture PLC, Class A	13,230	4,233
Alphabet, Inc., Class A (a)	1,158	3,096
Amphenol Corp., Class A	21,800	1,596
Automatic Data Processing, Inc.	15,070	3,013
Baxter International, Inc.	47,305	3,805
Becton Dickinson & Co.	15,484	3,806
Broadridge Financial Solutions, Inc.	1,303	217
Cerner Corp.	20,258	1,429
Coca-Cola Co. (The)	16,103	845
Danaher Corp.	11,998	3,653
Estee Lauder Cos., Inc. (The), Class A	2,989	896
Factset Research Systems, Inc.	950	375
Fidelity National Information Services, Inc.	12,493	1,520
Intercontinental Exchange, Inc.	21,876	2,512
Medtronic PLC	27,235	3,414
Microsoft Corp.	23,790	6,707
Moody's Corp.	1,559	554
NIKE, Inc., Class B	6,235	905
Procter & Gamble Co. (The)	22,121	3,093
Roper Technologies, Inc.	4,038	1,801
Stanley Black & Decker, Inc.	10,559	1,851
Texas Instruments, Inc.	7,594	1,460
Thermo Fisher Scientific, Inc.	6,130	3,502
Visa, Inc., Class A	21,450	4,778
Zoetis, Inc.	5,430	1,054
		63,575
Total Common Stocks (Cost $73,426)		88,403

Morgan Stanley Institutional Fund, Inc.

Global Sustain Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Short-Term Investment (2.7%)
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $2,404)	2,403,573	2,404
Total Investments (100.5%) (Cost $75,830) (c)(d)(e)		90,807
Liabilities in Excess of Other Assets (-0.5%)		(474)
Net Assets (100.0%)		$90,333

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2021, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.
(c)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the Fund did not engage in any cross-trade transactions.
(d)	The approximate fair value and percentage of net assets, $19,432,000 and 21.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(e)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $15,928,000 and the aggregate gross unrealized depreciation is approximately $951,000, resulting in net unrealized appreciation of approximately $14,977,000.

ADR	American Depositary Receipt.
LSE	London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	31.9%
Health Care Equipment & Supplies	20.0
Software	15.9
Information Technology Services	15.1
Household Products	12.1
Capital Markets	5.0
Total Investments	100.0%

* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (95.8%)
Biotechnology (2.2%)
Alnylam Pharmaceuticals, Inc. (a)	417,835	$78,892
Ginkgo Bioworks, Inc. (a)(b)	4,251,576	46,812
Moderna, Inc. (a)	733,735	282,385
		408,089
Entertainment (7.0%)
ROBLOX Corp., Class A (a)	8,709,707	658,018
Sea Ltd. ADR (Singapore) (a)	1,017,290	324,241
Spotify Technology SA (a)	1,307,604	294,656
		1,276,915
Health Care Equipment & Supplies (2.6%)
DexCom, Inc. (a)	347,706	190,146
Intuitive Surgical, Inc. (a)	290,484	288,785
		478,931
Health Care Providers & Services (1.0%)
Guardant Health, Inc. (a)	1,501,747	187,733

Health Care Technology (3.5%)
Agilon Health Topco, Inc. (a)(c)	6,618,800	170,009
Veeva Systems, Inc., Class A (a)	1,597,733	460,419
		630,428
Hotels, Restaurants & Leisure (1.8%)
Airbnb, Inc., Class A (a)	1,905,369	319,626

Information Technology Services (29.9%)
Adyen N.V. (Netherlands) (a)	110,799	309,723
Cloudflare, Inc., Class A (a)	7,963,198	897,054
Fastly, Inc., Class A (a)	1,776,664	71,848
MongoDB, Inc. (a)	532,731	251,188
Okta, Inc. (a)	786,117	186,577
Shopify, Inc., Class A (Canada) (a)	806,538	1,093,488
Snowflake, Inc., Class A (a)	3,575,811	1,081,433
Square, Inc., Class A (a)	3,991,714	957,373
Twilio, Inc., Class A (a)	1,879,887	599,778
		5,448,462
Interactive Media & Services (14.5%)
Pinterest, Inc., Class A (a)	6,702,135	341,474
Snap, Inc., Class A (a)	14,363,879	1,061,060
Twitter, Inc. (a)	14,284,459	862,638
Zillow Group, Inc., Class C (a)	4,398,822	387,712
		2,652,884
Internet & Direct Marketing Retail (6.0%)
DoorDash, Inc., Class A (a)	3,187,594	656,581
Wayfair, Inc., Class A (a)	1,721,357	439,824
		1,096,405

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Life Sciences Tools & Services (1.3%)
10X Genomics, Inc., Class A (a)	1,569,261	228,453

Metals & Mining (0.2%)
Royal Gold, Inc.	439,397	41,958

Pharmaceuticals (2.4%)
Royalty Pharma PLC, Class A	12,104,963	437,473

Semiconductors & Semiconductor Equipment (2.5%)
NVIDIA Corp.	2,197,217	455,175

Software (18.3%)
Bill.Com Holdings, Inc. (a)	1,766,198	471,486
Coupa Software, Inc. (a)	1,262,290	276,669
Crowdstrike Holdings, Inc., Class A (a)	743,501	182,738
Datadog, Inc., Class A (a)	3,609,770	510,241
DocuSign, Inc. (a)	1,168,649	300,845
Trade Desk, Inc. (The), Class A (a)	6,476,008	455,263
Unity Software, Inc. (a)	4,001,145	505,145
Zoom Video Communications, Inc., Class A (a)	2,442,578	638,734
		3,341,121
Specialty Retail (2.6%)
Carvana Co. (a)	1,548,328	466,883
Total Common Stocks (Cost $10,669,049)		17,470,536

Preferred Stocks (0.7%)
Electronic Equipment, Instruments & Components (0.0%) (e)
Magic Leap Series C (a)(b)(d) (acquisition cost — $18,812; acquired 12/22/15)	816,725	—
Software (0.7%)
Databricks, Inc. (a)(b)(d) (acquisition cost — $136,746; acquired 8/31/21)	620,296	136,746
Total Preferred Stocks (Cost $155,558)		136,746

Investment Company (0.7%)
Grayscale Bitcoin Trust (a) (Cost $157,195)	3,642,118	123,286

Short-Term Investment (3.0%)
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $538,307)	538,306,926	538,307

Total Investments Excluding Purchased Options (100.2%) (Cost $11,520,109)	18,268,875
Total Purchased Options Outstanding (0.1%) (Cost $86,378)	19,448
Total Investments (100.3%) (Cost $11,606,487) (g)(h)(i)	18,288,323
Other Assets in Excess of Liabilities (-0.3%)	(49,326)
Net Assets (100.0%)	$18,238,997

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

The Fund had the following Derivative Contract - PIPE open at September 30, 2021.

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Depreciation (000)	% of Net Assets
Reinvent Technology Partners Y	Aurora Innovation, Inc. (a)(b)(d)(j)(k)	$60,827,060	12/31/21	$(8,580)	(0.1)%

(a)	Non-income producing security.
(b)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contract (excluding 144A holdings) at September 30, 2021 amounts to approximately $174,978,000 and represents 1.0% of net assets.
(c)	Security has been deemed by the investment manager to be illiquid and is subject to restrictions on resale. At September 30, 2021, this security amounted to approximately $170,009,000, which represents 0.9% of net assets of the Fund.
(d)	At September 30, 2021, the Fund held fair valued securities and derivative contract valued at approximately $128,166,000, representing 0.7% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(e)	Amount is less than 0.005%.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2021, advisory fees paid were reduced by approximately $263,000 relating to the Fund's investment in the Liquidity Funds.
(g)	The approximate fair value and percentage of net assets, $309,723,000 and 1.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(h)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the Fund did not engage in any cross-trade transactions.
(i)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,221,256,000 and the aggregate gross unrealized depreciation is approximately $548,000,000, resulting in net unrealized appreciation of approximately $6,673,256,000.
(j)	Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 6,082,706 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Aurora Innovation, Inc., and Reinvent Technology Partners Y., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Reinvent Technology Partners Y, and Aurora Innovation, Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the Fund is no longer obligated to fulfill its commitment to Reinvent Technology Partners Y, and Aurora Innovation, Inc. The investment is restricted from resale until the settlement date.
(k)	Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

ADR	American Depositary Receipt.
PIPE	Private Investment in Public Equity.
SPAC	Special Purpose Acquisition Company.

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2021:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.45	Jan - 22	3,240,675,472	3,240,675	$279	$17,298	$(17,019)
BNP Paribas	USD/CNH	CNH	7.64	Nov - 21	2,625,404,928	2,625,405	5	14,258	(14,253)
Goldman Sachs International	USD/CNH	CNH	7.57	Mar - 22	3,297,576,823	3,297,577	1,273	16,379	(15,106)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.28	Jul - 22	4,097,984,739	4,097,985	10,384	19,092	(8,708)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug - 22	1,916,631,520	1,916,632	4,947	13,018	(8,071)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul - 22	1,193,724,935	1,193,725	2,560	6,333	(3,773)
							$19,448	$86,378	$(66,930)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Information Technology Services	29.8%
Other*	23.7
Software	19.0
Interactive Media & Services	14.5
Entertainment	7.0
Internet & Direct Marketing Retail	6.0
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include an open PIPE contract with unrealized depreciation of approximately $8,580,000.

Morgan Stanley Institutional Fund, Inc.

Inception Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (94.2%)
Beverages (1.3%)
Celsius Holdings, Inc. (a)	271,481	$24,458

Biotechnology (6.6%)
4D Molecular Therapeutics, Inc. (a)	245,986	6,634
Abcam PLC ADR (United Kingdom) (a)	579,775	11,752
Allogene Therapeutics, Inc. (a)	223,678	5,749
Beam Therapeutics, Inc. (a)	191,732	16,683
C4 Therapeutics, Inc. (a)	153,877	6,875
Century Therapeutics, Inc. (a)	222,373	5,595
Editas Medicine, Inc. (a)	109,261	4,488
Fate Therapeutics, Inc. (a)	64,127	3,801
Graphite Bio, Inc. (a)	267,369	4,382
Intellia Therapeutics, Inc. (a)	197,120	26,444
Lyell Immunopharma, Inc. (a)	338,929	5,016
MaxCyte, Inc. (a)	852,876	10,414
Passage Bio, Inc. (a)	435,666	4,339
Relay Therapeutics, Inc. (a)	155,755	4,911
Sana Biotechnology, Inc. (a)	411,956	9,277
		126,360
Chemicals (0.4%)
Zymergen, Inc. (a)(b)	615,931	8,112

Diversified Consumer Services (2.7%)
Duolingo, Inc. (a)	204,706	34,055
Nerdy, Inc. (a)(b)	1,875,553	18,737
		52,792
Diversified Holding Companies (4.1%)
ABG Acquisition Corp. I, Class A SPAC (a)	483,700	4,711
Big Sky Growth Partners, Inc. (Units) SPAC (a)(c)	1,123,779	11,216
BowX Acquisition Corp., Class A SPAC (a)(b)	988,623	9,886
Digital Transformation Opportunities Corp. (Units) SPAC (a)(c)	187,007	1,833
Dynamics Special Purpose Corp., Class A SPAC (a)	1,942,567	19,309
Meli Kaszek Pioneer Corp.	786,180	8,687
Ribbit LEAP Ltd. (Units) SPAC (a)(c)	604,475	6,323
TCV Acquisition Corp., Class A SPAC (a)	638,471	6,257
USHG Acquisition Corp. (Units) SPAC (a)(c)	1,119,292	11,149
		79,371
Diversified Telecommunication Services (2.8%)
Anterix, Inc. (a)	891,530	54,116

Entertainment (1.4%)
Skillz, Inc. (a)(b)	2,764,268	27,145

Food Products (1.0%)
UTZ Brands, Inc.	1,074,548	18,407

Health Care Equipment & Supplies (5.3%)
Angle PLC (United Kingdom) (a)	9,825,941	17,783
Figs, Inc., Class A (a)(b)	828,888	30,785

Morgan Stanley Institutional Fund, Inc.

Inception Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Outset Medical, Inc. (a)	219,861	10,870
Penumbra, Inc. (a)	39,764	10,597
Quotient Ltd. (a)	2,242,839	5,248
Sema4 Holdings Corp. (a)(d)	1,079,306	7,618
Warby Parker, Inc., Class A (a)	357,281	18,954
		101,855
Health Care Providers & Services (6.8%)
23ANDME, Inc. (a)(d)	532,622	4,488
Agilon health, Inc. (a)	823,991	21,597
Alignment Healthcare, Inc. (a)	577,231	9,224
Covetrus, Inc. (a)	2,640,014	47,890
Guardant Health, Inc. (a)	171,120	21,392
HealthEquity, Inc. (a)	162,084	10,496
Privia Health Group, Inc. (a)	358,389	8,444
Signify Health, Inc., Class A (a)(b)	386,002	6,898
Talkspace, Inc. (a)(d)	469,229	1,618
		132,047
Health Care Technology (5.4%)
Doximity, Inc., Class A (a)	662,776	53,486
Inspire Medical Systems, Inc. (a)	139,946	32,590
Schrodinger, Inc. (a)	129,295	7,070
Sema4 Holdings Corp. (a)(b)	1,335,805	10,139
		103,285
Hotels, Restaurants & Leisure (1.0%)
Membership Collective Group, Inc., Class A (a)(b)	1,544,151	19,209

Household Durables (5.3%)
Cricut, Inc., Class A (a)(b)	1,760,376	48,551
Victoria PLC (United Kingdom) (a)	4,258,985	52,957
		101,508
Information Technology Services (3.5%)
Fastly, Inc., Class A (a)	1,680,200	67,947

Insurance (0.5%)
Oscar Health, Inc., Class A (a)	595,834	10,362

Interactive Media & Services (2.2%)
Vimeo, Inc. (a)	1,418,195	41,652

Internet & Direct Marketing Retail (8.6%)
Global-e Online Ltd. (Israel) (a)	275,882	19,808
Original BARK Co. (The) (a)(b)	2,535,234	17,392
Overstock.com, Inc. (a)	949,530	73,987
Stitch Fix, Inc., Class A (a)	1,372,742	54,841
		166,028
Life Sciences Tools & Services (5.8%)
AbCellera Biologics, Inc. (Canada) (a)(b)	353,694	7,088
NanoString Technologies, Inc. (a)	943,463	45,296
Olink Holding AB ADR (Sweden) (a)	354,291	8,591
Seer, Inc. (a)	535,377	18,487
SomaLogic, Inc. (a)(b)	305,714	3,788

Morgan Stanley Institutional Fund, Inc.

Inception Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

SomaLogic, Inc. (a)(d)	635,501	7,480
Stevanato Group SpA (Italy) (a)	845,481	21,399
		112,129
Machinery (0.9%)
Desktop Metal, Inc., Class A (a)	2,536,412	18,186

Media (1.0%)
Cardlytics, Inc. (a)	236,254	19,831

Metals & Mining (0.8%)
MP Materials Corp. (a)	315,727	10,176
Royal Gold, Inc.	47,702	4,555
		14,731
Pharmaceuticals (0.8%)
ATAI Life Sciences N.V. (a)(b)	654,137	9,675
GH Research PLC (a)(b)	285,111	6,289
		15,964
Professional Services (1.1%)
Upwork, Inc. (a)	464,467	20,915

Real Estate Management & Development (4.5%)
Redfin Corp. (a)	1,723,857	86,365

Software (15.1%)
Appian Corp. (a)	710,340	65,713
C3.ai, Inc., Class A (a)	401,027	18,584
Cipher Mining Technologies, Inc. (a)(d)	927,440	8,487
Clear Secure, Inc., Class A (a)(b)	596,362	24,481
JFrog Ltd. (a)	551,156	18,464
Latch, Inc. (a)(b)	2,296,570	25,882
Matterport, Inc. (a)(b)	2,384,880	45,098
MicroStrategy, Inc., Class A (a)	14,862	8,596
Monday.com Ltd. (Israel) (a)	84,165	27,455
Olo, Inc., Class A (a)	1,591,314	47,787
		290,547
Specialty Retail (4.3%)
Party City Holdco, Inc. (a)	5,154,580	36,598
Vroom, Inc. (a)	2,060,555	45,476
		82,074
Textiles, Apparel & Luxury Goods (0.7%)
On Holding AG, Class A (Switzerland) (a)	424,751	12,798

Trading Companies & Distributors (0.3%)
EVI Industries, Inc. (a)	238,195	6,479
Total Common Stocks (Cost $1,901,710)		1,814,673

Preferred Stocks (0.8%)
Health Care Technology (0.4%)
Grand Rounds, Inc. Series B (d)(e) (acquisition cost - $3,362; acquired 7/3/14)	3,269,139	8,009

Morgan Stanley Institutional Fund, Inc.

Inception Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Internet & Direct Marketing Retail (0.1%)
Overstock.com, Inc. Series A-1	14,625	1,049

Software (0.3%)
Lookout, Inc. Series F (d)(e) (acquisition cost - $13,476; acquired 6/17/14)	1,179,743	5,380
Total Preferred Stocks (Cost $16,933)		14,438

Investment Companies (2.0%)
Grayscale Bitcoin Trust (a)	403,280	13,651
Hipgnosis Songs Fund Ltd.	14,932,747	24,519
Total Investment Companies (Cost $42,140)		38,170

	No. of Warrants
Warrants (0.0%) (f)
Internet & Direct Marketing Retail (0.0%) (f)
Original BARK Co. (The) expires 5/1/26 (a) (Cost $1,100)	209,825	357

Life Sciences Tools & Services (0.0%) (f)
SomaLogic, Inc. expires 8/31/26 (a) (Cost $203)	101,904	351
Total Warrants (Cost $1,303)		708

Short-Term Investments (14.5%)
Securities held as Collateral on Loaned Securities (9.8%)

	Shares
Investment Company (8.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $152,921)	152,920,609	152,921

	Face Amount (000)
Repurchase Agreements (1.8%)
HSBC Securities USA, Inc., (0.05%, dated 9/30/21, due 10/1/21; proceeds $7,992; fully collateralized by a U.S. Government obligation; 0.00%-0.13% due 10/7/21-12/31/22; valued at $8,152)	$7,992	7,992
Merrill Lynch & Co., Inc., (0.05%, dated 9/30/21, due 10/1/21; proceeds $27,174; fully collateralized by a U.S. Government obligation; 0.38% due 4/15/24; valued at $27,718)	27,174	27,174
		35,166
Total Securities held as Collateral on Loaned Securities (Cost $188,087)		188,087

	Shares
Investment Company (4.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $91,453)	91,452,989	91,453
Total Short-Term Investments (Cost $279,540)		279,540
Total Investments Excluding Purchased Options (111.5%) (Cost $2,241,626)		2,147,529
Total Purchased Options Outstanding (0.1%) (Cost $7,476)		2,167
Total Investments (111.6%) (Cost $2,249,102) Including $208,708 of Securities Loaned (h)(i)(j)(k)		2,149,696
Liabilities in Excess of Other Assets (–11.6%)		(222,752)
Net Assets (100.0%)		$1,926,944

Morgan Stanley Institutional Fund, Inc.

Inception Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

The Fund had the following Derivative Contract –  PIPE open at September 30, 2021:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Depreciation (000)	% of Net Assets
Athena Technology Acquisition Corp.	Heliogen, Inc. (a)(d)(e)(l)(m)	$9,845,070	12/31/21	$(1,148)	(0.06)%

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2021, were approximately $208,708,000 and $222,217,000, respectively. The Fund received cash collateral of approximately $189,030,000, of which approximately $188,087,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2021, there was uninvested cash collateral of approximately $943,000, which is not reflected in the Consolidated Portfolio of Investments. The remaining collateral of approximately $33,187,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(d)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contract (excluding 144A holdings) at September 30, 2021 amounts to approximately $41,932,000 and represents 2.2% of net assets.
(e)	At September 30, 2021, the Fund held fair valued securities and derivative contract valued at approximately $12,241,000, representing 0.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(f)	Value is less than 0.05%.
(g)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2021, advisory fees paid were reduced by approximately $77,000 relating to the Fund's investment in the Liquidity Funds.
(h)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the Fund did not engage in any cross-trade transactions.
(i)	The approximate fair value and percentage of net assets, $95,259,000 and 4.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.
(j)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(k)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $233,006,000 and the aggregate gross unrealized depreciation is approximately $332,412,000, resulting in net unrealized depreciation of approximately $99,406,000.

Morgan Stanley Institutional Fund, Inc.

Inception Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

(l)

Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 984,507 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Heliogen, Inc., and Athena Technology Acquisition Corp., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Athena Technology Acquisition Corp., and Heliogen, Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the Fund is no longer obligated to fulfill its commitment to Athena Technology Acquisition Corp., and Heliogen, Inc. The investment is restricted from resale until the settlement date.

(m)

Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

ADR	American Depositary Receipt.
PIPE	Private Investment in Public Equity.
SPAC	Special Purpose Acquisition Company.

Morgan Stanley Institutional Fund, Inc.

Inception Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2021:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.45	Jan-22	163,712,492	163,712	$14	$874	$(860)
BNP Paribas	USD/CNH	CNH	7.64	Nov-21	88,360,621	88,361	–@	480	(480)
Goldman Sachs International	USD/CNH	CNH	7.57	Mar-22	365,598,034	365,598	141	1,816	(1,675)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.28	Jul-22	468,635,786	468,636	1,188	2,184	(996)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug-22	208,653,359	208,653	539	1,417	(878)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul-22	132,899,103	132,899	285	705	(420)
							$2,167	$7,476	$(5,309)

@ Value is less than $500.
CNH —	Chinese Yuan Renminbi Offshore
USD —	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	41.3%
Software	15.1
Internet & Direct Marketing Retail	8.5
Health Care Providers & Services	6.7
Biotechnology	6.5
Life Sciences Tools & Services	5.8
Health Care Technology	5.7
Health Care Equipment & Supplies	5.2
Household Durables	5.2
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2021.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include an open PIPE contract with unrealized depreciation of approximately $1,148,000.

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (93.9%)
Australia (3.5%)
Brookfield Infrastructure Partners LP	3,642,532	$204,383

Canada (8.6%)
Brookfield Asset Management, Inc., Class A	4,273,207	228,659
Canada Goose Holdings, Inc. (a)(b)	4,789,656	170,847
Shopify, Inc., Class A (a)	79,121	107,271
		506,777
China (2.9%)
Foshan Haitian Flavouring & Food Co., Ltd., Class A	10,140,366	171,946

Denmark (9.8%)
Chr Hansen Holding A/S	1,402,499	114,349
DSV Panalpina A/S	1,930,802	462,164
		576,513
France (9.7%)
Dassault Systemes SE	2,126,898	111,929
Hermes International	246,613	340,260
Pernod Ricard SA	536,969	118,382
		570,571
Germany (5.3%)
Adidas AG	293,060	92,096
HelloFresh SE (a)	1,229,794	113,347
Puma SE	947,584	105,338
		310,781
Hong Kong (2.6%)
AIA Group Ltd.	13,457,900	154,825

India (6.6%)
HDFC Bank Ltd.	14,010,879	299,528
Kotak Mahindra Bank Ltd.	3,340,673	89,906
		389,434
Italy (6.5%)
Davide Campari-Milano N.V.	9,921,776	139,373
Moncler SpA	3,941,919	240,420
		379,793
Japan (7.1%)
Change, Inc. (a)(c)	1,221,000	25,324
Keyence Corp.	450,600	268,950
Pigeon Corp.	5,201,500	120,923
		415,197
Netherlands (8.5%)
Adyen N.V. (a)	59,039	165,036
ASML Holding N.V. (Registered)	448,351	334,944
		499,980
Sweden (3.7%)
Evolution AB	875,844	132,637

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Vitrolife AB	1,642,021	86,419
		219,056
Switzerland (6.4%)
Chocoladefabriken Lindt & Spruengli AG (Registered)	906	106,656
Kuehne & Nagel International AG (Registered)	369,165	126,033
Straumann Holding AG (Registered)	80,472	144,324
		377,013
Taiwan (3.9%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,044,893	228,312

United Kingdom (4.2%)
Diageo PLC	1,913,650	92,649
Rightmove PLC	16,506,044	151,645
		244,294
United States (4.6%)
Brookfield Asset Management Reinsurance Partners Ltd., Class A (a)	27,496	1,528
EPAM Systems, Inc. (a)	466,664	266,222
		267,750
Total Common Stocks (Cost $3,791,864)		5,516,625

Investment Company (0.6%)
Grayscale Bitcoin Trust (a) (Cost $45,760)	1,059,728	35,872

Short-Term Investment (5.5%)
Investment Company (5.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $321,362)	321,362,195	321,362
Total Investments Excluding Purchased Options (100.00%) (Cost $4,158,986)		5,873,859
Total Purchased Options Outstanding (0.0%) (i) (Cost $5,869)		2,276
Total Investments (100.0%) (Cost $4,164,855) Including $4,834 of Securities Loaned (e)(f)(g)(h)		5,876,135
Liabilities in Excess of Other Assets (0.0%) (i)		(1,566)
Net Assets (100.0%)		$5,874,569

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

The Fund had the following Derivative Contract -  PIPE open at September 30, 2021:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Depreciation (000)	% of Net Assets
Altimeter Growth Corp.	Grab Holdings Inc. (a)(j)(k)(l)(m)	$40,096,310	12/31/21	$(3,216)	(0.1)%

(a)	Non-income producing security.

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

(b)	For the nine months ended September 30, 2021, the cost of purchase and proceeds from sale of Canada Goose Holdings, Inc., Common Stock, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, were approximately $11,432,000 and $14,451,000, respectively, including net realized gain of approximately $300,000.
(c)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2021, were approximately $4,834,000 and $4,760,000, respectively. The Fund received non-cash collateral of approximately $4,760,000, in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge, and accordingly are not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2021, advisory fees paid were reduced by approximately $97,000 relating to the Fund's investment in the Liquidity Funds.
(e)	The approximate fair value and percentage of net assets, $4,309,403,000 and 73.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.
(f)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the Fund did not engage in any cross-trade transactions.
(g)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,875,916,000 and the aggregate gross unrealized depreciation is approximately $167,852,000, resulting in net unrealized appreciation of approximately $1,708,064,000.
(h)	Securities are available as collateral in connection with securities purchased on a forward commitment basis.
(i)	Amount is less than 0.05%.
(j)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and elated rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted derivative contract (excluding 144A holdings) at September 30, 2021 amounts to approximately ($3,216,000) and represents (0.1)% of net assets.
(k)

Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 4,009,631 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Grab Holdings Inc., and Altimeter Growth Corp., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Altimeter Growth Corp., and Grab Holdings Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the Fund is no longer obligated to fulfill its commitment to Altimeter Growth Corp., and Grab Holdings Inc. The investment is restricted from resale until the settlement date.

(l)	Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.
(m)	At September 30, 2021, the Fund held a fair valued derivative contract at approximately ($3,216,000), representing (0.1)% of net assets. This security have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.

ADR	American Depositary Receipt.
PIPE	Private Investment in Public Equity.
SPAC	Special Purpose Acquisition Company.

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2021:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul - 22	358,023,641	358,024	$768	$1,899	$(1,131)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug - 22	584,432,525	584,433	1,508	3,970	(2,462)
							$2,276	$5,869	$(3,593)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	38.7%
Textiles, Apparel & Luxury Goods	16.1
Information Technology Services	9.6
Semiconductors & Semiconductor Equipment	9.6
Air Freight & Logistics	7.9
Banks	6.6
Beverages	6.0
Short-Term Investments	5.5
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2021.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include an open PIPE contract with unrealized depreciation of approximately $3,216,000.

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (97.8%)
Australia (0.8%)
Aristocrat Leisure Ltd.	509,634	$16,949

Canada (6.0%)
Barrick Gold Corp.	2,738,300	49,443
Cameco Corp.	529,544	11,506
Constellation Software, Inc.	40,858	66,936
		127,885
China (3.4%)
Minth Group Ltd. (a)	3,720,000	12,727
Tencent Holdings Ltd. (a)	991,700	59,203
		71,930
Finland (1.1%)
Neste Oyj	407,851	23,008

France (13.7%)
AXA SA	1,226,116	33,980
L'Oreal SA (BSRM)	24,699	10,220
Legrand SA	109,292	11,711
LVMH Moet Hennessy Louis Vuitton SE	62,595	44,834
Pernod Ricard SA	246,049	54,245
Safran SA	335,587	42,445
Sanofi	616,418	59,339
Thales SA	347,747	33,716
		290,490
Germany (18.4%)
Adidas AG	90,827	28,543
Bayer AG (Registered)	562,365	30,523
Deutsche Boerse AG	235,854	38,271
Deutsche Post AG (Registered)	818,342	51,318
Fresenius SE & Co., KGaA	1,170,704	56,036
Henkel AG & Co., KGaA (Preference)	727,429	67,293
Infineon Technologies AG	386,596	15,811
Knorr-Bremse AG	185,393	19,836
QIAGEN N.V. (b)	241,294	12,481
SAP SE	524,275	70,897
		391,009
Hong Kong (2.5%)
AIA Group Ltd.	4,612,400	53,063

Italy (2.1%)
Moncler SpA	720,157	43,923

Japan (8.1%)
FANUC Corp.	110,900	24,316
Hoya Corp.	174,700	27,256
Keyence Corp.	49,100	29,306
Kirin Holdings Co., Ltd.	2,306,300	42,805
Shiseido Co., Ltd.	445,500	29,942
Sumitomo Mitsui Financial Group, Inc.	550,951	19,382
		173,007

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Korea, Republic of (2.0%)
LG Household & Health Care Ltd.	10,419	11,746
Samsung Electronics Co., Ltd.	506,589	31,406
		43,152
Netherlands (2.1%)
Heineken N.V.	426,730	44,540

Norway (1.1%)
Mowi ASA	957,730	24,300

Singapore (3.1%)
DBS Group Holdings Ltd.	1,552,700	34,406
United Overseas Bank Ltd.	1,626,000	30,760
		65,166
Spain (1.4%)
Grifols SA	1,202,796	29,342

Sweden (3.0%)
Epiroc AB, Class A	894,778	18,550
Hexagon AB, Class B	1,568,472	24,261
Svenska Handelsbanken AB, Class A	1,970,264	22,066
		64,877
Switzerland (5.1%)
Alcon, Inc.	132,180	10,703
Novartis AG (Registered)	620,598	50,889
Roche Holding AG (Genusschein)	126,494	46,166
		107,758
Taiwan (2.3%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	445,214	49,708

United Kingdom (21.5%)
Anglo American PLC	422,610	14,812
Associated British Foods PLC	1,692,358	42,127
AstraZeneca PLC	231,760	27,931
British American Tobacco PLC	1,423,477	49,757
Experian PLC	472,571	19,796
GlaxoSmithKline PLC	1,042,105	19,668
Imperial Brands PLC	1,712,023	35,810
Legal & General Group PLC	8,340,497	31,336
M&G PLC	4,323,308	11,812
Man Group PLC	3,462,102	9,497
Prudential PLC	2,932,748	56,911
Reckitt Benckiser Group PLC	882,076	69,296
RELX PLC (Euronext N.V.)	1,303,453	37,732
RELX PLC (LSE)	1,088,513	31,334
		457,819
United States (0.1%)
Jackson Financial, Inc., Class A (b)	73,318	1,906
Total Common Stocks (Cost $1,468,390)		2,079,832

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Short-Term Investment (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $40,883)	40,883,440	40,883
Total Investments (99.7%) (Cost $1,509,273) (d)(e)(f)		2,120,715
Other Assets in Excess of Liabilities (0.3%)		7,321
Net Assets (100.0%)		$2,128,036

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2021, advisory fees paid were reduced by approximately $13,000 relating to the Fund's investment in the Liquidity Funds.
(d)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the Fund did not engage in any cross-trade transactions.
(e)	The approximate fair value and percentage of net assets, $1,900,333,000 and 89.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(f)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $677,375,000 and the aggregate gross unrealized depreciation is approximately $65,933,000, resulting in net unrealized appreciation of approximately $611,442,000.

ADR	American Depositary Receipt.
Euronext N.V.	Euronext Amsterdam Stock Market.
LSE	London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	50.5%
Pharmaceuticals	11.1
Insurance	8.3
Beverages	6.7
Software	6.5
Household Products	6.4
Textiles, Apparel & Luxury Goods	5.5
Banks	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (97.0%)
Argentina (1.1%)
Globant SA (a)	180,717	$50,783

Brazil (1.2%)
Magazine Luiza SA	21,005,281	55,312

Canada (8.3%)
Canada Goose Holdings, Inc. (a)(b)	3,235,530	115,411
Shopify, Inc., Class A (a)	191,576	259,735
		375,146
China (13.2%)
Foshan Haitian Flavouring & Food Co., Ltd., Class A	6,118,217	103,744
HUYA, Inc. ADR (a)	4,118,725	34,350
Kuaishou Technology (a)(c)(d)	4,774,100	50,952
Meituan, Class B (a)(c)	5,785,300	184,675
New Frontier Health Corp. SPAC (a)	1,583,308	17,781
Shenzhou International Group Holdings Ltd. (c)	2,010,900	42,678
Tencent Holdings Ltd. (c)	1,086,900	64,887
Trip.com Group Ltd. ADR (a)	3,157,602	97,096
		596,163
Denmark (6.3%)
DSV Panalpina A/S	1,180,695	282,616

France (3.9%)
Hermes International	126,644	174,735

Germany (8.2%)
Adidas AG	184,073	57,846
HelloFresh SE (a)	2,503,702	230,759
Puma SE	745,707	82,897
		371,502
India (9.5%)
HDFC Bank Ltd.	11,057,270	236,385
ICICI Bank Ltd. ADR	7,190,076	135,677
Kotak Mahindra Bank Ltd.	2,077,253	55,904
		427,966
Italy (4.3%)
Moncler SpA	3,157,211	192,560

Japan (4.1%)
Change, Inc. (a)(d)	980,000	20,326
Keyence Corp.	239,700	143,070
Pigeon Corp.	1,025,700	23,845
		187,241
Korea, Republic of (3.5%)
KakaoBank Corp. (a)(d)	668,346	38,610
NAVER Corp.	366,428	118,894
		157,504

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Netherlands (5.8%)
Adyen N.V. (a)	44,984	125,747
ASML Holding N.V. (Registered)	184,839	138,085
		263,832
Norway (0.8%)
Kahoot! ASA (a)	4,862,780	34,801

Sweden (6.0%)
Evolution AB	1,229,771	186,236
Vitrolife AB	1,571,477	82,706
		268,942
Taiwan (2.0%)
Taiwan Semiconductor Manufacturing Co., Ltd.	4,355,000	90,071

United Kingdom (2.4%)
Deliveroo PLC (a)(d)	18,084,779	69,971
Fevertree Drinks PLC	1,187,637	37,261
		107,232
United States (16.4%)
Coupang, Inc. (a)	5,735,874	159,744
EPAM Systems, Inc. (a)	326,151	186,063
Farfetch Ltd., Class A (a)	2,717,208	101,841
MercadoLibre, Inc. (a)	69,216	116,241
Spotify Technology SA (a)	777,275	175,151
		739,040
Total Common Stocks (Cost $3,071,567)		4,375,446

Investment Company (0.7%)
United States (0.7%)
Grayscale Bitcoin Trust (a) (Cost $39,637)	896,270	30,339

Short-Term Investments (4.1%)
Securities held as Collateral on Loaned Securities (1.2%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)	45,731,212	45,731

	Face Amount (000)
Repurchase Agreements (0.2%)
HSBC Securities USA, Inc., (0.05%, dated 9/30/21, due 10/1/21; proceeds $2,390; fully collateralized by U.S. Government obligations; 0.00% - 0.13% due 10/7/21-12/31/22; valued at $2,438)	$2,390	2,390
Merrill Lynch & Co., Inc., (0.05%, dated 9/30/21, due 10/1/21; proceeds $8,127; fully collateralized by a U.S. Government obligation; 0.38% due 4/15/24; valued at $8,289)	8,127	8,127
		10,517
Total Securities held as Collateral on Loaned Securities (Cost $56,248)		56,248

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

	Shares
Investment Company (2.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $130,910)	130,910,476	130,910
Total Short-Term Investments (Cost $187,158)		187,158
Total Investments Excluding Purchased Options (101.8%) (Cost $3,298,362)		4,592,943
Total Purchased Options Outstanding (0.1%) (Cost $9,661)		3,749
Total Investments (101.9%) (Cost $3,308,023) Including $108,322 of Securities Loaned (f)(g)(h)(i)		4,596,692
Liabilities in Excess of Other Assets (-1.9%)		(86,878)
Net Assets (100.0%)		$4,509,814

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

The Fund had the following Derivative Contract - PIPE open at September 30, 2021.

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Depreciation (000)	% of Net Assets
Altimeter Growth Corp	Grab Holdings, Inc.(a)(j)(k)(l)(m)	$38,189,810	12/31/21	$(3,063)	(0.1)%

(a)	Non-income producing security.
(b)	For the nine months ended September 30, 2021, the cost of purchase and proceeds from sale of Canada Goose Holdings, Inc., Common Stock, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, were approximately $7,371,000 and $78,755,000, respectively, including net realized gain of approximately $18,516,000.
(c)	Security trades on the Hong Kong exchange.
(d)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2021, were approximately $108,322,000 and $114,408,000, respectively. The Fund received cash collateral of approximately $56,530,000, of which approximately $56,248,000 was subsequently invested in a Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. At September 30, 2021, there was uninvested cash collateral of approximately $282,000, which is not reflected in the Consolidated Portfolio of Investments. The remaining collateral of approximately $57,878,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2021, advisory fees paid were reduced by approximately $84,000 relating to the Fund's investment in the Liquidity Funds.
(f)	The approximate fair value and percentage of net assets, $2,831,651,000 and 62.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the Fund did not engage in any cross-trade transactions.
(h)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

(i)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,503,622,000 and the aggregate gross unrealized depreciation is approximately $218,016,000, resulting in net unrealized appreciation of approximately $1,285,606,000.
(j)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted derivative contract (excluding 144A holdings) at September 30, 2021 amounts to approximately $(3,063,000) and represents (0.1)% of net assets.
(k)	At September 30, 2021, the Fund held a fair valued derivative contract valued at approximately $(3,063,000), representing (0.1)% of net assets. This holding has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s (as defined herein) Directors.
(l)

Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 3,818,981 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between Grab Holdings Inc., and Altimeter Growth Corp., a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transactions will require the approval of the shareholders of both Altimeter Growth Corp., and Grab Holdings Inc., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to Altimeter Growth Corp., and Grab Holdings Inc. The investment is restricted from resale until the settlement date.

(m)	Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

ADR	American Depositary Receipt.
PIPE	Private Investment in Public Equity.
SPAC	Special Purpose Acquisition Company.

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2021:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug - 22	952,422,356	952,422	$2,458	$6,469	$(4,011)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul - 22	601,605,554	601,606	1,291	3,192	(1,901)
							$3,749	$9,661	$(5,912)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Internet & Direct Marketing Retail	19.0%
Textiles, Apparel & Luxury Goods	14.7
Information Technology Services	14.2
Other**	13.8
Banks	10.3
Hotels, Restaurants & Leisure	6.2
Air Freight & Logistics	6.2
Entertainment	5.4
Interactive Media & Services	5.2
Semiconductors & Semiconductor Equipment	5.0
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2021.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include an open PIPE contract with unrealized depreciation of approximately $3,063,000.

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Real Return Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (32.4%)
Australia (1.2%)
Evolution Mining Ltd.	19,669	$50
Gold Road Resources Ltd.	10,140	9
Newcrest Mining Ltd.	8,658	143
Northern Star Resources Ltd.	13,529	83
Perseus Mining Ltd. (a)	14,118	14
Ramelius Resources Ltd.	9,370	9
Regis Resources Ltd.	8,680	12
Resolute Mining Ltd. (a)	12,707	4
Silver Lake Resources Ltd. (a)	10,148	10
St. Barbara Ltd.	8,262	8
Westgold Resources Ltd.	4,879	6
		348
Canada (5.7%)
Agnico-Eagle Mines Ltd.	2,425	126
Alamos Gold, Inc., Class A	4,643	33
Argonaut Gold, Inc. (a)	3,603	8
B2Gold Corp.	12,348	42
Bank of Montreal	5	—	@
Barrick Gold Corp.	18,498	334
Centerra Gold, Inc.	3,510	24
Dundee Precious Metals, Inc.	2,127	13
Eldorado Gold Corp. (a)	2,147	17
Endeavour Mining PLC	2,962	67
Endeavour Silver Corp. (a)	1,955	8
Equinox Gold Corp. (a)	3,498	23
First Majestic Silver Corp.	2,937	33
Fortuna Silver Mines, Inc. (a)	2,196	9
Franco-Nevada Corp.	1,966	255
GoGold Resources, Inc. (a)	3,242	7
IAMGOLD Corp. (a)(b)	5,667	13
K92 Mining, Inc. (a)	2,476	12
Kinross Gold Corp.	14,806	79
Kirkland Lake Gold Ltd.	3,102	129
Manulife Financial Corp.	41	1
New Gold, Inc. (a)	8,366	9
OceanaGold Corp. (a)	8,241	13
Osisko Gold Royalties Ltd.	1,973	22
Pan American Silver Corp.	2,446	57
Pretium Resources, Inc. (a)	2,209	21
Sandstorm Gold Ltd. (a)	2,284	13
Silvercorp Metals, Inc.	2,064	8
SSR Mining, Inc.	2,591	38
Torex Gold Resources, Inc. (a)	1,011	10
Victoria Gold Corp. (a)	717	9
Wesdome Gold Mines Ltd. (a)	1,619	13
Wheaton Precious Metals Corp.	4,660	175
Yamana Gold, Inc.	11,501	46
		1,667
China (0.3%)
Zhaojin Mining Industry Co., Ltd. H Shares (c)	30,000	21
Zijin Mining Group Co., Ltd. H Shares (c)	65,900	80
		101

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Real Return Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Peru (0.1%)
Cia de Minas Buenaventura SAA ADR (a)	3,000	20

South Africa (0.7%)
AngloGold Ashanti Ltd. ADR	4,900	78
DRDGOLD Ltd. ADR	1,000	8
Gold Fields Ltd. ADR	10,600	86
Harmony Gold Mining Co., Ltd. ADR	7,200	23
		195
United Kingdom (0.1%)
Anglo American PLC	2	—	@
Centamin PLC	13,308	17
Rio Tinto PLC	51	4
Royal Dutch Shell PLC, Class B	44	1
		22
United States (24.3%)
Acadia Realty Trust REIT	75	2
Agree Realty Corp. REIT	55	4
Air Products & Chemicals, Inc.	471	121
Albemarle Corp.	244	53
Alexander & Baldwin, Inc. REIT	63	1
Alexander's, Inc. REIT	2	1
Alexandria Real Estate Equities, Inc. REIT	113	22
Amcor PLC	3,290	38
American Assets Trust, Inc. REIT	45	2
American Campus Communities, Inc. REIT	120	6
American Finance Trust, Inc. REIT	95	1
American Homes 4 Rent, Class A REIT	248	9
Americold Realty Trust REIT	209	6
Apartment Income Corp. REIT	130	6
Apartment Investment and Management Co., Class A REIT	130	1
Apple Hospitality, Inc. REIT	185	3
Armada Hoffler Properties, Inc. REIT	52	1
AvalonBay Communities, Inc. REIT	122	27
Avery Dennison Corp.	175	36
Baker Hughes Co.	2,268	56
Ball Corp.	689	62
Boston Properties, Inc. REIT	129	14
Brandywine Realty Trust REIT	149	2
Brixmor Property Group, Inc. REIT	259	6
Broadstone Net Lease, Inc. REIT	127	3
Camden Property Trust REIT	85	13
CareTrust REIT, Inc. REIT	84	2
Cavco Industries, Inc. (a)	29	7
Celanese Corp.	238	36
Centerspace REIT	11	1
Century Communities, Inc.	98	6
CF Industries Holdings, Inc.	452	25
Chatham Lodging Trust REIT (a)	41	1
Cheniere Energy, Inc. (a)	762	74
Chevron Corp.	6,158	625
City Office, Inc. REIT	38	1
Coeur Mining, Inc. (a)	3,001	18
Columbia Property Trust, Inc. REIT	100	2
Community Healthcare Trust, Inc. REIT	20	1
ConocoPhillips	4,264	289
Coresite Realty Corp. REIT	37	5
Corporate Office Properties Trust REIT	98	3

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Real Return Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Corteva, Inc.	1,573	66
Cousins Properties, Inc. REIT	130	5
Crown Holdings, Inc.	287	29
CubeSmart REIT	170	8
CyrusOne, Inc. REIT	105	8
Devon Energy Corp.	1,981	70
DiamondRock Hospitality Co. REIT (a)	183	2
Digital Realty Trust, Inc. REIT	244	35
DigitalBridge Group, Inc. REIT (a)	422	3
Diversified Healthcare Trust REIT	208	1
Douglas Emmett, Inc. REIT	153	5
Dow, Inc.	1,545	89
DR Horton, Inc.	1,120	94
Duke Realty Corp. REIT	326	16
DuPont de Nemours, Inc.	1,127	77
Easterly Government Properties, Inc. REIT	72	1
EastGroup Properties, Inc. REIT	35	6
Eastman Chemical Co.	282	28
Ecolab, Inc.	540	113
Empire State Realty Trust, Inc., Class A REIT	126	1
EOG Resources, Inc.	1,821	146
EPR Properties REIT	65	3
Equinix, Inc. REIT	78	62
Equity Commonwealth REIT (a)	106	3
Equity Lifestyle Properties, Inc. REIT	151	12
Equity Residential REIT	309	25
Essential Properties Realty Trust, Inc. REIT	93	3
Essex Property Trust, Inc. REIT	57	18
Extra Space Storage, Inc. REIT	115	19
Exxon Mobil Corp.	13,428	790
Federal Realty Investment Trust REIT	60	7
First Industrial Realty Trust, Inc. REIT	113	6
FMC Corp.	275	25
Four Corners Property Trust, Inc. REIT	66	2
Franklin Street Properties Corp., Class C REIT	89	—	@
Freeport-McMoRan, Inc.	2,939	96
Gaming and Leisure Properties, Inc. REIT	193	9
GEO Group, Inc. (The) REIT (b)	106	1
Getty Realty Corp. REIT	32	1
Gladstone Commercial Corp. REIT	31	1
Global Medical REIT, Inc. REIT	49	1
Global Net Lease, Inc. REIT	78	1
Halliburton Co.	2,775	60
Healthcare Realty Trust, Inc. REIT	122	4
Healthcare Trust of America, Inc., Class A REIT	191	6
Healthpeak Properties, Inc. REIT	470	16
Hecla Mining Co.	6,260	34
Hess Corp.	869	68
Highwoods Properties, Inc. REIT	91	4
Host Hotels & Resorts, Inc. REIT (a)	615	10
Hudson Pacific Properties, Inc. REIT	132	3
Independence Realty Trust, Inc. REIT	89	2
Industrial Logistics Properties Trust REIT	57	1
Innovative Industrial Properties, Inc. REIT	21	5
Installed Building Products, Inc.	77	8
International Flavors & Fragrances, Inc.	526	70
International Paper Co.	777	43
Invitation Homes, Inc. REIT	495	19
Iron Mountain, Inc. REIT	252	11
iStar, Inc. REIT (b)	64	2
JBG SMITH Properties REIT	103	3

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Real Return Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

KB Home	303	12
Kilroy Realty Corp. REIT	91	6
Kimco Realty Corp. REIT	508	11
Kinder Morgan, Inc.	6,406	107
Kite Realty Group Trust REIT	74	1
Lennar Corp., Class A	942	88
Lexington Realty Trust REIT	242	3
LGI Homes, Inc. (a)	74	10
Life Storage, Inc. REIT	66	8
Linde PLC	1,099	322
LTC Properties, Inc. REIT	34	1
LyondellBasell Industries N.V., Class A	563	53
M/I Homes, Inc. (a)	98	6
Macerich Co. (The) REIT	128	2
Mack-Cali Realty Corp. REIT (a)	63	1
Marathon Petroleum Corp.	2,043	126
Martin Marietta Materials, Inc.	132	45
MDC Holdings, Inc.	187	9
Medical Properties Trust, Inc. REIT	504	10
Meritage Homes Corp. (a)	128	12
MGM Growth Properties LLC, Class A REIT	131	5
Mid-America Apartment Communities, Inc. REIT	100	19
Monmouth Real Estate Investment Corp. REIT	81	1
Mosaic Co. (The)	745	27
National Health Investors, Inc. REIT	37	2
National Retail Properties, Inc. REIT	153	7
National Storage Affiliates Trust REIT	72	4
NETSTREIT Corp. REIT	34	1
Newmont Corp. (TSX)	9,915	538
NexPoint Residential Trust, Inc. REIT	20	1
Nucor Corp.	640	63
NVR, Inc. (a)	12	57
Occidental Petroleum Corp.	2,833	84
Office Properties Income Trust REIT	42	1
Omega Healthcare Investors, Inc. REIT	202	6
One Liberty Properties, Inc. REIT	14	—	@
ONEOK, Inc.	1,407	82
Packaging Corp. of America	199	27
Paramount Group, Inc. REIT	153	1
Park Hotels & Resorts, Inc. REIT (a)	206	4
Pebblebrook Hotel Trust REIT	115	3
Phillips 66	1,381	97
Physicians Realty Trust REIT	182	3
Piedmont Office Realty Trust, Inc., Class A REIT	108	2
Pioneer Natural Resources Co.	645	107
PPG Industries, Inc.	500	71
ProLogis, Inc. REIT	645	81
PS Business Parks, Inc. REIT	18	3
Public Storage REIT	137	41
Pulte Group, Inc.	895	41
Realty Income Corp. REIT	326	21
Regency Centers Corp. REIT	133	9
Retail Opportunity Investments Corp. REIT	103	2
Retail Properties of America, Inc., Class A REIT	187	2
Rexford Industrial Realty, Inc. REIT	115	6
RLJ Lodging Trust REIT	144	2
Royal Gold, Inc.	761	73
RPM International, Inc.	275	21
RPT Realty REIT	71	1
Ryman Hospitality Properties, Inc. REIT (a)	46	4
Sabra Health Care, Inc. REIT	184	3

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Real Return Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Safehold, Inc. REIT	14	1
Saul Centers, Inc. REIT	12	1
Schlumberger N.V.	4,365	129
Sealed Air Corp.	327	18
Seritage Growth Properties, Class A (a)	30	—	@
Service Properties Trust REIT	144	2
Sherwin-Williams Co. (The)	540	151
Simon Property Group, Inc. REIT	286	37
SITE Centers Corp. REIT	135	2
SL Green Realty Corp. REIT	61	4
Spirit Realty Capital, Inc. REIT	100	5
STAG Industrial, Inc. REIT	138	5
Steel Dynamics, Inc.	439	26
STORE Capital Corp. REIT	206	7
Summit Hotel Properties, Inc. REIT (a)	92	1
Sun Communities, Inc. REIT	94	17
Sunstone Hotel Investors, Inc. REIT (a)	188	2
Tanger Factory Outlet Centers, Inc. REIT	82	1
Taylor Morrison Home Corp. (a)	435	11
Terreno Realty Corp. REIT	60	4
Toll Brothers, Inc.	378	21
TopBuild Corp. (a)	113	23
Tri Pointe Homes, Inc. (a)	401	8
UDR, Inc. REIT	259	14
UMH Properties, Inc. REIT	36	1
Universal Health Realty Income Trust REIT	12	1
Urban Edge Properties REIT	102	2
Urstadt Biddle Properties, Inc., Class A REIT	26	—	@
Valero Energy Corp.	1,294	91
Ventas, Inc. REIT	327	18
VEREIT, Inc. REIT	200	9
VICI Properties, Inc. REIT	468	13
Vornado Realty Trust REIT	142	6
Vulcan Materials Co.	280	47
Washington REIT	74	2
Welltower, Inc. REIT	364	30
WestRock Co.	545	27
Williams Cos., Inc. (The)	3,843	100
WP Carey, Inc. REIT	153	11
Xenia Hotels & Resorts, Inc. REIT (a)	99	2
		7,055
Total Common Stocks (Cost $9,574)		9,408

Face Amount (000)
U.S. Treasury Security (36.3%)
United States (36.3%)
U.S. Treasury Inflation Indexed Bond,
0.13%, 7/15/31 (Cost $10,721)	$9,548	10,523

Shares
Short-Term Investments (25.4%)
Securities held as Collateral on Loaned Securities (0.1%)
Investment Companies (0.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (d) (Cost $11)	10,777	11

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Real Return Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

	Face Amount (000)
Repurchase Agreements (0.0%) (e)
HSBC Securities USA, Inc. (0.05%, dated 9/30/21, due 10/1/21; proceeds $1; fully collateralized by U.S. Government obligations; 0.00%-0.13% due 10/7/21-12/31/22; valued at $1)	$1	1
Merrill Lynch & Co., Inc. (0.05%, dated 9/30/21, due 10/1/21; proceeds $1; fully collateralized by a U.S. Government obligation; 0.38% due 4/15/24; valued at $2)	1	1
		2
Total Securities held as Collateral on Loaned Securities (Cost $13)		13

	Shares
Investment Company (25.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (d) (Cost $7,337)	7,336,665	7,337
Total Short-Term Investments (Cost $7,350)		7,350
Total Investments (94.1%) (Cost $27,645) Including $14 of Securities Loaned (f)(g)(h)		27,281
Other Assets in Excess of Liabilities (5.9%)		1,716
Net Assets (100.0%)		$28,997

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2021, were approximately $14,000 and $15,000, respectively. The Fund received cash collateral of approximately $13,000, of which approximately $13,000 was subsequently invested in a Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The remaining collateral of approximately $2,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security trades on the Hong Kong exchange.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2021, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.
(e)	Value is less than 0.05%.
(f)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the Fund did not engage in any cross-trade transactions.
(g)	The approximate fair value and percentage of net assets, $471,000 and 1.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Real Return Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

(h)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $767,000 and the aggregate gross unrealized depreciation is approximately $775,000, resulting in net unrealized depreciation of approximately $8,000.
@	Value is less than $500.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Futures Contracts:
The Fund had the following futures contracts open at September 30, 2021:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (000)
Long:
GOLD 100 OZ (United States)	21	Dec-21	$2	$3,690	$15

Short:
Copper Future (United States)	14	Dec-21	(350)	(1,431)	1
					$16

Total Return Swap Agreements:
The Fund had the following total return swap agreements open at September 30, 2021:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (000)
Goldman Sachs International	S&P GSCI Index	Pay	3 Month USD LIBOR plus 0.09%	Quarterly	9/2/22	$790	$2,159	$2,039	$120
Goldman Sachs International	S&P GSCI Index	Pay	3 Month USD LIBOR plus 0.09%	Quarterly	9/2/22	450	1,230	1,158	72
							$3,389	$3,197	$192

Interest Rate Swap Agreement:
The Fund had the following interest rate swap agreement open at September 30, 2021:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (000)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	2.54%	Quarterly/ Quarterly	9/2/31	$15,413	$148	$—	$148

*	Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
USD	United States Dollar.

Portfolio Composition*

Classification	Percentage of Total Investments
U.S. Treasury Security	36.5%
Short-Term Investments	25.4
Other**	11.6
Metals & Mining	11.1
Oil, Gas & Consumable Fuels	9.9
Investment Companies	5.5
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2021.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open long/short futures contracts with a value of approximately $5,121,000 and net unrealized appreciation of approximately $16,000. Also does not include open swap agreements with net unrealized appreciation of approximately $340,000.

Morgan Stanley Institutional Fund, Inc.

Next Gen Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

		Value
	Shares	(000)
Common Stocks (97.7%)
Argentina (1.8%)
Globant SA (a)	11,331	$3,184

Bangladesh (1.3%)
Brac Bank Ltd.	4,099,630	2,278

Egypt (3.6%)
Cairo Investment & Real Estate Development Co. SAE	355,254	274
Commercial International Bank Egypt SAE (a)	632,917	1,712
Fawry for Banking & Payment Technology Services SAE (a)	4,786,187	4,322
		6,308
Germany (1.7%)
Global Fashion Group SA (a)	269,524	2,993

Kazakhstan (6.5%)
Kaspi.KZ JSC GDR	25,392	2,707
NAC Kazatomprom JSC GDR	247,540	8,704
		11,411
Kenya (3.9%)
Safaricom PLC	17,821,185	6,854

Morocco (1.0%)
Label Vie	3,674	1,736

Nigeria (0.6%)
Nestle Nigeria PLC	405,894	1,010

Poland (12.2%)
11 bit studios SA (a)	30,113	3,063
Allegro.eu SA (a)	174,628	2,536
Grupa Kety SA	31,980	5,104
LiveChat Software SA	155,998	4,165
LPP SA	1,733	6,454
		21,322
Romania (1.6%)
Banca Transilvania SA	4,378,343	2,746

Russia (15.7%)
Fix Price Group Ltd. GDR	623,374	5,590
Ozon Holdings PLC ADR (a)	97,603	4,924
TCS Group Holding PLC GDR	93,072	8,463
Yandex N.V., Class A (a)	107,132	8,537
		27,514
Singapore (8.4%)
Sea Ltd. ADR (a)	45,734	14,577

South Africa (6.6%)
Anglo American PLC	77,890	2,748
Capitec Bank Holdings Ltd.	50,141	6,080
Northam Platinum Holdings Ltd. (a)	229,211	2,729
		11,557

Morgan Stanley Institutional Fund, Inc.

Next Gen Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

United Kingdom (2.9%)
Avast PLC	71,536	547
Mondi PLC	184,171	4,535
		5,082
United States (19.3%)
EPAM Systems, Inc. (a)	3,244	1,851
Freshworks, Inc., Class A (a)	108,703	4,640
Grid Dynamics Holdings, Inc. (a)	298,661	8,727
MercadoLibre, Inc. (a)	4,478	7,520
SEMrush Holdings, Inc., Class A (a)	215,011	4,958
Unity Software, Inc. (a)	48,466	6,119
		33,815
Vietnam (10.6%)
Bank for Foreign Trade of Vietnam JSC	625,910	2,674
FPT Corp.	804,001	3,515
Mobile World Investment Corp.	1,102,394	6,623
Sai Gon Cargo Service Corp.	220,170	1,317
Vietnam Dairy Products JSC	1,117,592	4,390
		18,519
Total Investments (97.7%) (Cost $139,797) (b)(c)(d)		170,906
Other Assets in Excess of Liabilities (2.3%)		4,025
Net Assets (100.0%)		$174,931

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	The approximate fair value and percentage of net assets, $93,370,000 and 53.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.
(c)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the Fund did not engage in any cross-trade transactions.
(d)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $37,661,000 and the aggregate gross unrealized depreciation is approximately $6,639,000, resulting in net unrealized appreciation of approximately $31,022,000.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.

Futures Contracts:
The Fund had the following futures contract open at September 30, 2021:

	Number				Unrealized
	of	Expiration	Notional Amount	Value	Depreciation
	Contracts	Date	(000)	(000)	(000)
Long:
MSCI Emerging Market E Mini (United States)	32	Dec-21	$2	$1,993	$(87)

Portfolio Composition

	Percentage of
Classification	Total Investments
Other*	24.3%
Banks	14.0
Information Technology Services	12.6
Software	12.0
Internet & Direct Marketing Retail	10.5
Entertainment	10.3
Metals & Mining	6.2
Oil, Gas & Consumable Fuels	5.1
Interactive Media & Services	5.0
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open long futures contract with a value of approximately $1,993,000 and unrealized depreciation of approximately $87,000.

Morgan Stanley Institutional Fund, Inc.

Permanence Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (96.6%)
Aerospace & Defense (11.0%)
Axon Enterprise, Inc. (a)	1,378	$241
HEICO Corp., Class A	1,206	143
Lockheed Martin Corp.	117	40
		424
Capital Markets (3.5%)
Intercontinental Exchange, Inc.	322	37
S&P Global, Inc.	232	99
		136
Chemicals (2.4%)
Ecolab, Inc.	178	37
Sherwin-Williams Co. (The)	205	57
		94
Commercial Services & Supplies (4.4%)
Cintas Corp.	99	38
Copart, Inc. (a)	279	39
Rollins, Inc.	2,704	95
		172
Construction Materials (0.9%)
Martin Marietta Materials, Inc.	104	36

Containers & Packaging (1.0%)
Ball Corp.	448	40

Distributors (1.0%)
Pool Corp.	86	37

Diversified Consumer Services (1.5%)
Service Corp. International	978	59

Entertainment (4.9%)
Activision Blizzard, Inc.	737	57
Walt Disney Co. (The) (a)	778	132
		189
Equity Real Estate Investment Trusts (REITs) (2.4%)
American Tower Corp. REIT	351	93

Food & Staples Retailing (3.5%)
Costco Wholesale Corp.	304	137

Health Care Equipment & Supplies (7.5%)
Danaher Corp.	459	140
IDEXX Laboratories, Inc. (a)	88	55
Intuitive Surgical, Inc. (a)	95	94
		289
Health Care Technology (3.4%)
Veeva Systems, Inc., Class A (a)	455	131

Morgan Stanley Institutional Fund, Inc.

Permanence Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Hotels, Restaurants & Leisure (4.4%)
Domino's Pizza, Inc.	196	93
McDonald's Corp.	168	41
Starbucks Corp.	336	37
		171
Household Products (1.0%)
Colgate-Palmolive Co.	521	39

Industrial Conglomerates (1.5%)
Roper Technologies, Inc.	129	58

Insurance (1.5%)
Progressive Corp. (The)	637	58

Internet & Direct Marketing Retail (4.7%)
Amazon.com, Inc. (a)	56	184

Life Sciences Tools & Services (1.0%)
Thermo Fisher Scientific, Inc.	70	40

Metals & Mining (0.8%)
Royal Gold, Inc.	321	31

Oil, Gas & Consumable Fuels (1.0%)
Texas Pacific Land Corp.	32	39

Pharmaceuticals (3.4%)
Royalty Pharma PLC, Class A (United Kingdom)	2,568	93
Zoetis, Inc.	195	38
		131
Professional Services (1.0%)
CoStar Group, Inc. (a)	462	40

Semiconductors & Semiconductor Equipment (5.8%)
ASML Holding N.V. (Registered)	300	223

Software (17.8%)
Cadence Design Systems, Inc. (a)	244	37
Constellation Software, Inc.	119	195
Guidewire Software, Inc. (a)	331	39
salesforce.com, Inc. (a)	492	134
Synopsys, Inc. (a)	124	37
Topicus.com, Inc. (a)	1,477	155
Tyler Technologies, Inc. (a)	201	92
		689
Specialty Retail (2.7%)
AutoZone, Inc. (a)	39	66
Home Depot, Inc. (The)	118	39
		105
Textiles, Apparel & Luxury Goods (0.9%)
NIKE, Inc., Class B	229	33

Trading Companies & Distributors (1.7%)
Fastenal Co.	693	36
Watsco, Inc.	118	31
		67
Total Common Stocks (Cost $3,005)		3,745

Morgan Stanley Institutional Fund, Inc.

Permanence Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Investment Company (0.6%)
Grayscale Bitcoin Trust (a) (Cost $31)	720	24

Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $48)	48,300	48
Total Investments Excluding Purchased Options (98.4%) (Cost $3,084)		3,817
Total Purchased Options Outstanding (0.1%) (Cost $18)		4
Total Investments (98.5%) (Cost $3,102) (c)(d)		3,821
Other Assets in Excess of Liabilities (1.5%)		56
Net Assets (100.0%)		$3,877

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2021, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(c)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the Fund did not engage in any cross-trade transactions.
(d)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $774,000 and the aggregate gross unrealized depreciation is approximately $55,000, resulting in net unrealized appreciation of approximately $719,000.
REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

Permanence Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2021:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
Goldman Sachs International	USD/CNH	CNH	7.42	Jan - 22	800,000	800	$	—@	$3	$(3)
Goldman Sachs International	USD/CNH	CNH	7.57	Mar - 22	694,590	695		—@	4	(4)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.28	Jul - 22	827,282	827		2	4	(2)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug - 22	384,147	384		1	3	(2)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul - 22	241,439	241		1	1	(—@ )
JP Morgan Chase Bank NA	USD/CNH	CNH	7.70	Nov - 21	700,000	700		—@	3	(3)
								$4	$18	$(14)

@		Value is less than $500.
CNH	–	Chinese Yuan Renminbi Offshore
USD	–	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	52.5%
Software	18.0
Aerospace & Defense	11.1
Health Care Equipment & Supplies	7.6
Semiconductors & Semiconductor Equipment	5.8
Entertainment	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

US Core Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (97.4%)
Banks (14.3%)
First Republic Bank	22,488	$4,337
JPMorgan Chase & Co.	18,609	3,046
SVB Financial Group (a)	5,460	3,532
		10,915
Building Products (0.7%)
Fortune Brands Home & Security, Inc.	6,367	569

Capital Markets (4.7%)
Ameriprise Financial, Inc.	13,633	3,601

Commercial Services & Supplies (3.1%)
Waste Management, Inc.	16,119	2,407

Diversified Telecommunication Services (1.2%)
SBA Communications Corp. REIT	2,889	955

Electric Utilities (2.1%)
NextEra Energy, Inc.	20,327	1,596

Equity Real Estate Investment Trusts (REITs) (3.7%)
STORE Capital Corp. REIT	88,710	2,841

Food & Staples Retailing (2.8%)
Costco Wholesale Corp.	4,786	2,151

Health Care Equipment & Supplies (9.2%)
Danaher Corp.	12,065	3,673
Edwards Lifesciences Corp. (a)	6,700	759
West Pharmaceutical Services, Inc.	6,054	2,570
		7,002
Health Care Providers & Services (1.1%)
Cigna Corp.	4,105	822

Health Care Technology (1.8%)
Veeva Systems, Inc., Class A (a)	4,769	1,374

Hotels, Restaurants & Leisure (7.7%)
Carnival Corp. (a)	13,670	342
Domino's Pizza, Inc.	4,125	1,967
McDonald's Corp.	2,186	527
MGM Resorts International	39,137	1,689
Planet Fitness, Inc., Class A (a)	17,732	1,393
		5,918
Household Durables (0.4%)
Lennar Corp., Class A	3,211	301

Information Technology Services (3.0%)
Euronet Worldwide, Inc. (a)	6,048	770
Mastercard, Inc., Class A	4,307	1,497
		2,267

Morgan Stanley Institutional Fund, Inc.

US Core Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Insurance (2.2%)
Brown & Brown, Inc.	12,551	696
Progressive Corp. (The)	10,823	978
		1,674
Interactive Media & Services (7.5%)
Alphabet, Inc., Class A (a)	2,042	5,459
Match Group, Inc. (a)	1,604	252
		5,711
Oil, Gas & Consumable Fuels (4.7%)
Chevron Corp.	31,738	3,220
Valero Energy Corp.	5,286	373
		3,593
Personal Products (2.9%)
Estee Lauder Cos., Inc. (The), Class A	7,355	2,206

Software (8.4%)
Microsoft Corp.	22,900	6,456

Specialty Retail (1.5%)
Home Depot, Inc. (The)	3,470	1,139

Tech Hardware, Storage & Peripherals (8.0%)
Apple, Inc.	43,068	6,094

Textiles, Apparel & Luxury Goods (2.1%)
Lululemon Athletica, Inc. (a)	4,049	1,639

Trading Companies & Distributors (4.3%)
United Rentals, Inc. (a)	9,289	3,260
Total Common Stocks (Cost $57,115)		74,491

Short-Term Investment (2.8%)
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $2,147)	2,146,575	2,147
Total Investments (100.2%) (Cost $59,262) (c)(d)		76,638
Liabilities in Excess of Other Assets (-0.2%)		(130)
Net Assets (100.0%)		$76,508

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2021, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(c)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the Fund did not engage in any cross-trade transactions.
(d)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $17,543,000 and the aggregate gross unrealized depreciation is approximately $167,000, resulting in net unrealized appreciation of approximately $17,376,000.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	45.1%
Banks	14.2
Health Care Equipment & Supplies	9.1
Software	8.4
Tech Hardware, Storage & Peripherals	8.0
Hotels, Restaurants & Leisure	7.7
Interactive Media & Services	7.5
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)

	Shares	Value (000)
Common Stocks (102.1%)
Apartments (13.4%)
AvalonBay Communities, Inc. REIT	8,823	$1,956
Equity Residential REIT	22,816	1,846
UDR, Inc. REIT	41,246	2,185
		5,987
Data Centers (8.8%)
Equinix, Inc. REIT	4,657	3,679
GDS Holdings Ltd. ADR (China) (a)	4,146	235
		3,914
Free Standing (7.4%)
Agree Realty Corp. REIT	9,725	644
NETSTREIT Corp. REIT	38,910	920
Realty Income Corp. REIT	26,921	1,746
		3,310
Health Care (15.5%)
Healthcare Trust of America, Inc., Class A REIT	21,243	630
Healthpeak Properties, Inc. REIT	54,504	1,825
Medical Properties Trust, Inc. REIT	42,192	847
Ventas, Inc. REIT	24,619	1,359
Welltower, Inc. REIT	27,273	2,247
		6,908
Industrial (11.9%)
Exeter Industrial Value Fund, LP (a)(b)(c)	7,905,000	547
Prologis, Inc. REIT	38,105	4,780
		5,327
Lodging/Resorts (2.6%)
Boyd Gaming Corp. (a)	11,929	755
Caesars Entertainment, Inc. (a)	3,473	390
		1,145
Manufactured Homes (4.7%)
Equity Lifestyle Properties, Inc. REIT	6,479	506
Sun Communities, Inc. REIT	8,709	1,612
		2,118
Office (6.7%)
Alexandria Real Estate Equities, Inc. REIT	7,218	1,379
Empire State Realty Trust, Inc., Class A REIT	82,355	826
Kilroy Realty Corp. REIT	12,026	797
		3,002
Self Storage (13.3%)
Extra Space Storage, Inc. REIT	9,203	1,546
Life Storage, Inc. REIT	10,087	1,157
Public Storage REIT	10,840	3,221
		5,924

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2021 (unaudited)(cont’d)

Shopping Centers (9.6%)
Brixmor Property Group, Inc. REIT	42,667	943
Kimco Realty Corp. REIT	55,351	1,149
Kite Realty Group Trust REIT	25,437	518
Retail Properties of America, Inc., Class A REIT	49,444	637
RPT Realty REIT	48,885	624
SITE Centers Corp. REIT	27,294	421
		4,292
Single Family Homes (3.1%)
Invitation Homes, Inc. REIT	36,046	1,382

Specialty (5.1%)
Lamar Advertising Co., Class A REIT	8,012	909
VICI Properties, Inc. REIT	48,658	1,382
		2,291
Total Common Stocks (Cost $39,019)		45,600

Short-Term Investment (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (d) (Cost $198)	198,412	198
Total Investments (102.5%) (Cost $39,217) (e)(f)		45,798
Liabilities in Excess of Other Assets (-2.5%)		(1,109)
Net Assets (100.0%)		$44,689

(a)	Non-income producing security.
(b)	At September 30, 2021, the Fund held a fair valued security valued at approximately $547,000, representing 1.2% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(c)	Restricted security valued at fair value and not registered under the Securities Act of 1933. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $0. At September 30, 2021, this security had an aggregate market value of approximately $547,000, representing 1.2% of net assets.
(d)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2021, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(e)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2021, the Fund did not engage in any cross-trade transactions.
(f)	At September 30, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,333,000 and the aggregate gross unrealized depreciation is approximately $752,000, resulting in net unrealized appreciation of approximately $6,581,000.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Health Care	15.1%
Apartments	13.1
Self Storage	12.9
Industrial	11.6
Other*	10.6
Shopping Centers	9.4
Data Centers	8.5
Free Standing	7.2
Office	6.6
Specialty	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Notes to the Portfolio of Investments ▪ September 30, 2021 (unaudited)

In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate ("LIBOR") and other Interbank Offered Rate (“IBOR”) based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the Fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (7) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (9) PIPE investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; and (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)

Active International Allocation
Assets:
Common Stocks
Aerospace & Defense	$—	$3,559		$—	$3,559
Airlines	1,175	—		—	1,175
Automobiles	—	1,184		—	1,184
Banks	—	2,321		—	2,321
Beverages	2,308	7,079		—	9,387
Biotechnology	1,469	—		—	1,469
Chemicals	1,054	6,377		—	7,431
Electrical Equipment	—	702		—	702
Electronic Equipment, Instruments & Components	634	3,343		—	3,977
Energy Equipment & Services	1,370	1,478		—	2,848
Entertainment	26,450	4,570		—	31,020
Food Products	—	1,696		—	1,696
Health Care Equipment & Supplies	2,599	8,758		—	11,357
Health Care Providers & Services	—	2,748		—	2,748
Hotels, Restaurants & Leisure	8,436	1,554		—	9,990
Household Durables	2,792	8,641		—	11,433
Household Products	—	589		—	589
Information Technology Services	978	6,583		—	7,561
Insurance	—	1,307		—	1,307
Interactive Media & Services	2,065	5,762		—	7,827
Internet & Direct Marketing Retail	11,214	2,320		—	13,534
Leisure Products	—	1,271		—	1,271
Life Sciences Tools & Services	2,206	—		—	2,206
Machinery	—	6,656		—	6,656
Metals & Mining	13,168	12,631		—	25,799
Oil, Gas & Consumable Fuels	1,268	1,678		—	2,946
Personal Products	1,673	7,659		—	9,332
Pharmaceuticals	—	12,795		—	12,795
Professional Services	—	4,708		—	4,708
Real Estate Management & Development	1,266	—		—@	1,266
Semiconductors & Semiconductor Equipment	2,712	11,518		—	14,230
Software	—	2,167		—	2,167
Tech Hardware, Storage & Peripherals	—	6,464		—	6,464
Textiles, Apparel & Luxury Goods	1,457	3,508		—	4,965
Total Common Stocks	86,294	141,626		—@	227,920
Investment Company	966	—		—	966
Short-Term Investments
Investment Company	38	—		—	38
Repurchase Agreements	—	9		—	9
Total Short-Term Investments	38	9		—	47
Foreign Currency Forward Exchange Contract	—	39		—	39
Total Assets	87,298	141,674		—@	228,972
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(101)		—	(101)
Total	$87,298	$141,573	$	—@	$228,871

@ Value is less than $500.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Active International Allocation		Common Stock (000)
Beginning Balance	$	—@
Purchases		—
Sales		—
Amortization of discount		—
Transfers in		—
Transfers out		—
Corporate actions		—
Change in unrealized appreciation (depreciation)		—@
Realized gains (losses)		—
Ending Balance	$	—@

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2021	$	—@

@ Value is less than $500.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Advantage
Assets:
Common Stocks
Aerospace & Defense	$25,022	$—	$—	$25,022
Entertainment	41,063	—	—	41,063
Food & Staples Retailing	23,754	—	—	23,754
Health Care Equipment & Supplies	60,510	—	—	60,510
Health Care Technology	46,866	—	—	46,866
Hotels, Restaurants & Leisure	16,671	—	—	16,671
Information Technology Services	221,851	16,831	—	238,682
Interactive Media & Services	179,881	—	—	179,881
Internet & Direct Marketing Retail	69,080	—	—	69,080
Metals & Mining	2,174	—	—	2,174
Pharmaceuticals	22,883	—	—	22,883
Road & Rail	25,224	—	—	25,224
Semiconductors & Semiconductor Equipment	31,735	—	—	31,735
Software	135,436	—	—	135,436
Textiles, Apparel & Luxury Goods	10,640	—	—	10,640
Total Common Stocks	912,790	16,831	—	929,621
Call Options Purchased	—	1,050	—	1,050
Investment Company	6,655	—	—	6,655
Short-Term Investment
Investment Company	22,991	—	—	22,991
Total Assets	$942,436	$17,881	$—	$960,317

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Asia Opportunity
Assets:
Common Stocks
Banks	$52,894	$75,123	$—	$128,017
Beverages	—	53,591	—	53,591
Construction Materials	—	10,901	—	10,901
Consumer Finance	11,078	—	—	11,078
Diversified Consumer Services	—	2,699	—	2,699
Entertainment	9,276	—	—	9,276
Food Products	—	40,780	—	40,780
Health Care Providers & Services	1,053	—	—	1,053
Hotels, Restaurants & Leisure	27,626	15,373	—	42,999
Household Durables	—	10,396	—	10,396
Insurance	—	22,124	—	22,124
Interactive Media & Services	—	64,065	—	64,065
Internet & Direct Marketing Retail	29,458	36,544	—	66,002
Real Estate Management & Development	22,206	2,873	—	25,079
Semiconductors & Semiconductor Equipment	—	33,104	—	33,104
Software	3,092	10,240	—	13,332
Textiles, Apparel & Luxury Goods	—	18,388	—	18,388
Total Common Stocks	156,683	396,201	—	552,884
Call Options Purchased	—	968	—	968
Investment Company	4,055	—	—	4,055
Short-Term Investments
Investment Company	19,711	—	—	19,711
Repurchase Agreements	—	1,032	—	1,032
Total Short-Term Investments	19,711	1,032	—	20,743
Total Assets	180,449	398,201	—	578,650
Liabilities:
Derivative Contract — PIPE	—	—	(460)	(460)
Total	$180,449	$398,201	$(460)	$578,190

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Asia Opportuntiy	Derivative Contract — PIPE (000)
Beginning Balance	$—
Purchases	—
Sales	—
PIPE transactions	(460)
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$(460)

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2021	$(460)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2021:

Asia Opportunity	Fair Value at September 30, 2021 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
PIPE	$(460)	Market Implied	Discount for Lack of Marketability and Transaction Risk	10.0%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
China Equity
Assets:
Common Stocks
Banks	$—	$446	$—	$446
Beverages	—	1,492	—	1,492
Biotechnology	—	197	—	197
Electrical Equipment	—	236	—	236
Entertainment	—	397	—	397
Food Products	—	1,133	—	1,133
Health Care Equipment & Supplies	—	197	—	197
Health Care Providers & Services	—	510	—	510
Household Durables	—	541	—	541
Interactive Media & Services	—	2,072	—	2,072
Internet & Direct Marketing Retail	329	1,803	—	2,132
Life Sciences Tools & Services	—	251	—	251
Machinery	—	206	—	206
Personal Products	—	217	—	217
Pharmaceuticals	—	257	—	257
Real Estate Management & Development	108	—	—	108
Specialty Retail	—	54	—	54
Textiles, Apparel & Luxury Goods	—	459	—	459
Total Common Stocks	437	10,468	—	10,905
Short-Term Investment
Investment Company	978	—	—	978
Total Assets	$1,415	$10,468	$—	$11,883

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Counterpoint Global
Assets:
Common Stocks
Aerospace & Defense	$253		$131	$—	$384
Air Freight & Logistics	—		428	—	428
Banks	522		30	—	552
Beverages	39		247	—	286
Biotechnology	404		130	—	534
Capital Markets	179		—	—	179
Chemicals	43		67	—	110
Commercial Services & Supplies	64		56	—	120
Construction Materials	16		9	—	25
Consumer Finance	7		—	—	7
Containers & Packaging	9		—	—	9
Distributors	3		—	—	3
Diversified Consumer Services	102		3	—	105
Diversified Financial Services	7		79	—	86
Diversified Holding Companies	302		—	—	302
Diversified Telecommunication Services	86		—	—	86
Electronic Equipment, Instruments & Components	—		179	—	179
Entertainment	1,822		8	—	1,830
Equity Real Estate Investment Trusts (REITs)	27		—	—	27
Food & Staples Retailing	68		127	—	195
Food Products	30		123	—	153
Health Care Equipment & Supplies	299		184	—	483
Health Care Providers & Services	711		15	—	726
Health Care Technology	660		—	—	660
Hotels, Restaurants & Leisure	136		196	—	332
Household Durables	276		327	—	603
Household Products	3		53	—	56
Industrial Conglomerates	4		—	—	4
Information Technology Services	4,068		418	—	4,486
Insurance	53		83	—	136
Interactive Media & Services	1,573		190	—	1,763
Internet & Direct Marketing Retail	2,711		422	—	3,133
Leisure Products	15		—	—	15
Life Sciences Tools & Services	290		186	—	476
Machinery	28		—	—	28
Marine	—		64	—	64
Media	165		—	—	165
Metals & Mining	80		—	—	80
Multi-Line Retail	10		—	—	10
Multi-Utilities	84		—	—	84
Oil, Gas & Consumable Fuels	23		—	—	23
Personal Products	—		67	—	67
Pharmaceuticals	515		6	—	521
Professional Services	37		—	—	37
Real Estate Management & Development	415		—	—	415
Road & Rail	245		—	—	245
Semiconductors & Semiconductor Equipment	203		342	—	545
Software	2,876		279	—	3,155
Specialty Retail	819		—	—	819
Textiles, Apparel & Luxury Goods	129		847	—	976
Trading Companies & Distributors	15		—	—	15
Transportation Infrastructure	22		20	—	42
Total Common Stocks	20,448		5,316	—	25,764
Preferred Stocks
Internet & Direct Marketing Retail	12		—	—	12
Software	—		—	44	44
Total Preferred Stocks	12		—	44	56
Investment Companies	171		73	—	244
Warrants	2	†	—	—	2	†
Call Options Purchased	—		21	—	21
Short-Term Investment
Investment Company	1,779		—	—	1,779
Total Assets	22,412	†	5,410	44	27,866	†
Liabilities:
Derivative Contracts — PIPE	—		—	(18)	(18)
Total	$22,412	†	$5,410	$26	$27,848	†

† Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Counterpoint Global	Preferred Stock (000)	Derivative Contracts — PIPE (000)
Beginning Balance	$—	$—
Purchases	44	—
Sales	—	—
PIPE transactions	—	(18)
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	—	—
Realized gains (losses)	—	—
Ending Balance	$44	$(18)

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2021	$—	$(18)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2021. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Counterpoint Global	Fair Value at September 30, 2021 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stock	$44	Market Transaction Method	Precedent Transaction	$220.45	Increase
PIPEs	$(18)	Market Implied	Discount for Lack of Marketability and Transaction Risk	10.0% - 13.5% / 10.7%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Developing Opportunity
Assets:
Common Stocks
Banks	$20,308	$41,855	$—	$62,163
Beverages	—	17,685	—	17,685
Capital Markets	3,042	—	—	3,042
Construction Materials	—	5,311	—	5,311
Consumer Finance	3,504	—	—	3,504
Diversified Consumer Services	—	1,321	—	1,321
Entertainment	3,428	—	—	3,428
Food Products	—	11,581	—	11,581
Health Care Providers & Services	87	—	—	87
Hotels, Restaurants & Leisure	11,794	5,068	—	16,862
Household Durables	—	2,291	—	2,291
Information Technology Services	20,767	—	—	20,767
Interactive Media & Services	4,162	26,928	—	31,090
Internet & Direct Marketing Retail	30,823	16,111	—	46,934
Multi-Line Retail	8,285	—	—	8,285
Real Estate Management & Development	7,316	—	—	7,316
Semiconductors & Semiconductor Equipment	—	16,345	—	16,345
Textiles, Apparel & Luxury Goods	—	5,968	—	5,968
Transportation Infrastructure	2,378	—	—	2,378
Total Common Stocks	115,894	150,464	—	266,358
Call Option Purchased	—	338	—	338
Investment Company	1,816	—	—	1,816
Short-Term Investment
Investment Company	8,788	—	—	8,788
Total Assets	126,498	150,802	—	277,300
Liabilities:
Derivative Contract — PIPE	—	—	(209)	(209)
Total	$126,498	$150,802	$(209)	$277,091

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Developing Opportunity	Derivative Contract — PIPE (000)
Beginning Balance	$—
Purchases	—
Sales	—
PIPE transactions	(209)
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$(209)

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2021	$(209)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2021:

Developing Opportunity	Fair Value at September 30, 2021 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
PIPE	$(209)	Market Implied	Discount for Lack of Marketability and Transaction Risk	10.0%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets
Assets:
Common Stocks
Airlines	$8,801	$—	$—	$8,801
Automobiles	—	12,751	—	12,751
Banks	16,026	77,407	—	93,433
Beverages	—	15,750	—	15,750
Capital Markets	—	8,284	—	8,284
Chemicals	—	8,488	—	8,488
Construction Materials	—	3,626	—	3,626
Consumer Finance	—	2,338	—	2,338
Electronic Equipment, Instruments & Components	—	19,584	—	19,584
Entertainment	15,005	—	—	15,005
Food & Staples Retailing	9,469	1,916	—	11,385
Food Products	—	10,523	—	10,523
Health Care Providers & Services	6,737	—	—	6,737
Information Technology Services	26,802	8,018	—	34,820
Insurance	—	5,598	—	5,598
Interactive Media & Services	12,849	40,970	—	53,819
Internet & Direct Marketing Retail	19,378	22,112	—	41,490
Life Sciences Tools & Services	—	2,563	—	2,563
Machinery	—	8,120	—	8,120
Metals & Mining	—	27,874	—	27,874
Multi-Line Retail	8,231	4,809	—	13,040
Oil, Gas & Consumable Fuels	12,531	36,979	—	49,510
Paper & Forest Products	—	13,309	—	13,309
Personal Products	—	1,962	—	1,962
Pharmaceuticals	—	3,618	—	3,618
Semiconductors & Semiconductor Equipment	30,763	101,516	—	132,279
Software	—	6,008	—	6,008
Specialty Retail	—	6,583	—	6,583
Tech Hardware, Storage & Peripherals	—	37,700	—	37,700
Textiles, Apparel & Luxury Goods	7,022	25,358	—	32,380
Thrifts & Mortgage Finance	—	14,162	—	14,162
Transportation Infrastructure	9,859	—	—	9,859
Wireless Telecommunication Services	—	2,053	—	2,053
Total Common Stocks	183,473	529,979	—	713,452
Rights	—	32	—	32
Short-Term Investment
Investment Company	8,931	—	—	8,931
Total Assets	$192,404	$530,011	$—	$722,415

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Fixed Income Opportunities
Assets:
Fixed Income Securities
Corporate Bonds	$—	$10,669	$—	$10,669
Sovereign	—	24,779	—	24,779
Supranational	—	248	—	248
Total Fixed Income Securities	—	35,696	—	35,696
Warrant	—	1	—	1
Short-Term Investments
Investment Company	1,697	—	—	1,697
Sovereign	—	225	—	225
U.S. Treasury Security	—	30	—	30
Total Short-Term Investments	1,697	255	—	1,952
Foreign Currency Forward Exchange Contracts	—	34	—	34
Total Assets	1,697	35,986	—	37,683
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(20)	—	(20)
Total	$1,697	$35,966	$—	$37,663

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Leaders
Assets:
Common Stocks
Banks	$—	$20,676	$—	$20,676
Beverages	—	7,842	—	7,842
Capital Markets	—	2,319	—	2,319
Chemicals	—	22,471	—	22,471
Consumer Finance	—	20,686	—	20,686
Electrical Equipment	—	10,570	—	10,570
Entertainment	30,511	—	—	30,511
Health Care Providers & Services	—	12,960	—	12,960
Information Technology Services	27,168	5,668	—	32,836
Interactive Media & Services	—	3,325	—	3,325
Internet & Direct Marketing Retail	18,769	34,284	—	53,053
Personal Products	—	5,832	—	5,832
Semiconductors & Semiconductor Equipment	18,940	27,484	—	46,424
Software	—	8,990	—	8,990
Textiles, Apparel & Luxury Goods	8,878	19,946	—	28,824
Total Common Stocks	104,266	203,053	—	307,319
Short-Term Investment
Investment Company	9,481	—	—	9,481
Total Assets	$113,747	$203,053	$—	$316,800

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Concentrated
Assets:
Common Stocks
Automobiles	$5,951	$—	$—	$5,951
Banks	21,487	—	—	21,487
Capital Markets	3,477	—	—	3,477
Commercial Services & Supplies	3,256	—	—	3,256
Electric Utilities	2,865	—	—	2,865
Equity Real Estate Investment Trusts (REITs)	6,477	—	—	6,477
Food & Staples Retailing	2,877	—	—	2,877
Health Care Equipment & Supplies	5,925	—	—	5,925
Hotels, Restaurants & Leisure	6,307	—	—	6,307
Information Technology Services	3,549	—	—	3,549
Interactive Media & Services	5,630	—	—	5,630
Internet & Direct Marketing Retail	3,804	—	—	3,804
Personal Products	2,904	—	—	2,904
Semiconductors & Semiconductor Equipment	5,273	—	—	5,273
Software	7,877	—	—	7,877
Textiles, Apparel & Luxury Goods	9,821	—	—	9,821
Trading Companies & Distributors	5,212	—	—	5,212
Total Common Stocks	102,692	—	—	102,692
Short-Term Investment
Investment Company	1,043	—	—	1,043
Total Assets	$103,735	$—	$—	$103,735

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Core
Assets:
Common Stocks
Airlines	$203	$—	$—	$203
Automobiles	620	—	—	620
Banks	2,927	—	—	2,927
Beverages	606	—	—	606
Building Products	185	—	—	185
Capital Markets	544	188	—	732
Construction Materials	312	—	—	312
Diversified Telecommunication Services	279	—	—	279
Electric Utilities	451	—	—	451
Entertainment	747	—	—	747
Equity Real Estate Investment Trusts (REITs)	613	—	—	613
Health Care Equipment & Supplies	825	—	—	825
Health Care Technology	144	—	—	144
Hotels, Restaurants & Leisure	881	—	—	881
Information Technology Services	734	—	—	734
Insurance	50	—	—	50
Interactive Media & Services	874	—	—	874
Internet & Direct Marketing Retail	556	—	—	556
Metals & Mining	250	—	—	250
Multi-Line Retail	347	—	—	347
Oil, Gas & Consumable Fuels	813	—	—	813
Personal Products	504	—	—	504
Professional Services	348	—	—	348
Semiconductors & Semiconductor Equipment	785	—	—	785
Software	1,201	—	—	1,201
Tech Hardware, Storage & Peripherals	1,309	—	—	1,309
Textiles, Apparel & Luxury Goods	570	822	—	1,392
Trading Companies & Distributors	294	—	—	294
Total Common Stocks	17,972	1,010	—	18,982
Short-Term Investment
Investment Company	330	—	—	330
Total Assets	$18,302	$1,010	$—	$19,312

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Endurance
Assets:
Common Stocks
Aerospace & Defense	$—	$4,167	$—	$4,167
Biotechnology	—	1,143	—	1,143
Diversified Consumer Services	405	—	—	405
Entertainment	3,554	—	—	3,554
Food & Staples Retailing	—	2,181	—	2,181
Health Care Equipment & Supplies	—	1,195	—	1,195
Health Care Technology	4,360	—	—	4,360
Hotels, Restaurants & Leisure	—	1,010	—	1,010
Household Durables	9,223	4,253	—	13,476
Information Technology Services	11,637	—	—	11,637
Interactive Media & Services	2,160	—	—	2,160
Internet & Direct Marketing Retail	5,186	225	—	5,411
Life Sciences Tools & Services	—	2,608	—	2,608
Media	3,080	—	—	3,080
Pharmaceuticals	2,715	—	—	2,715
Real Estate Management & Development	3,265	—	—	3,265
Software	13,557	—	—	13,557
Specialty Retail	7,522	—	—	7,522
Total Common Stocks	66,664	16,782	—	83,446
Short-Term Investment
Investment Company	1,473	—	—	1,473
Total Assets	$68,137	$16,782	$—	$84,919

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Focus Real Estate
Assets:
Common Stocks
Diversified	$587	$635	$—	$1,222
Health Care	367	93	—	460
Industrial	285	308	—	593
Industrial/Office Mixed	—	46	—	46
Lodging/Resorts	109	—	—	109
Office	51	235	—	286
Residential	569	114	—	683
Retail	575	72	—	647
Self Storage	357	53	—	410
Specialty	238	—	—	238
Total Common Stocks	3,138	1,556	—	4,694
Short-Term Investment
Investment Company	42	—	—	42
Total Assets	$3,180	$1,556	$—	$4,736

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$58,446	$182,262	$—	$240,708
Capital Markets	163,849	—	—	163,849
Health Care Equipment & Supplies	595,843	—	—	595,843
Household Products	154,333	223,634	—	377,967
Industrial Conglomerates	70,816	—	—	70,816
Information Technology Services	549,616	—	—	549,616
Life Sciences Tools & Services	157,480	—	—	157,480
Personal Products	36,718	55,223	—	91,941
Pharmaceuticals	47,691	—	—	47,691
Professional Services	—	122,717	—	122,717
Software	322,743	154,147	—	476,890
Textiles, Apparel & Luxury Goods	37,699	55,131	—	92,830
Tobacco	284,972	71,461	—	356,433
Total Common Stocks	2,480,206	864,575	—	3,344,781
Short-Term Investment
Investment Company	81,702	—	—	81,702
Total Assets	$2,561,908	$864,575	$—	$3,426,483

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Infrastructure
Assets:
Common Stocks
Airports	$8,915	$11,056	$—	$19,971
Communications	51,995	14,026	—	66,021
Diversified	757	18,184	—	18,941
Electricity Transmission & Distribution	26,819	22,151	—	48,970
Oil & Gas Storage & Transportation	71,262	12,030	—	83,292
Railroads	—	7,115	—	7,115
Renewables	—	7,770	—	7,770
Toll Roads	—	23,045	—	23,045
Utilities	11,275	—	—	11,275
Water	7,717	5,692	—	13,409
Total Common Stocks	178,740	121,069	—	299,809
Short-Term Investment
Investment Company	9,062	—	—	9,062
Total Assets	$187,802	$121,069	$—	$308,871

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Global Insight
Assets:
Common Stocks
Biotechnology	$6,056	$—	$—	$6,056
Diversified Financial Services	—	8,743	—	8,743
Diversified Holding Companies	14,673	5,713	—	20,386
Entertainment	44,446	—	—	44,446
Health Care Providers & Services	8,231	—	—	8,231
Health Care Technology	6,274	—	—	6,274
Hotels, Restaurants & Leisure	—	5,947	—	5,947
Information Technology Services	84,478	25,767	—	110,245
Interactive Media & Services	46,945	—	—	46,945
Internet & Direct Marketing Retail	56,250	11,438	—	67,688
Life Sciences Tools & Services	3,462	—	—	3,462
Metals & Mining	954	—	—	954
Pharmaceuticals	14,034	—	—	14,034
Software	42,744	4,028	—	46,772
Total Common Stocks	328,547	61,636	—	390,183
Preferred Stock
Software	—	—	29	29
Investment Company	2,833	—	—	2,833
Call Options Purchased	—	451	—	451
Short-Term Investments
Investment Company	22,549	—	—	22,549
Repurchase Agreements	—	1,484	—	1,484
Total Short-Term Investments	22,549	1,484	—	24,033
Total Assets	353,929	63,571	29	417,529
Liabilities:
Derivative Contracts — PIPE	—	—	(524)	(524)
Total	$353,929	$63,571	$(495)	$417,005

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Insight	Preferred Stock (000)	Derivative Contracts — PIPE (000)
Beginning Balance	$20	$—
Purchases	—	—
Sales	—	—
PIPE transactions	—	(524)
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	9	—
Realized gains (losses)	—	—
Ending Balance	$29	$(524)

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2021	$9	$(524)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2021. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Global Insight	Fair Value at September 30, 2021 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stock	$29	Discounted Cash Flow	Weighted Average Cost of Capital	12.5%	Decrease
			Perpetual Growth Rate	3.5%	Increase

		Market Comparable Companies	Enterprise Value/Revenue	8.0x	Increase
			Discount for Lack of Marketability	12.0%	Decrease

PIPE	$(524)	Market Implied	Discount for Lack of Marketability and Transaction Risk	10.0% - 11.0% / 10.4%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.
A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)

Global Opportunity
Assets:
Common Stocks
Air Freight & Logistics	$—	$416,410	$—		$416,410
Banks	126,184	358,396	—		484,580
Beverages	—	35,568	—		35,568
Construction Materials	35,645	—	—		35,645
Electronic Equipment, Instruments & Components	—	150,590	—		150,590
Entertainment	512,708	—	—		512,708
Food Products	—	58,178	—		58,178
Health Care Equipment & Supplies	120,341	—	—		120,341
Health Care Technology	—	77,271	—		77,271
Hotels, Restaurants & Leisure	105,543	—	—		105,543
Information Technology Services	1,764,277	—	—		1,764,277
Interactive Media & Services	311,559	145,273	—		456,832
Internet & Direct Marketing Retail	859,821	227,345	—		1,087,166
Road & Rail	386,468	—	—		386,468
Software	970,940	—	—		970,940
Textiles, Apparel & Luxury Goods	—	414,648	—		414,648
Total Common Stocks	5,193,486	1,883,679	—		7,077,165
Call Options Purchased	—	2,994	—		2,994
Investment Company	49,547	—	—		49,547
Preferred Stock
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Short-Term Investment
Investment Company	194,674	—	—		194,674
Total Assets	5,437,707	1,886,673	—	†	7,324,380	†
Liabilities:
Derivative Contract — PIPE	—	—	(4,835)		(4,835)
Total	$5,437,707	$1,886,673	$(4,835	)†	$7,319,545	†

†	Includes a security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Opportunity	Common Stock (000)		Preferred Stock (000)		Derivative Contract — PIPE (000)
Beginning Balance	$17,733		$—	†	$—
Purchases	—		—		—
Sales	—		—		—
PIPE transaction	—		—		(4,835)
Amortization of discount	—		—		—
Transfers in	—		—		—
Transfers out	(17,733	)††	—		—
Corporate actions	—		—		—
Change in unrealized appreciation (depreciation)	—		—		—
Realized gains (losses)	—		—		—
Ending Balance	$—		$—	†	$(4,835)

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2021	$—		$—		$(4,835)

†	Includes a security valued at zero.
††	A security transferred out of level 3 due to an Initial Public Offering.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2021:

Global Opportunity	Fair Value at September 30, 2021 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
PIPE	$(4,835)	Market Implied	Discount for Lack of Marketability and Transaction Risk	10.0%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.
A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Permanence
Assets:
Common Stocks
Aerospace & Defense	$284	$—	$—	$284
Banks	137	—	—	137
Beverages	—	96	—	96
Capital Markets	133	—	—	133
Chemicals	34	28	—	62
Commercial Services & Supplies	98	103	—	201
Entertainment	90	48	—	138
Equity Real Estate Investment Trusts (REITs)	36	—	—	36
Food & Staples Retailing	96	—	—	96
Health Care Equipment & Supplies	148	—	—	148
Health Care Technology	92	—	—	92
Hotels, Restaurants & Leisure	37	—	—	37
Household Durables	—	39	—	39
Insurance	57	—	—	57
Internet & Direct Marketing Retail	131	—	—	131
Metals & Mining	59	—	—	59
Oil, Gas & Consumable Fuels	37	—	—	37
Personal Products	—	127	—	127
Pharmaceuticals	177	—	—	177
Real Estate Management & Development	184	—	—	184
Road & Rail	137	—	—	137
Semiconductors & Semiconductor Equipment	307	—	—	307
Software	327	150	—	477
Textiles, Apparel & Luxury Goods	—	356	—	356
Transportation Infrastructure	36	36	—	72
Total Common Stocks	2,637	983	—	3,620
Call Options Purchased	—	4	—	4
Investment Companies	23	34	—	57
Short-Term Investment
Investment Company	66	—	—	66
Total Assets	$2,726	$1,021	$—	$3,747

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Global Real Estate
Assets:
Common Stocks
Diversified	$4,670	$15,598	$—	$20,268
Health Care	9,065	—	—	9,065
Industrial	7,495	3,495	129	11,119
Industrial/Office Mixed	—	845	—	845
Lodging/Resorts	1,807	349	—	2,156
Office	3,977	6,914	—	10,891
Residential	11,609	3,958	18	15,585
Retail	9,100	3,163	—	12,263
Self Storage	7,350	461	—	7,811
Specialty	2,708	—	—	2,708
Total Common Stocks	57,781	34,783	147	92,711
Short-Term Investments
Investment Company	1,300	—	—	1,300
Repurchase Agreements	—	130	—	130
Total Short-Term Investments	1,300	130	—	1,430
Total Assets	$59,081	$34,913	$147	$94,141

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Real Estate	Common Stocks (000)
Beginning Balance	$144
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	3
Realized gains (losses)	—
Ending Balance	$147

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2021	$3

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2021. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Global Real Estate	Fair Value at September 30, 2021 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Common Stocks	$147	Reported Capital balance, adjustments for NAV practical expedient; including adjustments for subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date	Adjusted Capital Balance
		Market Transaction Method	Transaction Valuation	$0.001	Increase

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.
A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Sustain
Assets:
Common Stocks
Beverages	$845	$—	$—	$845
Capital Markets	3,441	1,062	—	4,503
Electronic Equipment, Instruments & Components	1,596	—	—	1,596
Health Care Equipment & Supplies	18,138	—	—	18,138
Health Care Technology	1,429	—	—	1,429
Household Products	3,093	7,876	—	10,969
Industrial Conglomerates	1,801	—	—	1,801
Information Technology Services	13,761	—	—	13,761
Insurance	—	2,755	—	2,755
Interactive Media & Services	3,096	—	—	3,096
Life Sciences Tools & Services	3,502	—	—	3,502
Machinery	1,851	—	—	1,851
Personal Products	896	1,164	—	2,060
Pharmaceuticals	1,054	—	—	1,054
Professional Services	—	1,986	—	1,986
Semiconductors & Semiconductor Equipment	3,663	—	—	3,663
Software	9,900	4,589	—	14,489
Textiles, Apparel & Luxury Goods	905	—	—	905
Total Common Stocks	68,971	19,432	—	88,403
Short-Term Investment
Investment Company	2,404	—	—	2,404
Total Assets	$71,375	$19,432	$—	$90,807

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Growth
Assets:
Common Stocks
Biotechnology	361,277	46,812	—		408,089
Entertainment	1,276,915	—	—		1,276,915
Health Care Equipment & Supplies	478,931	—	—		478,931
Health Care Providers & Services	187,733	—	—		187,733
Health Care Technology	460,419	170,009	—		630,428
Hotels, Restaurants & Leisure	319,626	—	—		319,626
Information Technology Services	5,138,739	309,723	—		5,448,462
Interactive Media & Services	2,652,884	—	—		2,652,884
Internet & Direct Marketing Retail	1,096,405	—	—		1,096,405
Life Sciences Tools & Services	228,453	—	—		228,453
Metals & Mining	41,958	—	—		41,958
Pharmaceuticals	437,473	—	—		437,473
Semiconductors & Semiconductor Equipment	455,175	—	—		455,175
Software	3,341,121	—	—		3,341,121
Specialty Retail	466,883	—	—		466,883
Total Common Stocks	16,943,992	526,544			17,470,536
Preferred Stocks
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Software	—	—	136,746		136,746
Total Preferred Stocks	—	—	136,746	†	136,746	†
Purchased Options		19,448	—		19,448
Investment Company	123,286	—	—		123,286
Short-Term Investment
Investment Company	538,307	—	—		538,307
Total Assets	17,605,585	545,992	136,746	†	18,288,323	†
Liabilities:
Derivative Contract — PIPE	—	—	(8,580)		(8,580)
Total	$17,605,585	$545,992	$128,166	†	$18,279,743

† Includes one security valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Growth	Common Stock (000)		Preferred Stocks (000)		Derivative Contract — PIPE (000)
Beginning Balance	$39,017		$—	†	$—
Purchases	—		136,746		—
Sales	—		—		—
PIPE transactions	—		—		(8,580)
Amortization of discount	—		—		—
Transfers in	—		—		—
Transfers out	(39,017	)††	—		—
Corporate actions	—		—		—
Change in unrealized appreciation (depreciation)	—		—		—
Realized gains (losses)	—		—		—
Ending Balance	$—		136,746	†	$(8,580)

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2021	$—		$—		$(8,580)

†     Includes one security valued at zero.

††  A security transferred out of level 3 due to an Initial Public Offering.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2021. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Growth	Fair Value at September 30, 2021 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$136,746	Market Transaction Method	Precedent Transaction	$220.45	Increase
PIPES	$(8,580)	Market Implied	Discount for Lack of Marketability and Transaction Risk	13.5%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.
A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Inception
Assets:
Common Stocks
Beverages	$24,458	$—	$—	$24,458
Biotechnology	126,360	—	—	126,360
Chemicals	8,112	—	—	8,112
Diversified Consumer Services	52,792	—	—	52,792
Diversified Holding Companies	79,371	—	—	79,371
Diversified Telecommunication Services	54,116	—	—	54,116
Entertainment	27,145	—	—	27,145
Food Products	18,407	—	—	18,407
Health Care Equipment & Supplies	76,454	25,401	—	101,855
Health Care Providers & Services	125,941	6,106	—	132,047
Health Care Technology	103,285	—	—	103,285
Hotels, Restaurants & Leisure	19,209	—	—	19,209
Household Durables	48,551	52,957	—	101,508
Information Technology Services	67,947	—	—	67,947
Insurance	10,362	—	—	10,362
Interactive Media & Services	41,652	—	—	41,652
Internet & Direct Marketing Retail	166,028	—	—	166,028
Life Sciences Tools & Services	104,649	7,480	—	112,129
Machinery	18,186	—	—	18,186
Media	19,831	—	—	19,831
Metals & Mining	14,731	—	—	14,731
Pharmaceuticals	15,964	—	—	15,964
Professional Services	20,915	—	—	20,915
Real Estate Management & Development	86,365	—	—	86,365
Software	282,060	8,487	—	290,547
Specialty Retail	82,074	—	—	82,074
Textiles, Apparel & Luxury Goods	12,798	—	—	12,798
Trading Companies & Distributors	6,479	—	—	6,479
Total Common Stocks	1,714,242	100,431	—	1,814,673
Preferred Stocks
Health Care Technology	—	—	8,009	8,009
Internet & Direct Marketing Retail	1,049	—	—	1,049
Software	—	—	5,380	5,380
Total Preferred Stocks	1,049	—	13,389	14,438
Investment Companies	13,651	24,519	—	38,170
Warrants	708	—	—	708
Call Options Purchased	—	2,167	—	2,167
Short-Term Investments
Investment Company	244,374	—	—	244,374
Repurchase Agreements	—	35,166	—	35,166
Total Short-Term Investments	244,374	35,166	—	279,540
Total Assets	1,974,024	162,283	13,389	2,149,696
Liabilities:
Derivative Contract — PIPE	—	—	(1,148)	(1,148)
Total	$1,974,024	$162,283	$12,241	$2,148,548

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Inception	Preferred Stocks (000)	Derivative Contracts — PIPE (000)
Beginning Balance	$12,647	$—
Purchases	—	—
Sales	—	—
PIPE transactions	—	(1,148)
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	742	—
Realized gains (losses)	—	—
Ending Balance	$13,389	$(1,148)

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2021	$742	$(1,148)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2021. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Inception	Fair Value at September 30, 2021 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$13,389	Discounted Cash Flow	Weighted Average Cost of Capital	11.5% - 14.0% / 12.8%	Decrease
			Perpetual Growth Rate	3.0% - 4.0% / 3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.0x - 36.3x / 7.5x	Increase
			Discount for Lack of Marketability	12.0% - 14.0% / 13.2%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	3.8x	Increase
PIPE	$(1,148)	Market Implied	Discount for Lack of Marketability and Transaction Risk	11.0%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.
A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Advantage
Assets:
Common Stocks
Air Freight & Logistics	$—	$462,164	$—	$462,164
Banks	—	389,434	—	389,434
Beverages	—	350,404	—	350,404
Biotechnology	—	86,419	—	86,419
Capital Markets	228,659	—	—	228,659
Chemicals	—	114,349	—	114,349
Electronic Equipment, Instruments & Components	—	268,950	—	268,950
Food Products	—	278,602	—	278,602
Health Care Equipment & Supplies	—	144,324	—	144,324
Hotels, Restaurants & Leisure	—	132,637	—	132,637
Household Products	—	120,923	—	120,923
Information Technology Services	373,493	190,360	—	563,853
Insurance	1,528	154,825	—	156,353
Interactive Media & Services	—	151,645	—	151,645
Internet & Direct Marketing Retail	—	113,347	—	113,347
Marine	—	126,033	—	126,033
Multi-Utilities	204,383	—	—	204,383
Semiconductors & Semiconductor Equipment	228,312	334,944	—	563,256
Software	—	111,929	—	111,929
Textiles, Apparel & Luxury Goods	170,847	778,114	—	948,961
Total Common Stocks	1,207,222	4,309,403	—	5,516,625
Investment Company	35,872	—	—	35,872
Call Options Purchased	—	2,276	—	2,276
Short-Term Investment
Investment Company	321,362	—	—	321,362
Total Assets	1,564,456	4,311,679	—	5,876,135
Liabilities:
Derivative Contract — PIPE	—	—	(3,216)	(3,216)
Total	$1,564,456	$4,311,679	$(3,216)	$5,872,919

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

International Advantage	Derivative Contract — PIPE (000)
Beginning Balance	$—
Purchases	—
Sales	—
PIPE transactions	(3,216)
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$(3,216)

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2021	$(3,216)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2021:

International Advantage	Fair Value at September 30, 2021 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
PIPE	$(3,216)	Market Implied	Discount for Lack of Marketability and Transaction Risk	10.0%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.
A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

International Equity
Assets:
Common Stocks
Aerospace & Defense	$—	$76,161	$—	$76,161
Air Freight & Logistics	—	51,318	—	51,318
Auto Components	—	12,727	—	12,727
Banks	—	106,614	—	106,614
Beverages	—	141,590	—	141,590
Biotechnology	—	29,342	—	29,342
Capital Markets	—	47,768	—	47,768
Diversified Financial Services	1,906	11,812	—	13,718
Electrical Equipment	—	11,711	—	11,711
Electronic Equipment, Instruments & Components	—	53,567	—	53,567
Food Products	—	66,427	—	66,427
Health Care Equipment & Supplies	—	37,959	—	37,959
Health Care Providers & Services	—	56,036	—	56,036
Hotels, Restaurants & Leisure	—	16,949	—	16,949
Household Products	—	136,589	—	136,589
Insurance	—	175,290	—	175,290
Interactive Media & Services	—	59,203	—	59,203
Life Sciences Tools & Services	—	12,481	—	12,481
Machinery	—	62,702	—	62,702
Metals & Mining	49,443	14,812	—	64,255
Oil, Gas & Consumable Fuels	11,506	23,008	—	34,514
Personal Products	—	51,908	—	51,908
Pharmaceuticals	—	234,516	—	234,516
Professional Services	—	88,862	—	88,862
Semiconductors & Semiconductor Equipment	49,708	15,811	—	65,519
Software	66,936	70,897	—	137,833
Tech Hardware, Storage & Peripherals	—	31,406	—	31,406
Textiles, Apparel & Luxury Goods	—	117,300	—	117,300
Tobacco	—	85,567	—	85,567
Total Common Stocks	179,499	1,900,333	—	2,079,832
Short-Term Investment
Investment Company	40,883	—	—	40,883
Total Assets	$220,382	$1,900,333	$—	$2,120,715

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Opportunity
Assets:
Common Stocks
Air Freight & Logistics	$—	$282,616	$—	$282,616
Banks	174,287	292,289	—	466,576
Beverages	—	37,261	—	37,261
Biotechnology	—	82,706	—	82,706
Electronic Equipment, Instruments & Components	—	143,070	—	143,070
Entertainment	209,501	34,801	—	244,302
Food Products	—	103,744	—	103,744
Health Care Providers & Services	17,781	—	—	17,781
Hotels, Restaurants & Leisure	97,096	186,236	—	283,332
Household Products	—	23,845	—	23,845
Information Technology Services	496,581	146,073	—	642,654
Interactive Media & Services	—	234,733	—	234,733
Internet & Direct Marketing Retail	377,826	485,405	—	863,231
Multi-Line Retail	55,312	—	—	55,312
Semiconductors & Semiconductor Equipment	—	228,156	—	228,156
Textiles, Apparel & Luxury Goods	115,411	550,716	—	666,127
Total Common Stocks	1,543,795	2,831,651	—	4,375,446
Investment Company	30,339	—	—	30,339
Call Options Purchased	—	3,749	—	3,749
Short-Term Investments
Investment Company	176,641	—	—	176,641
Repurchase Agreements	—	10,517	—	10,517
Total Short-Term Investments	176,641	10,517	—	187,158
Total Assets	1,750,775	2,845,917	—	4,596,692
Liabilities:
Derivative Contract — PIPE	—	—	(3,063)	(3,063)
Total	$1,750,775	$2,845,917	$(3,063)	$4,593,629

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

International Opportunity	Derivative Contract — PIPE (000)
Beginning Balance	$—
Purchases	—
Sales	—
PIPE transactions	(3,063)
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$(3,063)

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2021	$(3,063)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2021:

International Opportunity	Fair Value at September 30, 2021 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
PIPE	$(3,063)	Market Implied	Discount for Lack of Marketability and Transaction Risk	10.0%	Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.
A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Multi-Asset Real Return
Assets:
Common Stocks
Banks	$—	†	$—	$—	$—	†
Chemicals	1,348		—	—	1,348
Construction Materials	92		—	—	92
Containers & Packaging	280		—	—	280
Energy Equipment & Services	245		—	—	245
Equity Real Estate Investment Trusts (REITs)	880		—	—	880
Household Durables	413		—	—	413
Insurance	1		—	—	1
Metals & Mining	2,729		470	—	3,199
Oil, Gas & Consumable Fuels	2,856		1	—	2,857
Real Estate	92		—	—	92
Real Estate Management & Development	1		—	—	1
Total Common Stocks	8,937	†	471	—	9,408	†
U.S. Treasury Security	—		10,523	—	10,523
Short-Term Investments
Investment Company	7,348		—	—	7,348
Repurchase Agreements	—		2	—	2
Total Short-Term Investments	7,348		2	—	7,350
Futures Contracts	16		—	—	16
Interest Rate Swap Agreement	—		148	—	148
Total Return Swap Agreements	—		192	—	192
Total Assets	$16,301	†	$11,336	$—	$27,637	†

† Includes one security valued at zero.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Next Gen Emerging Markets
Assets:
Common Stocks
Air Freight & Logistics	$—	$1,317	$—	$1,317
Banks	—	23,952	—	23,952
Consumer Finance	—	2,707	—	2,707
Diversified Consumer Services	—	274	—	274
Entertainment	14,577	3,063	—	17,640
Food & Staples Retailing	—	1,736	—	1,736
Food Products	—	5,400	—	5,400
Information Technology Services	13,762	7,837	—	21,599
Interactive Media & Services	8,537	—	—	8,537
Internet & Direct Marketing Retail	12,444	5,529	—	17,973
Metals & Mining	2,729	7,852	—	10,581
Multi-Line Retail	—	5,590	—	5,590
Oil, Gas & Consumable Fuels	—	8,704	—	8,704
Paper & Forest Products	—	4,535	—	4,535
Software	15,718	4,712	—	20,430
Specialty Retail	—	6,623	—	6,623
Textiles, Apparel & Luxury Goods	—	6,454	—	6,454
Wireless Telecommunication Services	—	6,854	—	6,854
Total Assets	67,767	103,139	—	170,906
Liabilities:
Futures Contract	(87)	—	—	(87)
Total	$67,680	$103,139	$—	$170,819

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Permanence
Assets:
Common Stocks
Aerospace & Defense	$424	$—	$—	$424
Capital Markets	136	—	—	136
Chemicals	94	—	—	94
Commercial Services & Supplies	172	—	—	172
Construction Materials	36	—	—	36
Containers & Packaging	40	—	—	40
Distributors	37	—	—	37
Diversified Consumer Services	59	—	—	59
Entertainment	189	—	—	189
Equity Real Estate Investment Trusts (REITs)	93	—	—	93
Food & Staples Retailing	137	—	—	137
Health Care Equipment & Supplies	289	—	—	289
Health Care Technology	131	—	—	131
Hotels, Restaurants & Leisure	171	—	—	171
Household Products	39	—	—	39
Industrial Conglomerates	58	—	—	58
Insurance	58	—	—	58
Internet & Direct Marketing Retail	184	—	—	184
Life Sciences Tools & Services	40	—	—	40
Metals & Mining	31	—	—	31
Oil, Gas & Consumable Fuels	39	—	—	39
Pharmaceuticals	131	—	—	131
Professional Services	40	—	—	40
Semiconductors & Semiconductor Equipment	223	—	—	223
Software	534	155	—	689
Specialty Retail	105	—	—	105
Textiles, Apparel & Luxury Goods	33	—	—	33
Trading Companies & Distributors	67	—	—	67
Total Common Stocks	3,590	155	—	3,745
Investment Company	24	—	—	24
Call Options Purchased	—	4	—	4
Short-Term Investment
Investment Company	48	—	—	48
Total Assets	$3,662	$159	$—	$3,821

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

US Core
Assets:
Common Stocks
Banks	$10,915	$—	$—	$10,915
Building Products	569	—	—	569
Capital Markets	3,601	—	—	3,601
Commercial Services & Supplies	2,407	—	—	2,407
Diversified Telecommunication Services	955	—	—	955
Electric Utilities	1,596	—	—	1,596
Equity Real Estate Investment Trusts (REITs)	2,841	—	—	2,841
Food & Staples Retailing	2,151	—	—	2,151
Health Care Equipment & Supplies	7,002	—	—	7,002
Health Care Providers & Services	822	—	—	822
Health Care Technology	1,374	—	—	1,374
Hotels, Restaurants & Leisure	5,918	—	—	5,918
Household Durables	301	—	—	301
Information Technology Services	2,267	—	—	2,267
Insurance	1,674	—	—	1,674
Interactive Media & Services	5,711	—	—	5,711
Oil, Gas & Consumable Fuels	3,593	—	—	3,593
Personal Products	2,206	—	—	2,206
Software	6,456	—	—	6,456
Specialty Retail	1,139	—	—	1,139
Tech Hardware, Storage & Peripherals	6,094	—	—	6,094
Textiles, Apparel & Luxury Goods	1,639	—	—	1,639
Trading Companies & Distributors	3,260	—	—	3,260
Total Common Stocks	74,491	—	—	74,491
Short-Term Investment
Investment Company	2,147	—	—	2,147
Total Assets	$76,638	$—	$—	$76,638

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

U.S. Real Estate
Assets:
Common Stocks
Apartments	$5,987	$—	$—	$5,987
Data Centers	3,914	—	—	3,914
Free Standing	3,310	—	—	3,310
Health Care	6,908	—	—	6,908
Industrial	4,780	—	547	5,327
Lodging/Resorts	1,145	—	—	1,145
Manufactured Homes	2,118	—	—	2,118
Office	3,002	—	—	3,002
Self Storage	5,924	—	—	5,924
Shopping Centers	4,292	—	—	4,292
Single Family Homes	1,382	—	—	1,382
Specialty	2,291	—	—	2,291
Total Common Stocks	45,053	—	547	45,600
Short-Term Investment
Investment Company	198	—	—	198
Total Assets	$45,251	$—	$547	$45,798

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

U.S. Real Estate	Common Stock (000)
Beginning Balance	$530
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	17
Realized gains (losses)	—
Ending Balance	$547

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2021	$17

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2021. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

U.S. Real Estate	Fair Value at September 30, 2021 (000)	Valuation Technique	Unobservable Input
Common Stock	$547	Reported Capital balance, adjustments for NAV practical expedient; including adjustments for subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date	Adjusted Capital Balance

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.